UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6337

                              ACCESSOR FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101 (Address of
               principal executive offices) (Zip code)

                             J. ANTHONY WHATLEY III
                                1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                   Copies of all communications, including all
                      communications sent to the agent for
                           service, should be sent to:
                                 PHILIP J. FINA
                           Kirkpatrick & Lockhart LLP
                                 75 State Street
                                Boston, MA 02109
                     (Name and address of agent for service)
                     ---------------------------------------

        Registrant's Telephone Number, including Area Code: 206-224-7420
                                                            ------------

                        Date of fiscal year end: December 31
                                                 -------

                     Date of reporting period: June 30, 2004
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.           Reports to Shareholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).


--------------------------------------------------------------------------------
[Graphic]                     ACCESSOR FUNDS, INC.
--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
              UNAUDITED                              JUNE 30, 2004
--------------------------------------------------------------------------------

                                  EQUITY FUNDS
                                     Growth
                                     Value
                                Small to Mid Cap
                              International Equity

                               FIXED-INCOME FUNDS
                                High Yield Bond
                           Intermediate Fixed-Income
                        Short-Intermediate Fixed-Income
                              Mortgage Securities
                             U.S. Government Money

                                ALLOCATION FUNDS
                           Accessor Income Allocation
                      Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                      Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                     Accessor Aggressive Growth Allocation


--------------------------------------------------------------------------------
                                    ACCESSOR
--------------------------------------------------------------------------------

================================================================================
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


Letter To Our Shareholders...................................................1

Schedule of Investments
   Growth Fund...............................................................2
   Value Fund................................................................6
   Small to Mid Cap Fund....................................................10
   International Equity Fund................................................20
   High Yield Bond Fund.....................................................23
   Intermediate Fixed-Income Fund...........................................27
   Short-Intermediate Fixed-Income Fund.....................................30
   Mortgage Securities Fund.................................................34
   U.S. Government Money Fund...............................................42
   Accessor Income Allocation Fund..........................................43
   Accessor Income & Growth Allocation Fund.................................44
   Accessor Balanced Allocation Fund........................................45
   Accessor Growth & Income Allocation Fund.................................46
   Accessor Growth Allocation Fund..........................................47
   Accessor Aggressive Growth Allocation Fund...............................48

Statements of Assets & Liabilites...........................................49

Statements of Operations....................................................54

Statements of Changes in Net Assets.........................................59

Notes to Financial Statements...............................................67

Financial Highlights........................................................82

Board of Directors.........................................................112

Information on Proxy Voting Record.........................................114




















--------------------------------------------------------------------------------
                                     ~ i ~

================================================================================
                          A LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------



August, 2004



To our Shareholders,
     We are pleased to present the Accessor Funds Semi-Annual Report for the period ended June 30, 2004. This report provides information on the 15 Funds in the Accessor family. Our focus this year was:
     ~ delivering access to the same investment strategy that many large institutions use,
     ~    utilizing the detailed, long-term benefits of diversification and
     ~ asset allocation, and providing disciplined management that maintains style purity with respect to each Fund's benchmark index.

     We remain committed to providing you, our Shareholders, with superior investment products designed to help you meet your varying financial goals. In all market scenarios, we believe the benefits of diversification are enormous. We also think it's valuable for investors to have the ability to choose a portfolio that matches their appetite for risk and return. We strive to provide you with funds that can be used to implement such a portfolio and provide the diversification level you desire.
     We invite you to regularly visit our web site, www.accessor.com. The information is updated regularly and we continually add new features and information.
     Thank you for your confidence and investment in the Accessor Funds. We look forward to the opportunity to work with you in the future as we to continue to earn your support and trust.

Sincerely,

/s/ J. Anthony Whatley, III

J. Anthony Whatley, III
President and Principal Executive Officer
Accessor Funds, Inc.




















--------------------------------------------------------------------------------
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       1

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCK (99.5%)

Aerospace & Defense (2.7%)
     Boeing                                           24,500    $   1,251,705
     Rockwell Collins                                 18,000          599,760
     United Technologies                              11,400        1,042,872
                                                                -------------
                                                                    2,894,337
Air Freight & Logistics (2.7%)
     United Parcel Service                            37,800        2,841,426
                                                                -------------
                                                                    2,841,426
Automobiles (0.6%)
     Harley Davidson                                  11,200          693,728
                                                                -------------
                                                                      693,728
Beverages (4.4%)
     Anheuser Busch                                   44,200        2,386,800
     Brown Forman                                     17,800          859,206
     Coca Cola                                        12,700          641,096
     Pepsi Bottling Group                              6,000          183,240
     PepsiCo                                          11,100          598,068
                                                                -------------
                                                                    4,668,410
Biotechnology (0.3%)
     Amgen *                                           5,300          289,221
                                                                -------------
                                                                      289,221
Building Products (1.6%)
     American Standard Companies *                    40,300        1,624,493
     Sherwin Williams                                  3,400          141,270
                                                                -------------
                                                                    1,765,763
Capital Markets (0.2%)
     T Rowe Price Group                                4,500          226,800
                                                                -------------
                                                                      226,800
Chemicals (0.3%)
     Hercules *                                        2,600           31,694
     International Flavors & Fragrances                5,500          205,700
     Praxair                                           1,100           43,901
                                                                -------------
                                                                      281,295
Commercial Banks (1.1%)
     North Fork Bancorporation                        32,100        1,221,405
                                                                -------------
                                                                    1,221,405
Commercial Services & Supplies (3.4%)
     Apollo Group *                                   24,100        2,127,789
     Automatic Data Processing                         4,900          205,212
     Avery Dennison                                    2,800          179,228
     Cintas                                           21,300        1,015,371
     H&R Block                                         3,100          147,808
     Robert Half International                           100            2,977
                                                                -------------
                                                                    3,678,385
Communications Equipment (2.8%)
     Avaya *                                          52,100          822,659
     Cisco Systems *                                  37,300          884,010
     Qualcomm                                         17,000        1,240,660
                                                                -------------
                                                                    2,947,329
Computers & Peripherals (0.7%)
     International Business Machines                   8,769          772,987
                                                                -------------
                                                                      772,987


--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

2                SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------
Containers & Packaging (0.5%)
     Ball                                              5,800    $     417,890
     Pactiv *                                          2,700           67,338
     Sealed Air *                                      1,900          101,213
                                                                -------------
                                                                      586,441
Diversified Financial Services (2.4%)
     Moody's                                          23,000        1,487,180
     SLM                                              25,700        1,039,565
                                                                -------------
                                                                    2,526,745
Electrical Equipment (0.1%)
     Emerson Electric                                  2,100          133,455
                                                                -------------
                                                                      133,455
Electronic Equipment & Instruments (0.9%)
     Agilent Technologies *                            8,300          243,024
     Symbol Technologies                               4,100           60,434
     Waters *                                         13,500          645,030
                                                                -------------
                                                                      948,488
Energy Equipment & Services (1.0%)
     BJ Services *                                     2,900          132,936
     Halliburton                                       8,800          266,288
     Schlumberger                                      9,300          590,643
                                                                -------------
                                                                      989,867
Food & Staples Retailing (3.1%)
     Sysco                                            23,600          846,532
     Wal-Mart Stores                                  46,600        2,458,616
                                                                -------------
                                                                    3,305,148
Food Products (6.4%)
     Campbell Soup                                    18,800          505,344
     H.J. Heinz                                       30,600        1,199,520
     Hershey Foods                                    26,600        1,230,782
     Kellogg                                          40,900        1,711,665
     McCormick & Company                              25,400          863,600
     Sara Lee                                         36,100          829,939
     Wm Wrigley Jr.                                    8,100          510,705
                                                                -------------
                                                                    6,851,555
Health Care Providers & Services (3.4%)
     Cardinal Health                                   1,200           84,060
     IMS Health                                       40,200          942,288
     United Health Group                              41,800        2,602,050
                                                                -------------
                                                                    3,628,398
Health Care Equipment & Supplies (13.6%)
     Baxter International                             23,400          807,534
     Becton Dickinson                                  5,200          269,360
     Biomet                                           13,800          613,272
     Boston Scientific *                              65,000        2,782,000
     C.R. Bard                                        18,600        1,053,690
     Guidant                                          47,500        2,654,300
     Medtronic                                           800           38,976
     Millipore *                                         500           28,185
     St Jude Medical *                                18,900        1,429,785
     Stryker                                          37,000        2,035,000
     Zimmer Holdings *                                32,650        2,879,730
                                                                -------------
                                                                   14,591,832
Hotels, Restaurants & Leisure (5.5%)
     International Game Technology                    70,100        2,705,860

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       3

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Hotels, Restaurants & Leisure - continued
     Starbucks *                                      41,000    $   1,782,680
     Yum! Brands *                                    38,100        1,418,082
                                                                -------------
                                                                    5,906,622
Household Durables (1.1%)
     Black & Decker                                    8,200          509,466
     Dow Chemical                                      9,300          378,510
     Fortune Brands                                    2,900          218,747
     Maytag                                              800           19,608
                                                                -------------
                                                                    1,126,331
Household Products (2.8%)
     Clorox                                           11,200          602,336
     Kimberly Clark                                    6,900          454,572
     Procter & Gamble                                 36,400        1,981,616
                                                                -------------
                                                                    3,038,524
Industrial Conglomerates (5.1%)
     General Electric                                127,800        4,140,720
     3M                                               14,500        1,305,145
                                                                -------------
                                                                    5,445,865
Internet & Catalog Retail (2.3%)
     eBay *                                           26,700        2,455,065
                                                                -------------
                                                                    2,455,065
Internet Software & Services (1.8%)
     Yahoo! *                                         52,900        1,921,857
                                                                -------------
                                                                    1,921,857
Machinery (0.8%)
     Caterpillar                                       6,100          484,584
     Danaher                                           6,100          316,285
     Navistar International *                            600           23,256
                                                                -------------
                                                                      824,125
Media (0.5%)
     Dow Jones                                           100            4,510
     McGraw Hill                                       4,000          306,280
     Meredith                                          4,400          241,824
                                                                -------------
                                                                      552,614
Metals & Mining (1.1%)
     Allegheny Technologies                            1,400           25,270
     Freeport-McMoran C & G                           34,800        1,153,620
                                                                -------------
                                                                    1,178,890
Multiline Retail (0.1%)
     Dollar General                                    6,000          117,360
                                                                -------------
                                                                      117,360
Personal Products (3.8%)
     Avon Products                                    53,700        2,477,718
     Gillette                                         37,200        1,577,280
                                                                -------------
                                                                    4,054,998
Pharmaceuticals (5.1%)
     Allergan                                          8,200          734,064
     Forest Labratories *                             13,800          781,494
     Johnson & Johnson                                15,600          868,920
     Pfizer                                           89,780        3,077,658
                                                                -------------
                                                                    5,462,136
Real Estate (0.2%)
     Simon Property Group                              4,100          210,822
                                                                -------------
                                                                      210,822

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

4                SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                  SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment (2.6%)
     Applied Materials *                                                                        4,600       $     90,252
     Broadcom *                                                                                   200              9,354
     Intel                                                                                     56,400          1,556,640
     National Semiconductor *                                                                  18,800            413,412
     Texas Instruments                                                                         29,800            720,564
                                                                                                            ------------
                                                                                                               2,790,222
Software (6.5%)
     Autodesk                                                                                  14,100            603,621
     Electronic Arts *                                                                         25,000          1,363,750
     Intuit *                                                                                   2,000             77,160
     Microsoft                                                                                127,200          3,632,832
     Symantec *                                                                                28,600          1,252,108
                                                                                                            ------------
                                                                                                               6,929,471
Specialty Retail (3.7%)
     AutoZone *                                                                                 4,800            384,480
     Best Buy                                                                                  12,000            608,880
     GAP Stores                                                                                48,400          1,173,700
     Home Depot                                                                                42,000          1,478,400
     Lowe's Companies                                                                             700             36,785
     Radioshack                                                                                   900             25,767
     Staples                                                                                    2,200             64,482
     TJX Companies                                                                              7,500            181,050
                                                                                                            ------------
                                                                                                               3,953,544
Textiles, Apparel & Luxury Goods (0.7%)
     Nike Inc - Class B                                                                        10,100            765,075
                                                                                                            ------------
                                                                                                                 765,075
Tobacco (1.7%)
     Altria Group                                                                              34,300          1,716,715
     UST                                                                                        3,400            122,400
                                                                                                            ------------
                                                                                                               1,839,115
Wireless Telecommunication Services (1.9%)
     Nextel Communications *                                                                   75,200          2,004,832
                                                                                                            ------------
                                                                                                               2,004,832

TOTAL COMMON STOCK (IDENTIFIED COST $96,517,930)                                                             106,420,484
                                                                                                            ------------


                                                            INTEREST       MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.6%)                                 RATE           DATE            AMOUNT            VALUE

     FIFTH THIRD REPURCHASE AGREEMENT DATED                  1.300%       07/01/2004        $ 682,865       $    682,865
     06/30/04 (Repurchase value $682,890 collateralized                                                     ------------
     by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $682,865)                                                          682,865
                                                                                                            ------------


TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $97,200,795)(1)                                                  107,103,349
TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                      (62,706)
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $107,040,643
                                                                                                            ============





--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
* Non-income producing security.
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       5

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK (98.5%)
Aerospace & Defense (4.0%)
     General Dynamics                                 15,600    $   1,549,080
     Precision Castparts                               4,900          267,981
     United Technologies                              19,800        1,811,304
                                                                -------------
                                                                    3,628,365
     Auto Components (1.4%)
     Dana Corp                                         6,700          131,320
     Lear                                              9,400          554,506
     Visteon                                          51,800          604,506
                                                                -------------
                                                                    1,290,332

Automobiles (1.1%)
     Ford Motor                                       34,300          536,795
     General Motors                                    9,500          442,605
                                                                -------------
                                                                      979,400
Beverages (0.7%)
     Coca Cola                                        23,400          678,366
                                                                -------------
                                                                      678,366

Biotechnology (0.9%)
     Genzyme *                                        16,900          799,877
                                                                -------------
                                                                      799,877

Building Products (0.5%)
     Sherwin Williams                                 10,600          440,430
                                                                -------------
                                                                      440,430
Capital Markets (4.8%)
     Goldman Sachs                                    10,300          969,848
     Merrill Lynch                                    26,200        1,414,276
     Morgan Stanley                                   37,600        1,984,152
                                                                -------------
                                                                    4,368,276
Chemicals (0.9%)
     Air Products & Chemicals                          4,500          236,025
     PPG Industries                                    6,300          393,687
     Rohm & Haas                                       3,500          145,530
                                                                -------------
                                                                      775,242
Commercial Banks (11.1%)
     Bank of America                                  53,000        4,484,860
     Comerica                                          5,700          312,816
     Hibernia                                         45,400        1,103,220
     KeyCorp                                          46,000        1,374,940
     National City                                    11,300          395,613
     Suntrust Bank                                     7,600          493,924
     Unionbancal                                      21,100        1,190,040
     Wachovia                                         16,700          743,150
                                                                -------------
                                                                   10,098,563
Commercial Services & Supplies (3.1%)
     Cendant                                          36,800          900,864
     Convergys *                                      12,400          190,960
     First Data                                       17,812          792,990
     Hubbell Inc - Class B                             7,400          345,654
     Waste Management                                 19,100          585,415
                                                                -------------
                                                                    2,815,883
Communications Equipment (2.2%)
 Motorola                                             90,700        1,655,275
 Scientific-Atlanta                                   10,900          376,050
                                                                -------------
                                                                    2,031,325

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

6                SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                                   VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Computers & Peripherals (0.2%)
     NCR *                                             4,100    $     203,319
                                                                -------------
                                                                      203,319
Construction & Engineering (0.5%)
     Lennar                                           10,900          487,448
                                                                -------------
                                                                      487,448
Containers & Packaging (1.4%)
     Temple-Inland                                    18,500        1,281,125
                                                                -------------
                                                                    1,281,125
Diversified Financial Services (7.9%)
     Capital One Financial                            16,700        1,141,946
     Citigroup                                       112,187        5,216,696
     MBNA                                             32,600          840,754
                                                                -------------
                                                                    7,199,396
Diversified Telecommunication Services (5.2%)
     AT&T                                             14,600          213,598
     CenturyTel                                       21,800          654,872
     Citizens Communications *                        11,200          135,520
     Cox Communications *                             17,100          475,209
     Sprint - FON                                     96,400        1,696,640
     Telephone & Data Systems                          3,400          242,080
     Verizon Communications                           35,600        1,288,364
                                                                -------------
                                                                    4,706,283
Electric Utilities (5.2%)
     Ameren                                           28,100        1,207,176
     American Electric Power                          24,400          780,800
     Centerpoint Energy                               21,600          248,400
     Edison International                              6,000          153,420
     Entergy                                          18,000        1,008,180
     Exelon                                           38,700        1,288,323
                                                                -------------
                                                                    4,686,299
Electronic Equipment & Instruments (0.7%)
     Tektronix                                        18,900          642,978
                                                                -------------
                                                                      642,978
Energy Equipment & Services (0.4%)
     Halliburton                                      12,700          384,302
                                                                -------------
                                                                      384,302
Food & Staples Retailing (0.9%)
     SuperValu                                        25,300          774,433
                                                                -------------
                                                                      774,433
Health Care Providers & Services (1.8%)
     Medco Health Solutions *                         32,200        1,207,500
     Wellpoint Health Networks *                       3,700          414,437
                                                                -------------
                                                                    1,621,937
Hotels, Restaurants & Leisure (0.8%)
     McDonalds                                        28,200          733,200
                                                                -------------
                                                                      733,200
Household Durables (0.5%)
     Centex                                            4,600          210,450
     Pulte Homes                                       4,000          208,120
                                                                -------------
                                                                      418,570
Industrial Conglomerates (1.0%)
     Tyco International                               27,700          917,978
                                                                -------------
                                                                      917,978


--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       7

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Insurance (8.6%)
     Ace                                              18,800    $     794,864
     AMBAC Financial Group                             7,200          528,768
     American International Group                     20,100        1,432,728
     Hartford Financial Services Group                15,100        1,037,974
     Lincoln National                                  3,900          184,275
     MBIA                                             20,800        1,188,096
     St. Paul Companies                               53,559        2,171,282
     XL Capital - Class A                              6,700          505,582
                                                                -------------
                                                                    7,843,569
IT Services (0.3%)
     Sungard Data Systems *                           10,700          278,200
                                                                -------------
                                                                      278,200
Machinery (1.5%)
     Caterpillar                                      13,400        1,064,496
     Eaton                                             5,200          336,648
                                                                -------------
                                                                    1,401,144
Media (5.4%)
     Clear Channel Communications                     10,800          399,060
     Comcast *                                        36,273        1,016,732
     Fox Entertainment Group - Class A *              32,400          865,080
     Gannett                                           3,000          254,550
     Time Warner *                                   108,500        1,907,430
     Viacom                                           12,800          457,216
                                                                -------------
                                                                    4,900,068
Multi-Utilities & Unregulated Power (0.3%)
     Public Service Enterprise                         7,700          308,231
                                                                -------------
                                                                      308,231
Multiline Retail (2.0%)
     Federated Department Stores                      37,400        1,836,340
                                                                -------------
                                                                    1,836,340
Office Electronics (0.3%)
     Xerox *                                          20,200          292,900
                                                                -------------
                                                                      292,900
Oil & Gas (12.9%)
     Anadarko Petroleum                               11,500          673,900
     Chesapeake Energy                                17,800          262,016
     ChevronTexaco                                    24,377        2,294,119
     ConocoPhillips                                   27,423        2,092,101
     Devon Energy                                      6,606          435,996
     Exxon Mobil                                      93,776        4,164,593
     Kerr-McGee                                        9,100          489,307
     Marathon Oil                                     17,000          643,280
     Pogo Producing                                    4,800          237,120
     Unocal                                           11,000          418,000
                                                                -------------
                                                                   11,710,432
Paper & Forest Products (1.7%)
     Weyerhaeuser                                     24,900        1,571,688
                                                                -------------
                                                                    1,571,688

Pharmaceuticals (0.3%)
     King Pharmaceuticals *                           26,100          298,845
                                                                -------------
                                                                      298,845

Real Estate (0.7%)
     Istar Financial                                  15,900          636,000
                                                                -------------
                                                                      636,000


--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

8                SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                  SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
Road & Rail (0.5%)
     Union Pacific                                                                              7,100       $    422,095
                                                                                                            ------------
                                                                                                                 422,095
Semiconductors & Semiconductor Equipment (1.0%)
     National Semiconductor *                                                                  13,000            285,870
     Texas Instruments                                                                         27,000            652,860
                                                                                                            ------------
                                                                                                                 938,730
Textiles, Apparel & Luxury Goods (0.7%)
     Foot Locker                                                                               27,000            657,180
                                                                                                            ------------
                                                                                                                 657,180
Thrifts & Mortgage Finance (4.2%)
     Countrywide Financial                                                                     21,300          1,496,325
     FHLMC                                                                                     18,900          1,196,370
     Golden West Financial                                                                     10,200          1,084,770
                                                                                                            ------------
                                                                                                               3,777,465
Tobacco (0.9%)
     Altria Group                                                                              15,500            775,775
                                                                                                            ------------
                                                                                                                 775,775

TOTAL COMMON STOCK (IDENTIFIED COST $82,012,270)                                                              89,611,989
                                                                                                            ------------


                                                               INTEREST      MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (1.7%)                                    RATE         DATE           AMOUNT            VALUE

     FIFTH THIRD REPURCHASE AGREEMENT DATED                     1.300%      07/01/2004     $1,508,672       $  1,508,672
     06/30/04 (Repurchase value $1,508,726 collateralized
     by U.S. Government Agency Securities)
     United States Treasury Bill(1)                             1.150%      09/02/2004        125,000            124,736
                                                                                                            ------------


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,633,408)                                                      1,633,408
                                                                                                            ------------

TOTAL INVESTMENTS (100.3%) (IDENTIFIED COST $83,645,678)(2)                                                   91,245,397
TOTAL LIABILITIES LESS OTHER ASSETS (-0.3%)                                                                     (314,273)
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 90,931,124
                                                                                                            ============


------------------------------------------------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS
                                                                                                          UNREALIZED
                                                                    UNITS PER            CURRENT         APPRECIATION/
TYPE                                 EXPIRATION         CONTRACTS   CONTRACT              VALUE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
EMINI S&P 500 FUTURE                 9/17/2004             17          350               $ 399,175         $  22,153








* Non-income producing security.
(1) Security has been segregated as collateral to cover margin requirements for open futures contracts as of June 30, 2004.
(2) See Note 6 for important tax information.
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                       9

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCK (99.6%)

Aerospace & Defense (1.1%)
     Alliant Techsystems *                            20,300    $   1,285,802
     Allied Defense Group *                            2,800           50,316
     Armor Holdings *                                  6,900          234,600
     Spacehab *                                       33,900          124,413
                                                                -------------
                                                                    1,695,131
Air Freight & Logistics (0.7%)
     The Brink's                                       8,600          294,550
     CNF                                               5,300          220,268
     EGL *                                            17,100          454,860
     Pacer International *                             7,900          146,150
                                                                -------------
                                                                    1,115,828
Airlines (0.3%)
     Continental Airlines *                           25,000          284,250
     Mesa Airlines *                                  18,700          151,283
                                                                -------------
                                                                      435,533
Auto Components (0.3%)
     Bandag                                            6,300          280,539
     Stattec Security *                                1,800          123,174
                                                                -------------
                                                                      403,713
Automobiles (0.5%)
     Wabash National *                                28,800          793,440
                                                                -------------
                                                                      793,440
Beverages (0.4%)
     Coca-Cola Bottling                                2,800          162,092
     PepsiAmericas                                    22,300          473,652
                                                                -------------
                                                                      635,744
Biotechnology (2.7%)
     Affymetrix *                                      3,200          104,736
     Applera *                                         8,700          100,137
     Diversa *                                        17,900          181,327
     Genencor International *                         24,800          405,976
     Genentech *                                      24,600        1,382,520
     Invitrogen *                                     17,600        1,267,024
     Kosan Biosciences *                              35,300          278,870
     Maxygen *                                        17,100          180,747
     Vaxgen *                                         19,400          274,704
                                                                -------------
                                                                    4,176,041
Building Products (0.2%)
     Penn Engineering & Manufacturing                  5,900          126,496
     US Concrete *                                    22,000          155,100
     USG *                                             6,000          105,480
                                                                -------------
                                                                      387,076
Capital Markets (0.9%)
     Affiliated Managers Group *                       8,400          423,108
     Investment Technology *                           4,900           62,671
     Jefferies Group                                  16,000          494,720
     SEI Investments Company                           9,200          267,168
     SWS Group                                         6,300           96,390
                                                                -------------
                                                                    1,344,057
Chemicals (1.8%)
     Airgas                                            7,900          188,889
     Arch Chemicals                                    7,400          213,268

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

10               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Chemicals - continued
     Cytec Industries                                  6,800    $     309,060
     Lubrizol                                          8,100          296,622
     OM Group *                                       34,500        1,138,845
     W.R. Grace & Company *                          112,500          697,500
                                                                -------------
                                                                    2,844,184
Commercial Banks (4.6%)
     Bank Utd *                                       26,400            1,848
     BankAtlantic Bancorp                             45,000          830,250
     Bankunited Financial - Class A *                 15,100          389,580
     Banner Corporation                                3,000           87,180
     Corus Bankshares                                  1,700           69,887
     Firstmerit Corporation                           19,600          516,852
     Greater Bay Bancorp                              14,900          430,610
     International Bancshares                            278           11,273
     PAB Bankshares                                    3,100           37,634
     Pacific Premier Bancorp *                         4,600           48,990
     PFF Bancorp                                      17,920          667,341
     Popular                                          29,600        1,265,992
     Republic Bancorp                                  6,510          131,437
     Security Bank                                       800           27,800
     Suffolk Bancorp                                   2,100           68,460
     UMB Financial                                    18,825          971,746
     Unionbancal                                      26,600        1,500,240
                                                                -------------
                                                                    7,057,120
Commercial Services & Supplies (6.1%)
     Acxiom                                           22,800          566,124
     Adminstaff *                                     10,500          174,300
     Banta                                            13,700          608,417
     Carriage Services *                              41,900          211,176
     Checkfree *                                      11,300          339,000
     Corrections Corporation Of America *             24,300          959,607
     Forrester Research *                              8,800          164,120
     G & K Services                                    5,800          233,102
     Gevity HR                                         3,500           91,665
     Global Payments                                   9,780          440,296
     Imagistics International *                       19,600          693,840
     ITT Educational Services *                        8,100          307,962
     John H. Harland Corporation                       6,700          196,645
     Kforce *                                          9,000           84,960
     Kroll *                                          17,500          645,400
     Labor Ready *                                    23,700          367,350
     Learning Tree International *                    11,000          159,610
     Maximus *                                        20,400          723,384
     Medical Staffing Network *                       18,300          117,852
     NCO Group *                                       2,000           53,380
     On Assignment *                                  10,300           60,770
     Pomeroy Computer Resources *                     11,000          131,120
     Prepaid Legal Services *                          6,400          152,512
     Servicemaster                                    38,700          476,784
     Sourcecorp *                                     19,700          542,144
     Viad                                             19,700          532,097
     Volt Info Sciences *                             12,300          387,573
                                                                -------------
                                                                    9,421,190


--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      11

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Communications Equipment (2.7%)
     Adtran                                           36,400    $   1,214,668
     Advanced Fibre Communications *                   3,500           70,700
     Anixter International *                          15,000          510,450
     Arris Group *                                    19,200          114,048
     Cable Design Technologies *                      14,900          157,940
     Commscope *                                      30,100          645,645
     Communications Systems                            2,800           22,428
     Harris                                            5,600          284,200
     Juniper Networks *                                9,600          235,872
     Silicon Laboratories *                           12,000          556,200
     Tekelec *                                        20,900          379,753
                                                                -------------
                                                                    4,191,904
Computers & Peripherals (0.8%)
     Storage Technology *                             29,000          841,000
     Zebra Technologies *                              4,800          417,600
                                                                -------------
                                                                    1,258,600
Construction Materials (0.2%)
     Hughes Supply                                     5,700          335,901
                                                                -------------
                                                                      335,901
Consumer Durables (0.6%)
     Lennar                                            7,000          313,040
     Levitt *                                         11,250          289,800
     Palm Harbor Homes *                              14,300          253,539
                                                                -------------
                                                                      856,379
Consumer Finance (0.7%)
     Ace Cash Express *                                2,900           74,501
     AmeriCredit *                                     9,000          175,770
     CompuCredit *                                    39,100          676,430
     Credit Acceptance *                               5,600           84,392
     WFS Financial *                                   1,900           94,069
                                                                -------------
                                                                    1,105,162
Containers & Packaging (1.1%)
     Caraustar *                                      12,000          169,320
     Crown Holdings *                                 17,600          175,472
     Jarden *                                         18,750          674,813
     Silgan Holdings                                   5,900          237,829
     Smurfit- Stone Container *                       11,100          221,445
     Sonoco                                            9,600          244,800
                                                                -------------
                                                                    1,723,679
Distributors (0.6%)
     Brightpoint *                                    36,525          502,219
     Memberworks *                                    15,100          447,262
                                                                -------------
                                                                      949,481
Diversified Financial Services (5.5%)
     Banknorth Group                                   7,100          230,608
     Berkshire Hathaway *                                 56        4,981,200
     Cash Amer International                           4,100           94,300
     CIT Group                                        33,100        1,267,399
     City Holding                                      3,600          113,688
     City National                                    10,800          709,560
     Gold Banc Corporation                            24,900          385,950
     Hudson United Bancorp                            18,500          689,680
     Labranche                                         4,400           37,048
                                                                -------------
                                                                    8,509,433

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

12               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Diversified Telecommunication Services (0.8%)
     Aspect Communications *                           9,800    $     139,160
     Cincinnati Bell *                                26,500          117,660
     Cox Communications *                             30,400          844,816
     Shenandoah Telecommunications                     4,100          110,700
                                                                -------------
                                                                    1,212,336
Electric Utilities (0.3%)
     Central Vermont Public Service                   17,900          366,771
     Pepco Holdings                                    4,400           80,432
     Unitil                                            1,100           28,985
                                                                -------------
                                                                      476,188
Electrical Equipment (1.7%)
     Atmel *                                          31,200          184,704
     AVX                                               2,800           40,460
     Belden                                           17,400          372,882
     Littlefuse *                                      9,800          415,618
     Mestek *                                          1,400           23,254
     Napco Security Systems *                         63,000          468,720
     Pentair                                          16,400          551,696
     Richardson Electric                               3,200           35,456
     SPX                                               8,000          371,520
     Technitrol *                                     11,200          245,280
                                                                -------------
                                                                    2,709,590
Electronic Equipment & Instruments (2.4%)
     Arrow Electronics *                              47,000        1,260,540
     Avnet *                                          51,100        1,159,970
     Checkpoint Systems *                             29,700          532,521
     Information Resources *                          66,500          197,505
     Integrated Circuit Systems *                      5,000          135,800
     Planar Systems *                                 16,800          224,952
     Tech Data *                                       1,700           66,521
     Vishay Intertechnology *                         10,800          200,664
                                                                -------------
                                                                    3,778,473
Energy Equipment & Services (1.7%)
     Gulf Island Fabrication                          13,800          298,494
     Kaneb Services                                    9,900          279,279
     Lone Star Technologies *                          6,100          168,116
     Maverick Tube *                                   3,600           94,536
     Smith International *                             4,800          267,648
     TETRA Technologies *                             17,100          459,135
     Veritas *                                        49,300        1,141,295
                                                                -------------
                                                                    2,708,503
Food & Staples Retailing (0.2%)
     Ruddick                                          16,800          377,160
                                                                -------------
                                                                      377,160
Food Products (1.1%)
     Chiquita Brands International *                  17,700          370,284
     Dean Foods *                                      3,053          113,907
     Hormel Foods                                      1,800           55,980
     Lance                                            10,500          161,700
     Tyson Foods                                      46,600          976,270
                                                                -------------
                                                                    1,678,141
Gas Utilities (0.7%)
     Equitable Resources                               2,500          129,275
     Laclede Group                                     6,400          175,424

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      13

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Gas Utilities - continued
     TC Pipelines                                      2,100    $      67,534
     UGI                                              20,850          669,285
                                                                -------------
                                                                    1,041,518
Health Care Providers & Services (3.1%)
     America Service Group *                           2,000           69,500
     AMN Healthcare Services *                        18,200          278,278
     Coventry Health Care *                           10,500          513,450
     Davita *                                         19,350          596,561
     Health Net *                                      9,400          249,100
     Healthextras *                                   26,700          442,419
     Laboratory Corporation America *                  4,200          166,740
     Oxford Health Plans                              11,100          610,944
     Pacificare Health Systems *                       7,700          297,682
     Pediatrix Med Group *                             6,800          474,980
     Sierra Health Services *                         25,400        1,135,380
                                                                -------------
                                                                    4,835,034
Health Care Equipment & Supplies (5.6%)
     Angelica                                         10,000          251,100
     Apogent Technologies *                           19,000          608,000
     Arrow International                               7,000          209,440
     Beckman Coulter                                  27,800        1,695,800
     Cantel Medical *                                  6,400          137,920
     Closure Medical Group *                           7,100          178,281
     CYTYC *                                          26,000          659,620
     Fisher Scientific International *                 5,900          340,725
     Gen-Probe *                                      35,200        1,665,664
     Henry Schein *                                    7,800          492,492
     Hillenbrand Industries                            8,100          489,645
     IDX Systems *                                    14,100          449,649
     Prime Medical Services *                         25,400          201,676
     PSS World Medical *                              17,600          197,120
     Utah Medical Products                             3,200           84,544
     Varian Med Systems *                              9,000          714,150
     Vital Signs                                       8,300          241,032
                                                                -------------
                                                                    8,616,858
Hotels, Restaurants & Leisure (3.6%)
     Boyd Gaming                                      22,500          597,825
     Caesars Entertainment *                         107,000        1,605,000
     CEC Entertainment *                              13,100          386,581
     Checkers Drive-In Restaurant *                   45,400          524,370
     Dave & Buster's *                                13,100          246,149
     GTECH Holdings                                    1,600           74,096
     International Speedway                            4,000          194,560
     Jack in the Box *                                 4,600          136,620
     Lone Star SteakHouse                             25,400          690,626
     MGM Mirage *                                      9,100          427,154
     Monaco Coach                                     12,300          346,491
     Station Casinos                                   6,000          290,400
                                                                -------------
                                                                    5,519,872
Household Durables (2.7%)
     Chattem *                                        14,300          412,841
     Energizer Holdings *                             35,400        1,593,000
     Harman International Industry                     8,400          764,400
     NVR *                                             1,400          677,880

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

14               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Household Durables - continued
     Rayovac *                                        17,200    $     483,320
     Ryland Group                                      2,700          211,140
                                                                -------------
                                                                    4,142,581
Industrial Conglomerates (0.1%)
     Standex International                             3,100           84,320
                                                                -------------
                                                                       84,320
Insurance (5.2%)
     21st Century Insurance Group                     23,400          302,796
     Alleghany *                                       2,100          602,700
     American Financial Group                          6,400          195,648
     Argonaut Group *                                  4,500           82,935
     Berkley                                           1,000           42,950
     Fidelity National Financial                      38,501        1,437,627
     First American Financial                         13,500          349,515
     Harleysville Group                                7,300          137,605
     Kansas City Life Insurance                        2,700          113,643
     Landamerica Financial Group                       9,200          358,156
     Markel *                                            900          249,750
     National Western Life *                             200           30,710
     Nationwide                                       21,100          793,571
     Old Republic International                       40,950          971,334
     PMA Capital - Class A                             7,700           69,300
     Protective Life                                  24,700          955,149
     Stancorp Financial Group                          5,400          361,800
     Stewart Information Services                      6,400          216,128
     Transatlantic Holdings                            6,500          526,435
     Unitrin                                           7,900          336,540
                                                                -------------
                                                                    8,134,292
Internet & Catalog Retail (0.6%)
     Amazon.com *                                      9,600          522,240
     Priceline.com *                                   9,100          245,063
     Sportsman's Guide *                               6,800          159,113
                                                                -------------
                                                                      926,416
Internet Software & Services (1.9%)
     Akamai Technologies *                            16,600          297,970
     Infospace *                                       2,000           76,080
     InterActive *                                     4,536          136,715
     Internet Security Systems *                       9,100          139,594
     PC-Tel *                                         18,300          215,940
     QRS *                                            18,900          123,795
     Register.com *                                   28,902          172,256
     RSA Security *                                   33,100          677,557
     Sonicwall *                                      17,000          146,200
     United Online *                                  21,800          383,898
     Valueclick *                                     11,500          137,770
     Verisign *                                       24,800          493,520
                                                                -------------
                                                                    3,001,295
IT Services (1.1%)
     DST Systems *                                     9,400          452,046
     Intergraph *                                     29,700          768,042
     Lightbridge *                                    20,600          115,360
     SI International *                               13,500          275,265
     Tier Technologies *                               8,900           86,686
                                                                -------------
                                                                    1,697,399

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      15

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Leisure Equipment & Products (0.4%)
     Aldila *                                         14,600    $     181,186
     Shuffle Master *                                 11,700          424,827
                                                                -------------
                                                                      606,013
Machinery (2.3%)
     A.S.V. *                                          5,700          178,467
     Albany International                             10,500          352,380
     Applied Industrial Tech                           7,200          216,864
     Barnes Group                                      3,500          101,430
     Briggs & Stratton                                 4,100          362,235
     CLARCOR                                           5,900          270,220
     Manitowoc                                         8,100          274,185
     NACCO Industries                                  4,100          389,500
     Tecumseh Products                                10,500          432,495
     Terex *                                          28,100          959,053
                                                                -------------
                                                                    3,536,829
Marine (0.1%)
     Overseas Shipholding Group                        4,100          180,933
                                                                -------------
                                                                      180,933
Media (4.0%)
     Acme Communications *                            22,400          154,560
     Cadmus Communications                             7,200          106,200
     Cox Radio *                                      27,000          469,260
     DIRECTV Group *                                  46,182          789,712
     Fisher Communications *                           2,300          115,759
     Fox Entertainment Group - Class A *              20,200          539,340
     Grey Global Group                                   200          197,000
     Hearst-Argyle Television                         24,100          621,298
     Lamar Advertising - Class A *                     3,100          134,385
     Liberty Media - Class A *                       120,000        1,078,800
     Liberty Media *                                   6,000          222,600
     Lynch Interactive *                               2,700           91,989
     Metro-Goldwyn-Mayer *                            24,258          293,522
     PanAmSat *                                       20,300          471,366
     R H Donnelley *                                   2,400          104,976
     The Washington Post Company                         800          744,008
                                                                -------------
                                                                    6,134,775
Metals & Mining (1.5%)
     AK STL Holdings *                               106,200          559,674
     Carpenter Technology                             13,900          473,295
     Century Aluminum *                                4,100          101,639
     Cleveland-Cliffs *                                2,700          152,253
     Material Sciences *                               4,700           50,055
     Reliance Steel & Aluminum                         4,900          197,568
     RTI International Metals *                        7,700          122,815
     Titanium Metals *                                 6,700          620,085
                                                                -------------
                                                                    2,277,384
Multi-Utilities & Unregulated Power (1.0%)
     Energy East                                      32,500          788,125
     ONEOK                                            16,700          367,233
     Westar Energy                                    22,700          451,957
                                                                -------------
                                                                    1,607,315
Multiline Retail (1.0%)
     Deb Shops                                         6,100          146,766
     Kmart *                                          11,200          804,160

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

16               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Multiline Retail - continued
     Saks *                                           38,000    $     570,000
                                                                -------------
                                                                    1,520,926
Oil & Gas (4.3%)
     Energy Partners *                                18,400          281,520
     Giant Industries *                               44,000          968,000
     Houston Exploration*                              4,600          238,464
     Kerr-McGee                                       16,188          870,429
     Magellan Midstream Partners                       1,500           76,275
     NATCO Group *                                     8,500           65,535
     Newfield Exporation *                            12,100          674,454
     Pacific Energy Partners                           3,500           91,140
     Patina Oil & Gas                                 15,750          470,453
     T-3 Energy Services *                               900            5,346
     Tesoro Petroleum *                               30,500          841,800
     Ultra Petroleum *                                14,200          530,086
     World Fuel Services                              18,800          847,504
     XTO Energy                                       25,248          752,138
                                                                -------------
                                                                    6,713,143
Paper & Forest Products (0.4%)
     Potlatch                                          3,400          141,576
     Rayonier                                         11,882          528,155
                                                                -------------
                                                                      669,731
Personal Products (0.2%)
     Estee Lauder                                      2,400          117,072
     Parlux Fragrances *                              22,400          245,302
                                                                -------------
                                                                      362,374
Pharmaceuticals (1.1%)
     Andrx *                                           2,100           58,653
     Celgene *                                         5,900          337,834
     CV Therapeutics *                                11,100          186,036
     Emisphere Technologies *                         19,000           77,900
     Eon Labs *                                        1,000           40,930
     Perrigo                                          32,100          608,937
     Pharmacyclics *                                  19,000          193,230
     Serologicals *                                   10,500          209,895
     Valeant Pharmaceuticals International             2,800           56,000
                                                                -------------
                                                                    1,769,415
Real Estate (5.7%)
     Annaly Mortgage Management                        4,300           72,928
     Anthracite                                       43,200          517,536
     Avalonbay Communities                             1,100           62,172
     Capital Automotive REIT                          34,200        1,003,086
     General Growth Properties                        47,100        1,392,747
     Getty Realty                                      9,700          244,052
     Hanover Capital Mortgage Holdings                12,200          143,472
     Heritage Property Investment                      3,500           94,710
     Hersha Hospitality Trust                          8,800           86,944
     Jones Lang LaSalle *                             18,300          495,930
     Kimco Realty                                      2,300          104,650
     Manufactured Home Communities                     6,100          202,459
     National Health Realty                            3,700           62,604
     Omega Healthcare Investors                       47,600          477,904
     PS Business Parks                                11,700          470,808
     Public Storage                                   23,200        1,067,432

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      17

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Real Estate - continued
     Redwood Trust                                    20,100    $   1,119,168
     Rouse                                            15,000          712,500
     Sizeler Property Investors                       27,500          253,275
     Town & Country                                    3,900           98,436
     Wellsford Real Properties *                      10,900          169,495
                                                                -------------
                                                                    8,852,308
Road & Rail (0.2%)
     Genesee & Wyoming - Class A *                    15,700          372,090
                                                                -------------
                                                                      372,090
Semiconductors & Semiconductor Equipment (1.1%)
     Cypress Semiconductor *                          12,500          177,375
     ESS Technology*                                  66,000          706,860
     Fairchild Semiconductor International *           3,400           55,658
     Lam Research *                                    5,000          134,000
     MEMC Electronic Materials *                      13,000          128,440
     Semtech *                                         7,300          171,842
     Standard Microsystems *                           7,400          172,568
     Supertex *                                        7,700          125,818
                                                                -------------
                                                                    1,672,561
Software (2.1%)
     Activision *                                     16,350          259,965
     Ansoft *                                          7,000          106,820
     Bottomline Technologies *                        16,500          174,075
     Inter-Tel                                        23,000          574,310
     MAPICS *                                         16,800          177,408
     McAfee *                                          3,200           58,016
     OPNET Technologies *                             17,100          224,010
     Reynolds & Reynolds                               6,100          141,093
     Transaction Systems Architects *                 54,400        1,171,232
     Ulticom *                                        26,800          313,560
                                                                -------------
                                                                    3,200,489
Specialty Retail (4.8%)
     Abercrombie & Fitch                              43,500        1,685,625
     Advanced Auto Parts *                            26,200        1,157,516
     American Eagle Outfitters *                      15,600          450,996
     AnnTaylor Stores *                                1,500           43,470
     Barnes & Noble *                                 45,000        1,529,100
     Blockbuster - Class A                             6,300           95,634
     Borders Group                                     7,600          178,144
     Claire's Stores                                  13,000          282,100
     Rent A Center *                                  16,500          493,845
     Ross Stores                                      10,700          286,332
     Stage Stores *                                    4,600          173,236
     Williams Sonoma *                                 6,400          210,944
     Zale *                                           28,600          779,636
                                                                -------------
                                                                    7,366,578
Textiles, Apparel & Luxury Goods (1.7%)
     Brown Shoe Company                                1,200           49,116
     Coach *                                          29,800        1,346,662
     Oxford Industries                                 5,800          252,648
     Russell                                          25,000          449,000
     Timberland *                                      7,300          471,507
                                                                -------------
                                                                    2,568,933


--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

18               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                  SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance (2.2%)
     Downey Financial                                                                           3,900       $    207,675
     First Place Financial                                                                     12,800            237,696
     GreenPoint Financial                                                                      34,150          1,355,755
     LSB                                                                                        2,700             43,200
     New Century Financial                                                                     33,250          1,556,765
     United Community Financial                                                                 4,200             54,600
                                                                                                            ------------
                                                                                                               3,455,691
Trading Companies & Distributors (0.4%)
     United Stationers *                                                                       15,400            611,688
                                                                                                            ------------
                                                                                                                 611,688
Wireless Telecommunication Services (0.5%)
     Airgate PCS *                                                                             12,210            223,443
     Nextel Partners *                                                                         17,100            272,232
     Western Wireless *                                                                         7,700            222,607
                                                                                                            ------------
                                                                                                                 718,282

TOTAL COMMON STOCK (IDENTIFIED COST $115,966,863)                                                            154,377,030
                                                                                                            ------------




                                                           INTEREST        MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (0.5%)                                RATE            DATE            AMOUNT            VALUE

FIFTH THIRD REPURCHASE AGREEMENT                             1.300%       07/01/2004        $ 761,983       $    761,983
DATED 06/30/04 (Repurchase value $762,011                                                                   ------------
collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $761,983)                                                          761,983
                                                                                                            ------------


TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $116,728,846)(1)                                                 155,139,013
TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                      (96,738)
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $155,042,275
                                                                                                            ============















--------------------------------------------------------------------------------
* Non-income producing security.
(1) See Note 6 for important tax information.
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      19

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCK (97.4%)

Australia (1.5%)
     BHP Billiton                                     78,600    $     688,110
     News Corporation                                 57,600          510,301
                                                                -------------
                                                                    1,198,411
     Belgium (0.9%)
     Dexia                                            45,300          753,849
                                                                -------------
                                                                      753,849
Brazil (1.5%)
     Cia Vale Do Rio Doc ADR                          19,600          931,980
     Unibanco-Uniao de Bancos Brasil                  13,700          270,849
                                                                -------------
                                                                    1,202,829
Canada (0.8%)
     Talisman Energy                                  30,900          674,511
                                                                -------------
                                                                      674,511
China (0.6%)
     China Life Insurance *                          810,000          477,735
                                                                -------------
                                                                      477,735
Finland (1.1%)
     Nokia Oyj                                        62,100          898,562
                                                                -------------
                                                                      898,562
France (10.3%)
     Axa                                              35,210          777,528
     BNP Paribas                                      16,850        1,039,184
     Compagnie De Saint - Gobain                      23,800        1,189,637
     Dassault Systems                                 13,131          610,532
     Imerys                                           11,764          687,483
     Lafarge *                                         8,100          724,370
     TotalFinElf                                      16,339        3,123,676
                                                                -------------
                                                                    8,152,411
Germany (5.3%)
     BASF                                             12,100          650,284
     Bayerische Motoren Werke                         25,890        1,148,175
     Deutsch Post                                     35,000          756,664
     Schering                                         11,200          662,722
     Siemens                                          13,500          974,227
                                                                -------------
                                                                    4,192,072
Ireland (0.7%)
     Bank of Ireland                                  39,500          529,140
                                                                -------------
                                                                      529,140
Italy (4.4%)
     ENI                                             135,500        2,697,932
     Telecom Italia Spa                              372,706          825,305
                                                                -------------
                                                                    3,523,237
Japan (19.5%)
     Canon                                            31,000        1,637,951
     Chugai Pharmaceutical                            36,900          580,499
     Daikin Industries                                28,000          753,871
     Fanuc                                            10,800          646,065
     Hirose Electric                                   4,400          484,778
     Honda Motor                                      23,700        1,145,527
     Hoya                                              8,900          933,958
     Kao                                              21,000          507,512
     Matsushita Electric Industrial                   36,000          512,419

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

20               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                           SHARES       VALUE
--------------------------------------------------------------------------------

Japan - continued
     Mitsubishi                                       59,000    $     574,684
     Mitsubishi Tokyo Financial Group                     93          863,129
     Nikko Cordial                                   119,000          578,461
     Nintendo                                          5,500          639,329
     Nippon Telephone & Telegraph                        120          642,867
     Nippon Unipac Holding                                70          367,287
     NTT DoCoMo                                          224          401,378
     Secom                                            13,500          574,362
     Sharp                                            24,000          384,397
     Shin-Etsu Chemical                               11,300          404,962
     SMC                                               5,700          618,056
     Sumitomo                                         86,000          625,886
     Takeda Chemical Industries                       10,100          444,558
     Takefuji                                          6,380          463,733
     Yamanouchi Pharmaceutical                        20,300          684,594
                                                                -------------
                                                                   15,470,263
Mexico (1.2%)
     Fomento Economico                                12,800          586,752
     Walmart De Mexico                               110,000          327,501
                                                                -------------
                                                                      914,253
Netherlands (5.1%)
     ABN AMRO                                         36,300          796,284
     Fortis                                           24,200          535,580
     ING Groep                                        21,662          512,710
     Philips Electronics                              27,000          728,982
     Reed Elsevier                                    51,590          726,345
     Wolters Kluwer                                   41,300          751,779
                                                                -------------
                                                                    4,051,680
Russia (0.5%)
     Yukos Sponsored ADR                              12,560          399,408
                                                                -------------
                                                                      399,408
South Korea (3.9%)
     KT & G                                           37,200          429,786
     Posco ADR                                        19,600          656,796
     Samsung Electronics                               2,950        1,216,753
     Shinsegae Department Store                        1,250          300,481
     SK Telecom                                       21,800          457,582
                                                                -------------
                                                                    3,061,398
Spain (2.4%)
     Altadis *                                        25,120          778,440
     Banco Popular Espanol                            19,220        1,088,504
                                                                -------------
                                                                    1,866,944
Switzerland (10.1%)
     Adecco *                                         15,300          764,021
     Holcim                                           19,428        1,058,776
     Nestle                                            4,330        1,157,346
     Novartis                                         32,682        1,445,007
     Roche Holding Genusschein                        14,180        1,407,106
     UBS                                              22,516        1,590,138
     Zurich Financial Services *                       3,491          552,453
                                                                -------------
                                                                    7,974,847
Taiwan (0.8%)
     Taiwan Semiconductor ADR                         45,785          380,477
     United Microelectronics ADR *                    53,611          231,063
                                                                -------------
                                                                      611,540

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      21

================================================================================
                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                                  SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
United Kingdom (23.9%)
     Allied Domecq                                                                             86,340       $    738,398
     Aviva                                                                                     49,400            510,926
     Barclays                                                                                 147,270          1,257,477
     BG Group                                                                                 162,940          1,006,250
     British Land Company                                                                      55,000            693,311
     Centrica                                                                                 150,500            614,146
     Compass Group                                                                             73,680            450,665
     GKN                                                                                       60,878            277,196
     GlaxoSmithKline                                                                           87,010          1,765,031
     HSBC Holdings                                                                            155,200          2,338,159
     Intercontinental Hotels                                                                   59,406            628,992
     Kingfisher                                                                               143,900            748,730
     Morrison Supermarkets                                                                    163,565            689,016
     National Grid Transco                                                                     99,300            768,011
     Reckitt Benckiser                                                                         50,540          1,434,026
     Royal Bank of Scotland Group                                                              30,900            891,924
     Schroders                                                                                 35,300            393,327
     Standard Chartered                                                                        60,000            979,369
     Tesco                                                                                    337,040          1,631,135
     Vodafone Group                                                                         1,071,600          2,352,008
     Wolseley                                                                                  74,500          1,157,821
                                                                                                            ------------
                                                                                                              18,987,759

TOTAL COMMON STOCK (IDENTIFIED COST $65,191,174)                                                              77,279,008
                                                                                                            ------------

                                                           INTEREST      MATURITY          PRINCIPAL
CORPORATE BONDS (0.1%)                                       RATE          DATE              AMOUNT            VALUE

France
     Axa                                                     0.00%       12/21/2004        $   32,650       $     49,260
                                                                                                            ------------
                                                                                                                  49,260

TOTAL CORPORATE BONDS (IDENTIFIED COST $32,717)                                                                   49,260
                                                                                                            ------------

                                                           INTEREST      MATURITY          PRINCIPAL
SHORT-TERM INVESTMENTS (2.5%)                                RATE          DATE              AMOUNT            VALUE

     FIFTH THIRD REPURCHASE AGREEMENT DATED                 1.300%       07/01/2004        $1,996,122       $  1,996,122
     06/30/04 (Repurchase value $1,996,194 collateralized                                                   ------------
     by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,996,122)                                                      1,996,122
                                                                                                            ------------


TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $67,220,013)(1)                                                   79,324,390
TOTAL LIABILITIES LESS OTHER ASSETS (0.0%)                                                                       (81,129)
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 79,243,261
                                                                                                            ============






--------------------------------------------------------------------------------
* Non-income producing security.
(1) See Note 6 for important tax information.
Please see "Notes to Financial Statements" for further information.
================================================================================

22               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS (93.0%)

Finance - Banking (1.8%)
     Thornburg Mortgage                                       8.000%       05/15/2013      $  500,000       $    507,500
     Western Financial Bank                                   9.625%       05/15/2012         500,000            550,000
                                                                                                            ------------
                                                                                                               1,057,500
Finance - Other (1.6%)
     Dollar Financial Group(1)                                9.750%       11/15/2011         500,000            522,500
     Fairfax Financial Holdings                               7.375%       04/15/2018         500,000            435,000
                                                                                                            ------------
                                                                                                                 957,500
Industrial-Automotive (0.8%)
     Dura Operating                                           9.000%       05/01/2009         500,000            490,000
                                                                                                            ------------
                                                                                                                 490,000
Industrial-Basic (5.5%)
     IMCO Recycling(1)                                       10.375%       10/15/2010         500,000            540,000
     Longview Fibre                                          10.000%       01/15/2009         500,000            540,000
     Lyondell Chemical                                        9.500%       12/15/2008         500,000            521,250
     Potlatch                                                10.000%       07/15/2011         500,000            555,000
     Rockwood Specialties(1)                                 10.625%       05/15/2011         500,000            532,500
     Ucar Finance                                            10.250%       02/15/2012         500,000            556,250
                                                                                                            ------------
                                                                                                               3,245,000
Industrial-Capital Goods (11.9%)
     Aearo                                                    8.250%       04/15/2012         500,000            510,000
     Allied Waste                                             7.875%       04/15/2013       1,000,000          1,045,000
     BE Aerospace                                             8.000%       03/01/2008         500,000            465,000
     Case New Holland(1)                                      9.250%       08/01/2011         500,000            525,000
     IESI                                                    10.250%       06/15/2012         500,000            545,000
     Jarden                                                   9.750%       05/01/2012         500,000            543,750
     Kappa Beheer BV                                         10.625%       07/15/2009         500,000            522,500
     Key Components LLC                                      10.500%       06/01/2008         500,000            505,000
     Park-Ohio Industries                                     9.250%       12/01/2007         500,000            508,750
     Pliant                                                  13.000%       06/01/2010         500,000            447,500
     Radnor Holdings                                         11.000%       03/15/2010         500,000            425,000
     TerexNew1                                                7.375%       01/15/2014         500,000            490,000
     WII Components                                          10.000%       02/15/2012         500,000            490,000
                                                                                                            ------------
                                                                                                               7,022,500
Industrial-Energy (5.2%)
     Geophysique                                             10.625%       11/15/2007         500,000            532,500
     KCS Energy                                               7.125%       04/01/2012         500,000            497,500
     Lomak Petroleum                                          6.000%       02/01/2007         500,000            495,000
     Parker Drilling(1)                                       9.625%       10/01/2013         500,000            518,750
     Petroleum Geo Services                                  10.000%       11/05/2010         500,000            517,500
     Plains E&P                                               8.750%       07/01/2012         500,000            545,000
                                                                                                            ------------
                                                                                                               3,106,250
Industrial-Entertainment (3.9%)
     AMC Entertainment                                        8.000%       03/01/2014         500,000            477,500
     Imax                                                     9.625%       12/01/2010         500,000            468,750
     Muzak                                                    9.875%       03/15/2009         500,000            385,000
     Royal Caribbean Cruises                                  7.250%       03/15/2018         500,000            482,500
     Six Flags                                                8.875%       02/01/2010         500,000            495,000
                                                                                                            ------------
                                                                                                               2,308,750
Industrial-Gaming (2.7%)
     River Rock Entertainment(1)                              9.750%       11/01/2011         500,000            545,000
     Seneca Gaming                                            7.250%       05/01/2012         500,000            499,375
     Venetian Casino Resort                                  11.000%       06/15/2010         500,000            577,500
                                                                                                            ------------
                                                                                                               1,621,875

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      23

================================================================================
                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Industrial-Health Care (2.6%)
     Athena Neuro Fin Anue                                    7.250%       02/21/2008      $  500,000       $    497,500
     InSight Health Services                                  9.875%       11/01/2011         500,000            535,000
     Universal Hospital1                                     10.125%       11/01/2011         500,000            507,500
                                                                                                            ------------
                                                                                                               1,540,000
Industrial-Media Cable (4.0%)
     Cablevision Systems                                      8.000%       04/15/2012         500,000            492,500
     Charter Communications                                   8.375%       04/30/2014         500,000            483,750
     Charter Communications Holdings                         11.750%       05/15/2011         500,000            323,750
     Insight Midwest                                          9.750%       10/01/2009         500,000            527,500
     Mediacom Broadband                                      11.000%       07/15/2013         500,000            532,500
                                                                                                            ------------
                                                                                                               2,360,000
Industrial-Media-Non-Cable (3.7%)
     Advanstar Communications                                12.000%       02/15/2011         500,000            532,500
     Corus Entertainment                                      8.750%       03/01/2012         500,000            534,375
     Dex Media(1,2)                                           9.000%       11/15/2013       1,000,000            645,000
     Von Hoffmann                                            10.375%       05/15/2007         500,000            503,125
                                                                                                            ------------
                                                                                                               2,215,000
Industrial-Other (5.0%)
     Interline Brands                                        11.500%       05/15/2011         500,000            552,500
     Iron Mountain                                            6.625%       01/01/2016         500,000            455,000
     TSI Telecommuncation                                    12.750%       02/01/2009         500,000            537,500
     United Rentals                                           7.750%       11/15/2013       1,000,000            945,000
     William Scotsman                                         9.875%       06/01/2007         500,000            496,250
                                                                                                            ------------
                                                                                                               2,986,250
Industrial-Other Consumer Cyclicals (4.3%)
     CB Richard Ellis Service                                11.250%       06/15/2011         500,000            570,000
     The Geo Group                                            8.250%       07/15/2013         500,000            495,000
     Interactive Health                                       7.250%       04/01/2011         500,000            445,000
     Levi Strauss & Company                                  12.250%       12/15/2012         500,000            492,500
     Tech Olympic USA                                        10.375%       07/01/2012         500,000            521,250
                                                                                                            ------------
                                                                                                               2,523,750
Industrial-Other Consumer Non-Cyclicals (10.4%)
     American Seafood Group                                  10.125%       04/15/2010         500,000            600,000
     General Nutrition Center                                 8.500%       12/01/2010         500,000            518,750
     Icon Health & Fitness                                   11.250%       04/01/2012         500,000            545,000
     Ingles Markets                                           8.875%       12/01/2011         500,000            513,750
     Jostens Holding(2)                                      10.250%       12/01/2013         500,000            340,000
     Pathmark Stores                                          8.750%       02/01/2012         500,000            500,000
     Phibro Animal Health(1)                                 13.000%       12/01/2007         500,000            545,000
     Pilgrims Pride1                                          9.250%       11/15/2013         500,000            532,500
     Playtex Products                                         9.375%       06/01/2011         500,000            486,250
     Rayovac                                                  8.500%       10/01/2013         500,000            525,000
     Sealy Mattress                                           8.250%       06/15/2014         500,000            502,500
     Tom's Food                                              10.500%       11/01/2004         500,000            496,250
                                                                                                            ------------
                                                                                                               6,105,000
Industrial-Retailers (3.9%)
     FTD                                                      7.750%       02/15/2014         500,000            463,750
     Jo-Ann Stores                                            7.500%       03/01/2012         500,000            490,000
     National Vison                                          12.000%       03/30/2009         438,415            372,653
     Nebraska Book                                            8.625%       03/15/2012         500,000            490,000
     Pantry                                                   7.750%       02/15/2014         500,000            487,500
                                                                                                            ------------
                                                                                                               2,303,903


--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

24               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                              HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST       MATURITY        PRINCIPAL
DESCRIPTION                                                   RATE          DATE             AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Industrial-Services (6.4%)
     Carrols                                                  9.500%       12/01/2008      $  500,000       $    517,500
     Friendly Ice Cream                                       8.375%       06/15/2012         500,000            485,000
     Host Marriott                                            7.125%       11/01/2013         500,000            490,000
     John Q Hammons Hotels                                    8.875%       05/15/2012         500,000            542,500
     Perkins Family Restaurants                              10.125%       12/15/2007         500,000            515,000
     Pierre Foods                                             9.875%       07/15/2012         250,000            253,438
     Sbarro                                                  11.000%       09/15/2009         500,000            437,500
     Vicorp Restaurants                                      10.500%       04/15/2011         500,000            497,500
                                                                                                            ------------
                                                                                                               3,738,438
Industrial-Technology (1.7%)
     Amkor Technology                                         7.125%       03/15/2011         500,000            468,750
     Xerox                                                    7.625%       06/15/2013         500,000            511,250
                                                                                                            ------------
                                                                                                                 980,000
Industrial-Telecommunications-Wired (2.7%)
     Qwest Capital Funding                                    7.250%       02/15/2011       1,000,000            855,000
     Qwest Services                                          13.500%       12/15/2010         250,000            290,625
     Time Warner Telecom                                      9.750%       07/15/2008         500,000            467,500
                                                                                                            ------------
                                                                                                               1,613,125
Industrial-Telecommunications-Wireless (6.0%)
     Dobson Communications(1)                                 8.875%       10/01/2013         500,000            380,000
     Nextel Communications                                    7.375%       08/01/2015         500,000            505,000
     Rural Cellular                                           8.250%       03/15/2012         500,000            511,250
     SBA Telecom(1,2)                                         9.750%       12/15/2011       1,000,000            740,000
     Spectrasite                                              8.250%       05/15/2010         500,000            515,000
     Triton PCS                                               8.750%       11/15/2011         500,000            412,500
     Western Wireless(1)                                      9.250%       07/15/2013         500,000            515,000
                                                                                                            ------------
                                                                                                               3,578,750
Industrial-Transportation (1.4%)
     Continental Airlines                                     7.250%       11/01/2005         500,000            426,194
     Northwest Airlines                                      10.000%       02/01/2009         500,000            375,000
                                                                                                            ------------
                                                                                                                 801,194
Utilities (7.5%)
     AES                                                      8.875%       02/15/2011         500,000            518,750
     Allegheny Energy Supply                                  7.800%       03/15/2011         500,000            488,750
     Amerigas Partners                                        8.875%       05/20/2011         500,000            532,500
     Calpine Canada Energy                                    8.500%       05/01/2008         500,000            330,000
     Dynegy Holdings                                          6.875%       04/01/2011         500,000            430,625
     El Paso                                                  7.375%       12/15/2012         500,000            433,750
     NRG Energy                                               8.000%       12/15/2013         500,000            505,000
     Southern Energy(1,3)                                     7.900%       07/15/2009         500,000            280,000
     Suburban Propane Partnership                             6.875%       12/15/2013         500,000            486,250
     Utilicorp United                                         7.625%       11/15/2009         500,000            462,500
                                                                                                            ------------
                                                                                                               4,468,125

TOTAL CORPORATE BONDS (IDENTIFIED COST $54,983,554)                                                           55,022,909
                                                                                                            ------------









--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      25

================================================================================
                              HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                        AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (4.9%)

     FIFTH THIRD REPURCHASE AGREEMENT DATED                   1.300%       07/01/2004      $2,909,997       $  2,909,997
     06/30/04 (Repurchase value $2,910,102 collateralized                                                   ------------
     by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,909,997)                                                      2,909,997
                                                                                                            ------------



TOTAL INVESTMENTS (97.9%) (IDENTIFIED COST $57,893,551)(4)                                                    57,932,906
TOTAL OTHER ASSETS LESS LIABILITIES (2.1%)                                                                     1,263,121
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 59,196,027
                                                                                                            ============































--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Security represents a step bond. Rate disclosed is as of June 30, 2004.
(3) In default.
(4) See Note 6 for important tax information.
Please see "Notes to Financial Statements" for further information.
================================================================================

26               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (ABS) (2.8%)

     Falcon Franchise Loan                                    4.856%       01/01/2025     $   915,750       $    912,316
                                                                                                            ------------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $908,982)                                                         912,316
                                                                                                            ------------


COLLATERALIZED MORTGAGE OBLIGATIONS (14.2%)

     Collateralized Mortgage Securities                       9.450%       02/01/2017          51,726             54,894
     Commercial Mortgage Pass-Through Certificates            6.958%       02/14/2034         500,000            472,812
     CS First Boston Mortgage Securities(4)                   2.095%       09/15/2004      45,728,390            257,222
     CS First Boston Mortgage Securities                      7.500%       06/20/2029       1,000,000            845,448
     CS First Boston Mortgage Securities                      6.000%       12/15/2035       1,000,000            888,586
     CS First Boston Mortgage Securities                      6.380%       12/16/2035         500,000            539,353
     Entertainment Properties Trust                           6.223%       02/15/2018         681,000            694,796
     GS Mortage Securities                                    7.191%       04/13/2031         500,000            457,035
     Nationslink Funding                                      6.450%       01/22/2026         500,000            361,899
                                                                                                            ------------
                                                                                                               4,572,045

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,597,550)                                         4,572,045
                                                                                                            ------------

CORPORATE BONDS (42.5%)

Finance - Banking (9.0%)
     Bank of America                                          4.750%       10/15/2006         150,000            154,831
     Bank of New York(3)                                      0.000%       03/30/2028       2,000,000            352,932
     Colonial Bank                                            9.375%       06/01/2011         250,000            292,372
     Comerica Bank                                            7.250%       06/15/2007         500,000            547,879
     Household Finance                                        7.875%       03/01/2007         400,000            441,941
     Huntington National Bank                                 8.000%       04/01/2010         400,000            461,787
     Standard Federal Bancorp                                 7.750%       07/17/2006         600,000            653,543
                                                                                                            ------------
                                                                                                               2,905,285
Finance - Broker Related (Brokerage) (0.3%)
     Goldman Sachs Group(1)                                   6.500%       02/25/2009         100,000            108,266
                                                                                                            ------------
                                                                                                                 108,266
Finance - Other (10.8%)
     Aon Capital Trust                                        8.205%       01/01/2027         300,000            328,569
     Countrywide Funding                                      5.625%       07/15/2009         400,000            416,745
     Ford Motor Credit                                        7.250%       10/25/2011         400,000            417,716
     GE Global Insurance Holding                              6.450%       03/01/2019         250,000            255,692
     General Electric Capital                                 8.650%       05/15/2009         375,000            438,604
     Household Finance                                        7.625%       11/15/2005         200,000            210,660
     JPM Capital Trust I                                      7.540%       01/15/2027         400,000            423,636
     Lehman Bros                                              7.500%       08/01/2026         500,000            570,064
     Midland Bank PLC HSBC (Yankee Bond)                      1.564%       09/29/2049         200,000            170,000
     National Rural Utlilities                                6.000%       05/15/2006         225,000            236,777
                                                                                                            ------------
                                                                                                               3,468,463
Industrial-Automotive (1.5%)
     General Motors                                           8.100%       06/15/2024         500,000            495,696
                                                                                                            ------------
                                                                                                                 495,696
Industrial-Capital Goods (0.9%)
     Thermo Electron                                          3.250%       11/01/2007         300,000            298,500
                                                                                                            ------------
                                                                                                                 298,500


--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      27

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Industrial-Energy (7.4%)
     Cogentrix Energy                                         8.750%       10/15/2008     $ 1,000,000       $  1,032,500
     EOG Resources                                            6.500%       12/01/2007         250,000            272,918
     Northern Natural Gas(1)                                  6.750%       09/15/2008         250,000            270,664
     Ocean Energy                                             7.625%       07/01/2005         500,000            521,506
     Tosco                                                    7.800%       01/01/2027         250,000            295,779
                                                                                                            ------------
                                                                                                               2,393,367
Industrial-Other (1.5%)
     Marsh & McLennan                                         5.875%       08/01/2033         500,000            470,536
                                                                                                            ------------
                                                                                                                 470,536
Industrial-Other Consumer Cyclicals (0.4%)
     Dell                                                     7.100%       04/15/2028         113,000            126,153
                                                                                                            ------------
                                                                                                                 126,153
Industrial-Other Consumer Non-Cyclicals (1.0%)
     Johnson & Johnson                                        8.720%       11/01/2024         300,000            318,614
                                                                                                            ------------
                                                                                                                 318,614
Industrial-Retailers (0.7%)
     Kohl's                                                   7.250%       06/01/2029         200,000            222,892
                                                                                                            ------------
                                                                                                                 222,892
Industrial-Services (2.3%)
     Commerce Group                                           5.950%       12/09/2013         500,000            497,482
     First Data                                               6.375%       12/15/2007         225,000            244,727
                                                                                                            ------------
                                                                                                                 742,209
Industrial-Telecommunications-Wired (2.7%)
     AT&T                                                     8.350%       01/15/2025         250,000            253,043
     Bellsouth Telecommunications                             6.300%       12/15/2015         358,750            385,250
     Central Telephone                                        7.040%       09/21/2007         200,000            219,061
                                                                                                            ------------
                                                                                                                 857,354
Utilities (4.0%)
     Arizona Public Service                                   6.750%       11/15/2006       1,000,000          1,068,682
     Public Service Electric & Gas                            6.750%       03/01/2006         200,000            212,069
                                                                                                            ------------
                                                                                                               1,280,751

TOTAL CORPORATE BONDS (IDENTIFIED COST $13,669,508)                                                           13,688,086
                                                                                                            ------------


U.S GOVERNMENT AGENCY SECURITIES (36.9%)

Federal Farm Credit Corporation (FFCC) (1.1%)
     FFCB                                                     6.320%       10/12/2010         325,000            354,619
                                                                                                            ------------
                                                                                                                 354,619
Federal Home Loan Bank (FHLB) (2.4%)
     FHLB                                                     6.045%       05/12/2014         300,000            319,418
     FHLB                                                     8.250%       02/27/2019         500,000            440,100
                                                                                                            ------------
                                                                                                                 759,518
Federal Home Loan Mortgage Corp (FHLMC) (11.3%)
     FHLMC                                                    5.900%       02/14/2006         100,000            104,971
     FHLMC                                                    5.000%       02/04/2013       1,100,000          1,091,866
     FHLMC(3)                                                 0.000%       07/15/2014       1,000,000            592,641
     FHLMC                                                    7.300%       12/08/2014         500,000            539,713
     FHLMC                                                    6.250%       07/15/2032       1,250,000          1,316,679
                                                                                                            ------------
                                                                                                               3,645,870



--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

28               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) (17.3%)
     FNMA                                                     4.750%       01/02/2007      $  250,000       $    257,463
     FNMA(2)                                                  3.000%       11/04/2008         500,000            501,778
     FNMA(2)                                                  0.000%       07/19/2011       1,000,000            999,480
     FNMA                                                     6.000%       01/18/2012       1,000,000          1,016,237
     FNMA                                                     5.250%       08/01/2012         550,000            549,597
     FNMA                                                     6.875%       09/24/2012         500,000            536,622
     FNMA                                                     7.540%       03/02/2015         400,000            434,539
     FNMA                                                     6.200%       06/13/2017       1,025,000          1,069,455
     FNMA                                                     6.625%       11/15/2030         240,000            264,134
                                                                                                            ------------
                                                                                                               5,629,305
Government National Mortgage Association (GNMA) (3.2%)
     GNMA                                                     6.625%       05/15/2034         943,092          1,018,993
                                                                                                               1,018,993
USA Education (SLMA) (1.6%)
     SLMA(3)                                                  0.000%       05/15/2014       1,130,000            517,559
                                                                                                                 517,559

TOTAL U.S GOVERNMENT AGENCY SECURITIES (IDENTIFIED COST $12,211,817)                                          11,925,864
                                                                                                            ------------


MUNICIPAL BONDS (0.6%)
     Fort Walton Defense Housing(3)                           0.000%       10/15/2009         250,000            190,203
                                                                                                            ------------
                                                                                                                 190,203

TOTAL MUNICIPAL LONG -TERM (IDENTIFIED COST $197,279)                                                            190,203
                                                                                                            ------------


SHORT-TERM INVESTMENTS (3.0%)

     FIFTH THIRD REPURCHASE AGREEMENT DATED                   1.300%       07/01/2004         980,300            980,300
     06/30/04 (Repurchase value $980,335 collateralized                                                     ------------
     by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $980,300)                                                          980,300
                                                                                                            ------------


TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $32,565,436)(5)                                                   32,268,814
TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                                         7,010
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $ 32,275,824
                                                                                                            ============











--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Security represents a step bond. Rate disclosed is as of June 30, 2004.
(3) Security represents a zero coupon bond.
(4) Interest only security.
(5) See Note 6 for important tax information.
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      29

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES (1.2%)

Auto Loans (1.2%)
     Falcon Franchise Loan LLC                                4.856%       01/01/2025     $   457,875       $    456,158
     Lai Vehicle Lease Securities Trust                       2.580%       10/15/2009         746,984            743,510
                                                                                                            ------------
                                                                                                               1,199,668

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $1,201,475)                                                     1,199,668
                                                                                                            ------------


COLLATERALIZED MORTGAGE OBLIGATIONS (12.2%)

     Asset Securitization                                     7.100%       08/13/2029       1,031,719          1,080,517
     Asset Securitization                                     7.739%       01/13/2030       1,000,000          1,084,514
     Comm 2002-FL7 G                                          3.129%       11/15/2014       1,000,000            997,576
     Commercial Mortgage Acceptance                           6.456%       12/01/2007       1,000,000          1,078,385
     CS First Boston Mortgage Securities(5)                   2.095%       09/15/2004      45,728,390            257,222
     CS First Boston Mortgage Securities                      6.380%       12/16/2035       1,500,000          1,618,059
     DLJ Mortgage Acceptance                                  8.536%       03/13/2028       1,000,000          1,088,935
     Entertainment Properties Trust                           6.223%       02/15/2018         400,000            408,103
     GE Capital Commercial Mortgage                           6.131%       01/15/2033         655,269            552,927
     GMAC Commercial Mortgage Securities                      7.222%       07/15/2029       1,000,000          1,096,042
     GS Mortage Securities                                    7.191%       04/13/2031         500,000            457,035
     JP Morgan Commerical Mortgage                            7.527%       12/26/2028       1,360,000          1,466,916
     Merrill Lynch Mortgage Investments                       6.480%       11/15/2026       1,000,000          1,056,470
                                                                                                            ------------
                                                                                                              12,242,701

TOTAL COLLATERALIZED OBLIGATIONS (IDENTIFIED COST $12,485,137)                                                12,242,701
                                                                                                            ------------


CORPORATE BONDS (32.0%)

Finance - Banking (5.2%)
     ABN-AMRO Bank                                            8.250%       08/01/2009         500,000            502,103
     AmSouth Bank                                             6.450%       02/01/2008         300,000            319,599
     Bank of America                                          4.750%       10/15/2006         100,000            103,221
     Bank of America                                          4.700%       03/15/2007         500,000            507,120
     Bayerische Landesbank                                    5.875%       12/01/2008         500,000            533,137
     Citicorp                                                 7.000%       07/01/2007         200,000            217,845
     Comerica Bank                                            7.250%       06/15/2007         150,000            164,364
     Doral Financial                                          7.840%       10/10/2006         400,000            434,652
     First Tennessee Bank                                     5.750%       12/01/2008         400,000            422,181
     Star Bank NA Cincinati                                   6.625%       12/15/2006         320,000            345,391
     Washington Mutual                                        7.500%       08/15/2006         500,000            541,903
     Washington Mutual                                        8.250%       04/01/2010         750,000            873,300
     Wells Fargo Financial                                    6.125%       02/15/2006         250,000            263,116
                                                                                                            ------------
                                                                                                               5,227,932
Finance-Broker Related Brokerage (0.9%)
     Salomon                                                  7.125%       10/01/2006         800,000            866,699
                                                                                                            ------------
                                                                                                                 866,699
Finance - Other ( 9.4%)
     Associates Corporation                                   6.875%       11/15/2008       1,150,000          1,263,997
     AXA Financial                                            6.500%       04/01/2008         496,000            539,460
     Countrywide Funding                                      5.625%       07/15/2009         800,000            833,490
     Dis-Crave-403                                            6.850%       01/10/2007         802,148            818,608
     Ford Motor Credit                                        7.600%       08/01/2005       1,750,000          1,832,012


--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

30               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Finance - Other - continued
     General Electric Capital                                 2.990%       10/03/2005     $ 1,000,000       $  1,004,909
     Household Finance                                        7.625%       11/15/2005         600,000            631,981
     Household Finance                                        7.875%       03/01/2007         200,000            220,971
     Household Finance                                        7.650%       05/15/2007         775,000            847,671
     Private Export Funding                                   6.490%       07/15/2007         800,000            862,990
     Private Export Funding                                   6.670%       09/15/2009         500,000            553,749
                                                                                                            ------------
                                                                                                               9,409,838
Industrial-Automotive (0.5%)
     Daimler Chrysler Na Holdings                             6.100%       10/15/2006         500,000            512,746
                                                                                                            ------------
                                                                                                                 512,746
Industrial-Basic (0.1%)
     Air Products & Chemicals                                 7.375%       05/01/2005         100,000            103,798
                                                                                                            ------------
                                                                                                                 103,798
Industrial-Capital Goods (1.8%)
     Cargill                                                  6.150%       02/25/2008         650,000            698,998
     Pitney Bowes Credit                                      5.750%       08/15/2008         500,000            530,950
     PPG Industries                                           6.500%       11/01/2007          75,000             81,028
     Thermo Electron                                          3.250%       11/01/2007         500,000            497,500
                                                                                                            ------------
                                                                                                               1,808,476
Industrial-Energy (2.5%)
     Chevron Trust Fund                                       8.110%       12/01/2004         125,920            129,043
     EOG Resources                                            6.500%       09/15/2004         175,000            176,616
     Northern Natural Gas(1)                                  6.750%       09/15/2008         250,000            270,664
     Ocean Energy                                             7.625%       07/01/2005         845,000            881,345
     Wisconsin Gas                                            5.500%       01/15/2009       1,000,000          1,044,259
                                                                                                            ------------
                                                                                                               2,501,927
Industrial-Other Consumer Non-Cyclicals (2.9%)
     Coca Cola                                                4.000%       06/01/2005         500,000            506,270
     Colgate Palmolive                                        7.840%       05/15/2007         500,000            559,642
     Johnson & Johnson                                        8.720%       11/01/2024         600,000            637,229
     McCormick & Company                                      6.400%       02/01/2006         950,000          1,001,847
     J Seagram & Sons                                         6.625%       12/15/2005         250,000            257,695
                                                                                                            ------------
                                                                                                               2,962,683
Industrial-Services (1.5%)
     First Data                                               4.700%       11/01/2006         500,000            516,132
     McDonald's                                               4.240%       12/13/2006       1,000,000          1,005,455
                                                                                                            ------------
                                                                                                               1,521,587
Industrial-Retailers (1.1%)
     Kohl's                                                   6.700%       02/01/2006         500,000            527,985
     Target                                                   5.400%       10/01/2008         555,000            581,583
                                                                                                            ------------
                                                                                                               1,109,568
Industrial-Technology (0.6%)
     Applied Materials                                        7.000%       09/06/2005         150,000            157,482
     Reynolds & Reynolds                                      7.000%       12/15/2006         375,000            396,686
                                                                                                            ------------
                                                                                                                 554,168
Industrial-Telecommunications-Wired (0.2%)
     Central Telephone                                        7.040%       09/21/2007         200,000            219,061
                                                                                                            ------------
                                                                                                                 219,061
Industrial-Transportation (0.5%)
     Norfolk Southern                                         7.350%       05/15/2007         500,000            547,899
                                                                                                            ------------
                                                                                                                 547,899
Utilities (4.8%)
     Calenergy                                                7.520%       09/15/2008         105,000            116,309


--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      31

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Utilities - continued
     Commonwealth Edison                                      8.000%       05/15/2008      $  600,000       $    681,324
     Consumers Energy                                         6.250%       09/15/2006         500,000            525,300
     Monongahela Power                                        5.000%       10/01/2006         650,000            663,662
     Public Service Electric & Gas                            6.750%       03/01/2006         100,000            106,034
     Soyland Power Coop                                       8.670%       09/15/2018       2,600,000          2,712,840
                                                                                                            ------------
                                                                                                               4,805,469

TOTAL CORPORATE BONDS (IDENTIFIED COST $33,558,401)                                                           32,151,851
                                                                                                            ------------

U.S. GOVERNMENT AND AGENCY SECURITIES (53.0%)

     U.S. Treasury Notes (8.4%)
     U.S. Treasury Notes                                      5.875%       11/15/2005       1,900,000          1,989,880
     U.S. Treasury Notes                                      2.000%       05/15/2006       1,500,000          1,482,246
     U.S. Treasury Notes(4)                                   3.375%       01/15/2007       1,000,000          1,250,858
     U.S. Treasury Notes                                      2.250%       02/15/2007       2,500,000          2,451,270
     U.S. Treasury Notes(4)                                   3.625%       01/15/2008       1,000,000          1,257,457
                                                                                                            ------------
                                                                                                               8,431,711
Federal Agricultural Mortgage Corporation (FAMC) (1.1%)
     FAMC                                                     5.900%       03/03/2009       1,000,000          1,072,868
                                                                                                            ------------
                                                                                                               1,072,868
Federal Farm Credit Corporation (FFCC) (1.2%)
     FFCB                                                     4.580%       09/28/2006         250,000            251,532
     FFCB                                                     4.000%       08/26/2008       1,000,000            999,659
                                                                                                            ------------
                                                                                                               1,251,191
Federal Home Loan Bank (FHLB) (25.5%)
     FHLB                                                     3.000%       08/15/2005       1,000,000          1,006,475
     FHLB(3)                                                  7.870%       08/26/2005         500,000            530,900
     FHLB                                                     2.500%       12/15/2005       1,000,000            998,327
     FHLB                                                     2.375%       02/15/2006       3,500,000          3,477,579
     FHLB                                                     2.375%       08/15/2006       2,250,000          2,218,534
     FHLB                                                     3.500%       08/15/2006       2,850,000          2,873,182
     FHLB                                                     5.375%       02/15/2007         325,000            340,697
     FHLB                                                     3.500%       05/15/2007       2,000,000          2,002,196
     FHLB                                                     4.875%       05/15/2007         830,000            861,850
     FHLB                                                     7.325%       05/30/2007         250,000            276,420
     FHLB                                                     6.200%       10/10/2007         200,000            215,753
     FHLB                                                     2.000%       03/18/2008       1,000,000            983,877
     FHLB(2)                                                  3.000%       05/28/2008         500,000            497,699
     FHLB                                                     2.500%       07/30/2008       1,000,000            978,817
     FHLB                                                     5.900%       08/12/2008       1,525,000          1,532,744
     FHLB                                                     3.875%       08/22/2008       1,000,000            991,702
     FHLB                                                     3.650%       09/22/2008         500,000            493,175
     FHLB(3)                                                  5.600%       09/29/2008         350,000            354,888
     FHLB                                                     4.000%       01/28/2009         395,000            392,234
     FHLB                                                     3.000%       02/27/2009         500,000            495,382
     FHLB                                                     5.100%       08/05/2009       1,000,000          1,020,232
     FHLB                                                     4.550%       12/30/2009       1,000,000            984,009
     FHLB                                                     7.575%       02/08/2010       2,000,000          2,065,184
     FHLB                                                     6.300%       06/21/2011          75,000             78,761
                                                                                                            ------------
                                                                                                              25,670,615



--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

32               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) (6.8%)
     FHLMC                                                    8.500%       08/01/2006      $      378       $        395
     FHLMC                                                    4.000%       09/12/2007         400,000            404,670
     FHLMC                                                    3.100%       05/27/2008         500,000            486,461
     FHLMC                                                    3.875%       01/12/2009       1,000,000            983,060
     FHLMC                                                    3.000%       01/13/2009       1,000,000            998,528
     FHLMC                                                    3.000%       03/16/2009       1,000,000            983,172
     FHLMC                                                    4.000%       12/15/2009          60,000             58,525
     FHLMC                                                    5.250%       11/05/2012       2,450,000          2,403,889
     FHLMC                                                    7.300%       12/08/2014         500,000            539,713
                                                                                                            ------------
                                                                                                               6,858,413
Federal National Mortgage Association (FNMA) (8.7%)
     FNMA                                                     2.875%       10/15/2005       2,000,000          2,010,328
     FNMA                                                     4.750%       01/02/2007       1,000,000          1,029,851
     FNMA                                                     5.010%       02/14/2007         500,000            508,997
     FNMA                                                     5.000%       03/21/2007         400,000            408,382
     FNMA                                                     5.350%       04/12/2007       1,000,000          1,025,290
     FNMA                                                     7.000%       11/01/2007           3,919              4,077
     FNMA(2)                                                  3.000%       11/04/2008         550,000            551,956
     FNMA                                                     7.000%       12/01/2008          21,318             22,593
     FNMA                                                     4.000%       03/03/2009         100,000             99,092
     FNMA                                                     5.500%       10/18/2011         600,000            604,997
     FNMA                                                     4.167%       01/01/2012         480,278            483,880
     FNMA                                                     7.540%       03/02/2015       1,250,000          1,357,934
     FNMA                                                     6.200%       06/13/2017         620,000            646,890
                                                                                                            ------------
                                                                                                               8,754,267
Government National Mortgage Association (GNMA) (0.5%)
     GNMA                                                     6.625%       05/15/2034         479,945            518,571
                                                                                                            ------------
                                                                                                                 518,571
Small Business Administration - Pass-Through-Agency (0.8%)
     Small Business Administration                            8.017%       02/10/2010         720,216            795,330
                                                                                                            ------------
                                                                                                                 795,330

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $53,996,713)                                     53,352,966
                                                                                                            ------------


SHORT-TERM INVESTMENTS (0.3%)

     FIFTH THIRD REPURCHASE AGREEMENT                         1.300%       07/01/2004         350,631            350,631
     DATED 06/30/04 (Repurchase value $350,644                                                              ------------
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $350,631)                                                          350,631
                                                                                                            ------------

TOTAL INVESTMENTS (98.7%) (IDENTIFIED COST $100,592,357)(6)                                                   99,297,817
TOTAL OTHER ASSETS LESS LIABILITIES (1.3%)                                                                     1,308,696
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $100,606,513
                                                                                                            ============

--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Security represents a step bond. Rate disclosed as of June 30, 2004.
(3) Represents a variable or increasing rate security. Rate disclosed is the current rate.
(4) Represents a Treasury Inflation Protected Security.
(5) Interest only security.
(6) See Note 6 for important tax information.
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      33

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES (0.3%)

     TMS SBA Loan Trust (1999 1-A)(2)                         2.050%        7/15/2025      $  508,867       $    502,786
                                                                                                            ------------

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $508,823)                                                         502,786
                                                                                                            ------------

PROJECT LOANS (0.0%)

     Merrill Lynch 42                                          7.430%       9/01/2022          22,132             23,009
                                                                                                            ------------

TOTAL PROJECT LOANS (IDENTIFIED COST $22,620)                                                                     23,009
                                                                                                            ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (10.5%)

     Bank of America Alternative Loan Trust (2003-2 CB1)       5.750%      04/25/2033         778,589            797,325
     Bank of America Alternative Loan Trust (2003-10 6A2)      5.500%      12/25/2018         368,731            378,750
     Bank of America Alternative Loan Trust (2003-11 1A1)      6.000%      01/25/2034       1,501,723          1,512,964
     Bank of America Alternative Loan Trust (2003-11 5A1)      5.500%      01/25/2019         803,852            807,573
     Bank of America Alternative Loan Trust (2004-3 4A1)       5.000%      04/25/2019         481,935            486,879
     Countrywide Alternative Loan Trust (2004-J2 2A1)          6.500%      03/25/2034         416,176            431,949
     Countrywide Alternative Loan Trust (2001-6 2A1)           7.000%      07/25/2031          53,433             53,347
     Countrywide Alternative Loan Trust (2003-22CB 2A1)        5.000%      12/25/2018       1,481,926          1,490,542
     Citigroup Mortgage Loan Trust, Inc. (2003-UP3 A2)         7.000%      09/25/2033       1,371,348          1,414,584
     Fannie Mae Strip (338:1)4                                 0.000%      06/01/2033         760,178            546,569
     Fannie Mae Strip (344:2)1                                 6.000%      11/01/2033         819,982            210,143
     Fannie Mae Strip (2003-71)1                               5.500%      08/25/2033         815,927            201,198
     GS Mortgage Securities (1999-3 A)                         8.000%      08/19/2029         488,030            562,379
     GS Mortgage Loan Trust (2002-8F 3AB1)                     6.500%      09/25/2032         286,423            287,218
     GS Mortgage Loan Trust (2003-13 1A1)                      4.531%      10/25/2033       2,124,609          2,073,247
     Residential Accredit Loans Incorporated (2003-QS4 A6)(1)  6.000%      03/25/2033         480,527             72,786
     Residential Accredit Loans Incorporated (2003-QS20 CB)(1) 5.000%      11/25/2018       1,994,063          1,962,778
     Residential Accredit Loans Incorporated (2003-QS23 A1)(1) 5.000%      12/26/2018       1,840,343          1,789,478
     Residential Accredit Loans Incorporated (2003-QS2 CB)(1)  5.750%      02/25/2034       1,223,007          1,229,555
     Washington Mutual (2001-S10 2A1)                          6.000%      10/25/2016         142,670            142,481
                                                                                                            ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $16,613,368)                                       16,451,745
                                                                                                            ------------


U.S. GOVERNMENT AGENCY BONDS (78.5%)

Federal Home Loan Mortgage Corp (FHLMC) (23.1%)
     FHLMC                                                    4.500%       01/01/2010         443,121            442,249
     FHLMC                                                    6.000%       08/01/2012         130,919            136,926
     FHLMC                                                    6.000%       09/01/2012          23,641             24,726
     FHLMC                                                    6.000%       12/01/2012          41,395             43,295
     FHLMC                                                    6.000%       01/01/2013           9,186              9,607
     FHLMC                                                    6.000%       02/01/2013          31,904             33,360
     FHLMC                                                    6.000%       03/01/2013          96,685            101,122
     FHLMC                                                    6.000%       04/01/2013         415,923            434,908
     FHLMC                                                    6.000%       05/01/2013           8,759              9,159
     FHLMC                                                    6.000%       08/01/2013         154,689            161,750
     FHLMC                                                    6.000%       09/01/2013         149,772            156,609
     FHLMC                                                    5.500%       11/01/2013          14,981             15,401
     FHLMC                                                    6.000%       11/01/2013         186,232            194,733
     FHLMC                                                    5.500%       12/01/2013          86,409             88,833

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

34               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp (FHLMC) - continued
     FHLMC                                                    6.000%       12/01/2013      $   10,329        $    10,800
     FHLMC                                                    5.500%       02/01/2014           8,250              8,482
     FHLMC                                                    5.500%       03/01/2014         206,260            211,827
     FHLMC                                                    5.500%       04/01/2014          11,117             11,417
     FHLMC                                                    6.000%       04/01/2014         346,038            361,448
     FHLMC                                                    5.500%       05/01/2014          12,025             12,350
     FHLMC                                                    6.000%       05/01/2014         224,412            234,406
     FHLMC                                                    6.000%       07/01/2014          33,544             35,038
     FHLMC                                                    6.000%       08/01/2014         199,537            208,423
     FHLMC                                                    7.500%       09/01/2014          55,403             59,051
     FHLMC                                                    7.000%       06/01/2015           6,739              7,150
     FHLMC                                                    7.500%       07/01/2015           3,891              4,147
     FHLMC                                                    6.000%       05/01/2016         215,766            225,228
     FHLMC                                                    6.000%       06/01/2016         122,670            128,048
     FHLMC                                                    6.000%       02/01/2017          27,994             29,221
     FHLMC                                                    5.500%       02/15/2017         600,000            609,443
     FHLMC                                                    6.000%       03/01/2017         270,843            282,619
     FHLMC                                                    6.000%       05/01/2017          65,176             68,033
     FHLMC                                                    5.000%       08/01/2017         129,016            129,464
     FHLMC                                                    5.500%       08/01/2017         437,486            448,117
     FHLMC                                                    6.000%       08/01/2017          40,313             42,065
     FHLMC                                                    5.500%       09/01/2017          28,659             29,355
     FHLMC                                                    6.000%       09/01/2017          13,759             14,358
     FHLMC                                                    5.000%       10/01/2017         410,023            411,446
     FHLMC                                                    5.000%       11/01/2017         304,245            305,301
     FHLMC                                                    5.500%       11/01/2017          59,893             61,349
     FHLMC                                                    5.000%       01/01/2018         259,142            260,041
     FHLMC                                                    5.500%       02/01/2018         940,061            962,059
     FHLMC                                                    5.000%       03/01/2018          40,993             41,126
     FHLMC                                                    6.000%       03/01/2018         153,775            160,459
     FHLMC                                                    5.000%       04/01/2018         182,572            183,161
     FHLMC                                                    6.500%       04/01/2018          72,529             76,123
     FHLMC                                                    5.000%       05/01/2018       1,754,759          1,760,516
     FHLMC                                                    5.000%       06/01/2018         875,479            878,319
     FHLMC                                                    5.000%       07/01/2018          37,125             37,245
     FHLMC                                                    4.500%       08/01/2018       1,743,154          1,707,230
     FHLMC                                                    9.000%       09/01/2018          34,270             36,999
     FHLMC                                                    5.000%       10/01/2018       4,719,328          4,734,577
     FHLMC                                                    4.500%       11/01/2018         861,351            843,599
     FHLMC                                                    4.500%       12/01/2018         765,823            750,040
     FHLMC                                                    6.000%       12/01/2018         168,671            174,694
     FHLMC                                                    4.500%       01/01/2019         442,316            433,201
     FHLMC                                                    6.000%       02/01/2019          58,097             60,134
     FHLMC                                                    4.500%       03/01/2019       1,996,889          1,954,163
     FHLMC                                                    4.500%       04/01/2019       2,262,532          2,213,510
     FHLMC                                                    6.000%       07/01/2022         402,290            415,492
     FHLMC                                                    7.000%       06/01/2024           2,914              3,096
     FHLMC                                                    8.000%       07/01/2024         111,036            121,495
     FHLMC                                                    8.000%       08/01/2024          14,463             15,825
     FHLMC                                                    8.000%       06/01/2025             821                901
     FHLMC                                                    8.000%       07/01/2025          94,897            103,927
     FHLMC                                                    8.000%       09/01/2025             944              1,033
     FHLMC                                                    8.000%       11/01/2025           2,593              2,840
     FHLMC                                                    8.000%       12/01/2025          10,346             11,331

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      35

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) - continued
     FHLMC                                                    8.000%       01/01/2026      $      933       $      1,022
     FHLMC                                                    7.000%       05/01/2026          28,045             29,792
     FHLMC                                                    8.000%       06/01/2026          26,319             28,783
     FHLMC                                                    7.000%       09/01/2027           1,904              2,019
     FHLMC                                                    5.500%       01/01/2029          85,024             85,305
     FHLMC                                                    6.000%       01/01/2029         180,738            185,506
     FHLMC                                                    6.000%       02/01/2029         258,324            265,138
     FHLMC                                                    7.000%       04/01/2029          10,429             11,040
     FHLMC(3)                                                 6.000%       05/01/2029         357,953            367,141
     FHLMC                                                    7.000%       07/01/2029          93,659             99,150
     FHLMC                                                    7.000%       10/01/2029         154,648            163,715
     FHLMC                                                    7.000%       11/01/2029          76,108             80,571
     FHLMC                                                    7.000%       12/01/2029           5,644              5,975
     FHLMC(3)                                                 7.000%       01/01/2030         100,235            106,112
     FHLMC                                                    7.000%       04/01/2030             848                897
     FHLMC                                                    7.000%       09/01/2030          39,632             41,944
     FHLMC                                                    7.000%       10/01/2030          15,783             16,704
     FHLMC                                                    7.500%       10/01/2030           2,556              2,754
     FHLMC                                                    7.000%       11/01/2030          35,016             37,058
     FHLMC                                                    7.000%       05/01/2031          79,470             84,036
     FHLMC                                                    7.000%       06/01/2031          33,871             35,817
     FHLMC                                                    7.000%       07/01/2031          42,275             44,704
     FHLMC                                                    7.000%       08/01/2031           4,859              5,139
     FHLMC                                                    7.000%       09/01/2031          80,192             84,799
     FHLMC                                                    7.000%       10/01/2031           3,251              3,438
     FHLMC                                                    7.000%       11/01/2031          84,299             89,143
     FHLMC                                                    6.000%       01/01/2032          82,945             84,977
     FHLMC                                                    7.000%       01/01/2032         242,540            256,476
     FHLMC                                                    5.500%       02/01/2032          58,599             58,646
     FHLMC                                                    5.500%       04/01/2032         297,593            297,344
     FHLMC                                                    7.000%       04/01/2032         269,302            284,956
     FHLMC                                                    7.000%       05/01/2032         947,494          1,000,880
     FHLMC                                                    6.500%       07/01/2032       1,980,739          2,065,958
     FHLMC                                                    7.000%       07/01/2032          24,995             26,381
     FHLMC                                                    6.500%       08/01/2032         433,252            451,892
     FHLMC                                                    6.000%       02/01/2033         730,162            747,098
     FHLMC                                                    6.000%       03/01/2033          85,939             87,933
     FHLMC                                                    5.500%       04/01/2033          30,265             30,226
     FHLMC                                                    5.500%       05/01/2033          34,173             34,128
     FHLMC                                                    5.500%       06/01/2033         291,915            291,536
     FHLMC                                                    5.500%       08/01/2033         395,956            395,442
     FHLMC                                                    5.500%       09/01/2033         400,496            399,977
     FHLMC                                                    5.500%       10/01/2033         260,083            259,746
     FHLMC                                                    5.500%       11/01/2033         663,414            662,552
     FHLMC                                                    6.000%       11/01/2033          96,908             99,101
     FHLMC                                                    5.500%       02/01/2034         319,956            319,036
     FHLMC                                                    6.000%       02/01/2034         577,657            590,712
     FHLMC                                                    6.000%       05/01/2034         284,795            291,232
     FHLMC                                                    5.500%       06/01/2034       1,900,190          1,894,731
                                                                                                            ------------
                                                                                                              36,253,062
Federal National Mortgage Association (FNMA) (46.3%)
     FNMA                                                     6.000%       11/01/2008          61,575             64,447
     FNMA                                                     8.000%       10/01/2009          37,493             38,964
     FNMA                                                     6.500%       02/01/2012          38,801             41,078

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

36               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) - continued
     FNMA                                                     6.000%       05/01/2013      $  108,946      $     113,859
     FNMA                                                     6.000%       07/01/2013           9,496              9,925
     FNMA                                                     6.000%       08/01/2013          39,058             40,819
     FNMA                                                     6.500%       10/01/2013          74,927             79,325
     FNMA                                                     6.000%       11/01/2013          70,396             73,571
     FNMA                                                     6.000%       12/01/2013         170,408            178,117
     FNMA                                                     6.000%       01/01/2014         128,298            134,075
     FNMA                                                     6.000%       02/01/2014          45,722             47,759
     FNMA                                                     6.000%       03/01/2014          49,040             51,227
     FNMA                                                     6.000%       04/01/2014          21,687             22,646
     FNMA                                                     6.000%       05/01/2014          65,692             68,598
     FNMA                                                     6.000%       06/01/2014          28,358             29,619
     FNMA                                                     5.500%       07/01/2014         139,843            143,949
     FNMA                                                     6.000%       07/01/2014           4,790              5,002
     FNMA                                                     6.000%       08/01/2014          10,831             11,310
     FNMA                                                     8.000%       08/01/2014         112,104            116,469
     FNMA                                                     6.000%       11/01/2014         172,445            180,074
     FNMA                                                     6.000%       05/01/2016          15,861             16,550
     FNMA                                                     6.500%       05/01/2016          84,947             89,794
     FNMA                                                     6.500%       06/01/2016          33,347             35,249
     FNMA                                                     6.000%       07/01/2016         664,977            693,879
     FNMA                                                     6.500%       07/01/2016          91,173             96,374
     FNMA                                                     6.000%       09/01/2016          22,833             23,826
     FNMA                                                     6.500%       09/01/2016         120,332            127,197
     FNMA                                                     6.000%       12/01/2016          93,725             97,798
     FNMA                                                     6.000%       01/01/2017          13,447             14,032
     FNMA                                                     6.000%       02/01/2017          63,986             66,752
     FNMA                                                     5.500%       05/01/2017         400,590            410,880
     FNMA                                                     6.000%       05/01/2017         147,651            154,004
     FNMA                                                     6.000%       06/01/2017          51,900             54,133
     FNMA                                                     6.000%       08/01/2017           8,033              8,379
     FNMA                                                     5.000%       11/01/2017         254,477            255,636
     FNMA                                                     6.000%       11/01/2017          89,470             93,348
     FNMA                                                     5.500%       12/01/2017          45,895             47,074
     FNMA                                                     4.500%       01/01/2018         160,409            157,227
     FNMA                                                     5.000%       02/01/2018         172,004            172,616
     FNMA                                                     5.500%       02/01/2018         530,055            543,482
     FNMA                                                     5.500%       02/01/2018          46,008             47,190
     FNMA                                                     4.500%       04/01/2018         719,692            705,203
     FNMA                                                     4.500%       05/01/2018         659,689            646,432
     FNMA                                                     5.000%       05/01/2018         781,364            784,144
     FNMA                                                     6.500%       05/01/2018         162,219            170,087
     FNMA                                                     4.000%       06/01/2018         515,986            492,675
     FNMA                                                     4.500%       06/01/2018          89,552             87,748
     FNMA                                                     4.500%       07/01/2018          63,588             62,308
     FNMA                                                     4.000%       08/01/2018         965,020            921,422
     FNMA                                                     4.500%       08/01/2018         173,829            170,328
     FNMA                                                     5.000%       08/01/2018         160,245            160,816
     FNMA                                                     5.500%       08/01/2018         655,863            672,441
     FNMA                                                     6.000%       08/01/2018         108,457            112,282
     FNMA                                                     4.000%       09/01/2018         737,797            704,465
     FNMA                                                     4.500%       09/01/2018         987,703            967,809
     FNMA                                                     5.000%       09/01/2018       1,343,893          1,348,676
     FNMA                                                     4.500%       10/01/2018         627,497            614,858

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      37

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) - continued
     FNMA                                                     5.000%       10/01/2018     $ 1,897,019       $  1,903,770
     FNMA                                                     4.500%       11/01/2018          93,882             91,991
     FNMA                                                     5.000%       11/01/2018       2,003,189          2,010,318
     FNMA                                                     4.500%       12/01/2018       2,223,003          2,178,227
     FNMA                                                     4.500%       01/01/2019       3,388,158          3,319,692
     FNMA                                                     4.500%       02/01/2019         482,726            473,003
     FNMA                                                     4.500%       04/01/2019       1,285,985          1,259,729
     FNMA                                                     4.000%       05/01/2019       1,200,120          1,145,011
     FNMA                                                     8.000%       05/01/2022          28,780             30,655
     FNMA                                                     7.500%       08/01/2023          24,386             26,299
     FNMA                                                     5.000%       06/01/2024       1,894,464          1,868,599
     FNMA                                                     6.500%       11/01/2024          85,083             89,260
     FNMA                                                     7.000%       10/01/2025          60,881             64,617
     FNMA                                                     7.500%       02/01/2026          48,934             52,653
     FNMA                                                     7.000%       09/01/2026          34,325             36,432
     FNMA                                                     7.500%       09/01/2026          58,752             63,165
     FNMA                                                     7.000%       04/01/2027          25,026             26,525
     FNMA                                                     7.500%       05/01/2027           6,061              6,510
     FNMA                                                     7.500%       11/01/2027          24,824             26,663
     FNMA                                                     7.500%       12/01/2027         163,353            175,458
     FNMA                                                     7.500%       01/01/2028           3,157              3,393
     FNMA                                                     7.500%       02/01/2028          28,453             30,690
     FNMA                                                     6.000%       01/01/2029          69,299             71,096
     FNMA                                                     6.500%       03/01/2029         314,099            327,894
     FNMA                                                     7.000%       03/01/2029          25,745             27,271
     FNMA                                                     6.500%       04/01/2029          84,495             88,171
     FNMA                                                     7.000%       04/01/2029         170,606            180,611
     FNMA                                                     7.000%       05/01/2029         134,892            142,802
     FNMA                                                     6.000%       07/01/2029         296,304            303,989
     FNMA                                                     6.500%       07/01/2029          67,152             70,075
     FNMA                                                     7.000%       07/01/2029          18,628             19,720
     FNMA                                                     7.500%       09/01/2029         267,140            286,460
     FNMA                                                     6.000%       10/01/2029         366,807            376,513
     FNMA                                                     7.000%       11/01/2029          18,770             19,871
     FNMA                                                     7.000%       12/01/2029          19,749             20,907
     FNMA                                                     7.000%       01/01/2030          35,500             37,571
     FNMA                                                     6.500%       02/01/2030          50,598             52,766
     FNMA                                                     7.000%       02/01/2030          65,608             69,436
     FNMA                                                     7.000%       03/01/2030          11,854             12,546
     FNMA                                                     7.000%       11/01/2030           4,475              4,736
     FNMA                                                     6.500%       12/01/2030          17,593             18,347
     FNMA                                                     7.000%       12/01/2030         107,742            114,027
     FNMA                                                     7.000%       01/01/2031          36,738             38,850
     FNMA                                                     6.000%       05/01/2031          70,759             72,462
     FNMA                                                     6.500%       05/01/2031         120,056            125,318
     FNMA                                                     7.000%       06/01/2031         166,929            176,526
     FNMA                                                     7.000%       07/01/2031         191,524            202,536
     FNMA                                                     7.000%       08/01/2031          91,785             97,062
     FNMA                                                     6.500%       09/01/2031          40,229             41,953
     FNMA                                                     7.000%       09/01/2031         166,069            175,617
     FNMA                                                     6.500%       10/01/2031         105,202            109,711
     FNMA                                                     7.000%       10/01/2031          79,046             83,658
     FNMA                                                     6.500%       11/01/2031           7,004              7,304
     FNMA                                                     6.500%       12/01/2031         173,000            180,415


--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

38               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) - continued
     FNMA                                                     7.500%       12/01/2031      $   41,587       $     44,571
     FNMA                                                     7.000%       01/25/2032         501,028            528,871
     FNMA                                                     6.000%       02/01/2032          81,550             83,513
     FNMA                                                     6.500%       03/01/2032          47,966             49,980
     FNMA                                                     6.500%       04/01/2032         108,727            113,293
     FNMA                                                     7.000%       05/01/2032          42,024             44,352
     FNMA                                                     6.500%       07/01/2032       2,793,783          2,911,088
     FNMA                                                     6.000%       08/01/2032          78,206             80,088
     FNMA                                                     6.500%       08/01/2032         629,630            656,067
     FNMA                                                     7.000%       08/01/2032         143,038            150,964
     FNMA                                                     6.500%       09/01/2032         127,641            133,001
     FNMA                                                     6.500%       10/01/2032         529,603            551,840
     FNMA                                                     6.500%       11/01/2032          67,721             70,564
     FNMA                                                     6.000%       12/01/2032          78,040             79,812
     FNMA                                                     6.500%       01/01/2033          44,224             46,119
     FNMA                                                     6.000%       02/01/2033         402,596            411,525
     FNMA                                                     6.000%       03/01/2033         308,347            315,346
     FNMA                                                     5.500%       04/01/2033       1,993,303          1,989,524
     FNMA                                                     6.000%       04/01/2033         165,017            168,662
     FNMA                                                     6.000%       05/01/2033       4,523,064          4,628,640
     FNMA                                                     5.000%       06/01/2033         587,952            569,816
     FNMA                                                     5.500%       07/01/2033       2,464,323          2,459,651
     FNMA                                                     5.500%       08/01/2033       1,234,104          1,231,765
     FNMA                                                     6.000%       08/01/2033          18,860             19,276
     FNMA                                                     5.000%       09/01/2033         279,491            270,870
     FNMA                                                     5.500%       09/01/2033       3,508,931          3,502,279
     FNMA                                                     5.000%       10/01/2033       3,182,136          3,083,983
     FNMA                                                     5.500%       10/01/2033       5,250,915          5,240,959
     FNMA                                                     5.000%       11/01/2033          29,418             28,510
     FNMA                                                     5.500%       11/01/2033       1,621,063          1,617,989
     FNMA                                                     5.000%       12/01/2033       1,004,676            973,687
     FNMA                                                     5.500%       12/01/2033         919,087            917,344
     FNMA                                                     5.000%       03/01/2034       6,393,943          6,196,722
     FNMA                                                     5.000%       04/01/2034          32,833             31,725
     FNMA                                                     5.000%       05/01/2034       1,210,359          1,169,509
     FNMA                                                     5.500%       05/01/2034         799,999            797,209
     FNMA                                                     5.000%       06/01/2034          34,676             33,506
                                                                                                            ------------
                                                                                                              72,919,448
Government National Mortgage Association (GNMA) (9.1%)
     GNMA                                                     7.250%       04/15/2006          12,561             12,664
     GNMA                                                     5.500%       04/15/2014         150,446            155,441
     GNMA                                                     6.000%       04/15/2014         279,385            292,806
     GNMA                                                     6.500%       08/15/2014          16,574             17,585
     GNMA                                                     8.000%       08/15/2016          19,788             21,799
     GNMA                                                     6.000%       12/15/2016         403,617            422,496
     GNMA                                                     8.000%       03/15/2017           2,790              3,081
     GNMA                                                     8.000%       04/15/2017          16,725             18,471
     GNMA                                                     7.500%       12/15/2022         122,988            133,366
     GNMA                                                     7.500%       05/15/2023          79,811             86,461
     GNMA                                                     6.500%       10/15/2023          40,869             43,061
     GNMA                                                     6.500%       11/15/2023         150,352            158,415
     GNMA                                                     6.500%       12/15/2023         475,576            501,080
     GNMA                                                     6.500%       01/15/2024         243,672            256,368

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      39

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) - continued
     GNMA                                                     6.500%       02/15/2024     $   125,938       $    132,500
     GNMA                                                     6.500%       03/15/2024          52,836             55,588
     GNMA                                                     6.500%       04/15/2024         320,965            337,688
     GNMA                                                     6.500%       03/15/2026          31,693             33,299
     GNMA                                                     6.500%       04/15/2026          36,693             38,551
     GNMA                                                     6.500%       05/15/2026           8,817              9,263
     GNMA                                                     8.000%       09/20/2026         138,355            151,622
     GNMA                                                     7.500%       09/15/2027          27,687             29,892
     GNMA                                                     6.500%       01/15/2029         115,826            121,252
     GNMA                                                     6.000%       02/20/2029         344,709            353,835
     GNMA                                                     6.500%       03/15/2029          56,752             59,411
     GNMA                                                     7.500%       10/15/2029          42,697             46,088
     GNMA                                                     6.500%       04/15/2031          35,394             37,034
     GNMA                                                     6.500%       09/15/2031          52,655             55,095
     GNMA                                                     6.500%       11/15/2031         557,765            583,607
     GNMA                                                     6.000%       12/15/2031          36,809             37,809
     GNMA                                                     6.500%       07/15/2032         231,993            242,689
     GNMA                                                     6.500%       08/15/2032         157,915            165,196
     GNMA                                                     6.500%       09/15/2032           9,409              9,843
     GNMA                                                     6.500%       10/15/2032          41,432             43,343
     GNMA                                                     5.500%       12/15/2032         662,193            662,999
     GNMA                                                     6.000%       01/15/2033       1,142,146          1,172,396
     GNMA                                                     6.000%       02/15/2033         351,438            360,746
     GNMA                                                     6.500%       03/15/2033          28,786             30,130
     GNMA                                                     5.500%       05/15/2033         290,898            291,178
     GNMA                                                     5.500%       06/15/2033       2,491,768          2,494,170
     GNMA                                                     6.000%       07/15/2033         439,168            450,800
     GNMA                                                     5.500%       08/15/2033         319,205            319,513
     GNMA                                                     6.000%       01/15/2034         398,365            408,831
     GNMA                                                     6.000%       03/20/2034       2,934,011          3,007,423
     GNMA                                                     6.500%       06/20/2034         400,000            417,450
                                                                                                              14,282,336
                                                                                                            ------------
TOTAL U.S. GOVERNMENT AGENCY BONDS (IDENTIFIED COST $123,683,712)                                            123,454,846



SHORT-TERM INVESTMENTS (13.9%)

     FIFTH THIRD REPURCHASE AGREEMENT DATED                   1.300%       07/01/2004      21,938,477         21,938,477
     06/30/04 (Repurchase value $21,939,269 collateralized                                                  ------------
     by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $21,938,477)                                                    21,938,477
                                                                                                            ------------


TOTAL INVESTMENTS (103.2%) (IDENTIFIED COST $162,767,000)(5)                                                 162,370,863
TOTAL LIABILITIES LESS OTHER ASSETS (-3.2%)                                                                   (5,040,115)
                                                                                                            ------------
TOTAL NET ASSETS (100.0%)                                                                                   $157,330,748
                                                                                                            ============




--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

40               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD COMMITMENTS
                                                             COUPON         DELIVERY      PRINCIPAL
AGENCY                                                        RATE            DATE          AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------
TBA Purchase Commitments at June 30, 2004 (Cost Payable $52,173,059)
     FNMA 15 YR TBA                                            4.00%       07/20/2004     $   900,000       $    856,969
     FNMA 15 YR TBA                                            4.50%       07/20/2004       1,900,000          1,856,063
     FNMA 15 YR TBA                                            5.00%       07/20/2004       5,400,000          5,405,065
     FNMA 15 YR TBA                                            6.00%       07/20/2004       4,100,000          4,269,125
     FNMA GOLD 15 YR TBA                                       5.00%       07/20/2004       3,100,000          3,100,967
     FNMA 30 YR TBA                                            4.50%       07/15/2004       2,100,000          1,963,500
     FNMA 30 YR TBA                                            5.00%       07/15/2004       2,200,000          2,124,375
     FNMA 30 YR TBA                                            5.00%       07/15/2004      13,800,000         13,317,000
     FNMA 30 YR TBA                                            5.50%       07/15/2004      15,000,000         14,925,000
     FNMA 30 YR TBA                                            6.00%       07/15/2004       2,700,000          2,755,688
     FNMA GOLD 30 YR TBA                                       6.50%       07/15/2004       2,100,000          2,187,938
                                                                                                            ------------
                                                                                                              52,761,690
TBA Sale Commitments at June 30,2004 (Proceeds Receivable $37,961,727)
     FNMA 15 YR TBA                                            4.50%       07/20/2004      (5,700,000)        (5,568,188)
     FNMA 15 YR TBA                                            5.00%       07/20/2004      (9,100,000)        (9,108,536)
     FNMA 15 YR TBA                                            6.00%       07/20/2004      (2,300,000)        (2,394,875)
     FNMA GOLD 15 YR TBA                                       5.00%       07/20/2004      (7,200,000)        (7,202,246)
     FNMA GOLD 15 YR TBA                                       6.00%       07/20/2004      (1,000,000)        (1,041,562)
     FNMA 30 YR TBA                                            5.00%       07/15/2004      (1,500,000)        (1,448,438)
     FNMA 30 YR TBA                                            5.50%       07/15/2004      (5,200,000)        (5,174,000)
     FNMA 30 YR TBA                                            6.50%       07/15/2004      (1,800,000)        (1,873,688)
     FNMA 30 YR TBA                                            7.00%       07/15/2004      (1,600,000)        (1,687,000)
     FNMA GOLD 30 YR TBA                                       7.00%       07/15/2004      (2,300,000)        (2,425,063)
     GNMA 30 YR TBA                                            6.50%       07/22/2004        (400,000)          (417,625)
                                                                                                            ------------
                                                                                                             (38,341,221)



------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTION ACTIVITY                                                    NUMBER OF        CONTRACT
                                                                           CONTRACTS        PREMIUM
------------------------------------------------------------------------------------------------------------------------
Options Outstanding at Beginning of Year                                    1,125,085      $  127,017
Optons Sold                                                                       172         195,979
Options Exercised or Cancelled Prior to Exercise                           (1,125,257)       (322,996)
Options Expired                                                                     -               -
                                                                           ----------      ----------
Options Outstanding at End of Period                                                -               -
                                                                           ==========      ==========


OUTSTANDING FUTURES CONTRACTS                                                                               UNREALIZED
                                                                            UNITS PER       CURRENT        APPRECIATION/
TYPE                                      EXPIRATION        CONTRACTS       CONTRACT         VALUE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
5 Year Note Future (Sell)                 09/30/2004            19              1,000      $2,065,072       $    (15,625)
10 Year Note Future (Sell)                09/30/2004            27              1,000      $2,954,340       $    (44,539)
Long Bond Future (Buy)                    09/30/2004             7              1,000      $  744,625       $     10,264
                                                                                                            ------------
                                                                                                            $    (49,903)
                                                                                                            ============

--------------------------------------------------------------------------------
(1) Interest only security.
(2) Represents a variable or increasing rate security. Rate disclosed is the current rate as of June 30, 2004.
(3) Security has been segregated as collateral to cover margin requirements for open futures contracts as of June 30, 2004.
(4) Principal only security.
(5) See Note 6 for important tax information.
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      41

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INTEREST        MATURITY       PRINCIPAL
DESCRIPTION                                                   RATE            DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------

U.S. AGENCY BONDS (78.3%)

Federal Home Loan Bank (FHLB) (20.8%)
     FHLB                                                    1.220%        09/03/2004    $ 40,000,000     $   39,913,244
     FHLB                                                    1.461%        12/01/2004      60,000,000         60,000,000
     FHLB                                                    1.325%        02/23/2005      25,000,000         25,000,000
     FHLB                                                    1.440%        03/02/2005      25,000,000         25,000,000
     FHLB                                                    1.250%        03/16/2005      25,000,000         25,000,000
     FHLB                                                    1.400%        04/01/2005      25,000,000         25,000,000
     FHLB                                                    1.500%        05/04/2005      25,000,000         25,000,000
     FHLB                                                    2.250%        06/30/2005      25,000,000         25,000,000
                                                                                                          --------------
                                                                                                             249,913,244
Federal Home Loan Mortgage Corp (FHLMC) (25.5%)
     FHLMC                                                   1.025%        07/06/2004      40,000,000         39,994,306
     FHLMC                                                   1.020%        07/13/2004      40,000,000         39,986,400
     FHLMC                                                   1.145%        08/06/2004      40,000,000         39,954,200
     FHLMC                                                   1.310%        08/12/2004      25,000,000         24,961,791
     FHLMC                                                   1.131%        08/17/2004      40,000,000         39,940,937
     FHLMC                                                   1.181%        08/24/2004      40,000,000         39,929,140
     FHLMC                                                   1.420%        09/07/2004      41,878,000         41,765,674
     FHLMC                                                   1.420%        09/09/2004      40,000,000         39,889,555
                                                                                                          --------------
                                                                                                             306,422,003
     Federal National Mortgage Association (FNMA) (32.0%)
     FNMA                                                    1.040%        07/14/2004      40,000,000         39,984,978
     FNMA                                                    1.045%        07/21/2004      40,000,000         39,976,778
     FNMA                                                    1.051%        07/28/2004      40,000,000         39,968,470
     FNMA                                                    1.055%        08/04/2004      40,000,000         39,960,144
     FNMA                                                    1.123%        08/11/2004      40,000,000         39,948,841
     FNMA                                                    1.155%        08/18/2004      40,000,000         39,938,400
     FNMA                                                    1.191%        08/25/2004      40,000,000         39,927,217
     FNMA                                                    1.221%        09/01/2004      40,000,000         39,915,887
     FNMA                                                    1.420%        09/15/2004      40,000,000         39,880,089
     FNMA                                                    1.270%        04/25/2005      25,000,000         25,000,000
                                                                                                          --------------
                                                                                                             384,500,804

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $940,836,051)                                                       940,836,051
                                                                                                          --------------


SHORT-TERM INVESTMENTS (21.7%)

     FIFTH THIRD REPURCHASE AGREEMENT DATED                  1.300%        07/01/2004      60,699,726         60,699,726
     06/30/04 (Repurchase value $60,701,918 collateralized
     by U.S. Government Agency Securities)
     MORGAN STANLEY REPURCHASE AGREEMENT
     DATED 06/30/04 (Repurchase value                        1.480%        07/01/2004     200,000,000        200,000,000
     $200,008,222 collateralized by U.S.                                                                  --------------
     Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $260,699,726)                                                  260,699,726
                                                                                                          --------------


TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $1,201,535,777)                                                1,201,535,777
TOTAL LIABILITIES LESS OTHER ASSETS (0.0%)                                                                      (441,770)
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $1,201,094,007
                                                                                                          ==============



--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

42               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                         ACCESSOR INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                ALLOCATION      SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES (92.2%)

Accessor Funds
     High Yield Bond                                                         10.1%            116,680     $    1,271,817
     Intermediate Fixed-Income                                                5.8              61,746            727,367
     Short-Intermediate Fixed-Income                                         47.9             505,000          6,049,898
     Mortgage Securities                                                      6.0              60,680            759,112
     U.S. Government Money                                                   22.4           2,834,213          2,834,213
                                                                                                          --------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $11,751,033)                                                      11,642,407
                                                                                                          --------------


                                                            INTEREST        MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (6.7%)                                 RATE            DATE         AMOUNT             VALUE

     FIFTH THIRD REPURCHASE AGREEMENT DATED                   1.300%       07/01/2004    $    846,554     $      846,554
     06/30/04 (Repurchase value $846,585 collateralized                                                   --------------
     by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $864,554)                                                          846,554
                                                                                                          --------------


TOTAL INVESTMENTS (98.9%) (IDENTIFIED COST $12,597,587)(1)                                                    12,488,961
TOTAL OTHER ASSETS LESS LIABILITIES (1.1%)                                                                       138,877
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $   12,627,838
                                                                                                          ==============


































--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      43

================================================================================
                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                ALLOCATION       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES (92.2%)

Accessor Funds
     Growth                                                                   9.4%             93,961     $    2,070,901
     Value                                                                    9.6             117,387          2,117,655
     Small to Mid Cap                                                         5.0              50,024          1,108,036
     International Equity                                                     5.8              96,215          1,278,698
     High Yield Bond                                                         10.6             215,332          2,347,123
     Intermediate Fixed-Income                                                3.1              58,357            687,440
     Short-Intermediate Fixed-Income                                         32.0             589,931          7,067,371
     Mortgage Securities                                                      2.8              49,510            619,369
     U.S. Government Money                                                   13.9           3,062,177          3,062,177
                                                                                                          --------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST 19,873,489)                                                       20,358,770
                                                                                                          --------------


                                                            INTEREST        MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (7.4%)                                 RATE           DATE          AMOUNT             VALUE

     FIFTH THIRD REPURCHASE AGREEMENT DATED                   1.300%       07/01/2004    $  1,646,204     $    1,646,204
     06/30/04 (Repurchase value $1,646,263 collateralized                                                 --------------
     by U.S. Government Agency Securities)


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,646,204)                                                      1,646,204
                                                                                                          --------------


TOTAL INVESTMENTS (99.6%) (IDENTIFIED COST $21,519,693)(1)                                                    22,004,974
TOTAL OTHER ASSETS LESS LIABILITIES (0.4%)                                                                        80,805
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $   22,085,779
                                                                                                          ==============



























--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
*Non-income producing
Please see "Notes to Financial Statements" for further information.
================================================================================

44               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                        ACCESSOR BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                ALLOCATION       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES (93.6%)

Accessor Funds
     Growth                                                                  15.6%            281,938     $    6,213,913
     Value                                                                   15.4             341,482          6,160,332
     Small to Mid Cap                                                         9.1             164,279          3,638,779
     International Equity*                                                   10.0             299,012          3,973,874
     High Yield Bond                                                         10.9             400,846          4,369,223
     Short-Intermediate Fixed-Income                                         22.9             763,739          9,149,596
     Mortgage Securites                                                       5.9             188,027          2,352,220
     U.S. Government Money                                                    3.8           1,500,232          1,500,232
                                                                                                          --------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST 35,616,576)                                                       37,358,169
                                                                                                          --------------


                                                             INTEREST      MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (6.5%)                                  RATE          DATE           AMOUNT            VALUE

     FIFTH THIRD REPURCHASE AGREEMENT DATED                   1.300%       07/01/2004    $  2,613,725     $    2,613,725
     06/30/04 (Repurchase value $2,613,819 collateralized                                                 --------------
     by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,613,725)                                                      2,613,725
                                                                                                          --------------


TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $38,230,301)(1)                                                   39,971,894
TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                      (54,149)
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $   39,917,745
                                                                                                          ==============





























--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
*Non-income producing
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      45

================================================================================
                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                ALLOCATION       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES (92.3%)

Accessor Funds
     Growth                                                                  18.2%            481,939     $   10,621,933
     Value                                                                   17.9             577,629         10,420,421
     Small to Mid Cap                                                        11.2             294,955          6,533,261
     International Equity*                                                   13.1             575,466          7,647,946
     High Yield Bond                                                         11.0             588,412          6,413,691
     Short-Intermediate Fixed-Income                                         17.9             868,823         10,408,499
     Mortgage Securities                                                      2.9             136,892          1,712,522
     U.S. Government Money                                                    0.1              20,815             20,815
                                                                                                          --------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST 51,237,177)                                                       53,779,088
                                                                                                          --------------


                                                             INTEREST       MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (7.9%)                                  RATE           DATE          AMOUNT            VALUE

     FIFTH THIRD REPURCHASE AGREEMENT DATED                   1.300%       07/01/2004    $  4,582,741     $    4,582,741
     06/30/04 (Repurchase value $4,582,906 collateralized                                                 --------------
     by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,582,741)                                                      4,582,741
                                                                                                          --------------


TOTAL INVESTMENTS (100.2%) (IDENTIFIED COST $55,819,918)1                                                     58,361,829
TOTAL LIABILITIES LESS OTHER ASSETS (-0.2%)                                                                      (90,634)
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $   58,271,195
                                                                                                          ==============





























--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
*Non-income producing
Please see "Notes to Financial Statements" for further information.
================================================================================

46               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                         ACCESSOR GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                ALLOCATION       SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES (97.7%)

Accessor Funds
     Growth                                                                  24.2%            606,869     $   13,375,387
     Value                                                                   24.3             746,392         13,464,910
     Small to Mid Cap                                                        14.2             354,106          7,843,456
     International Equity*                                                   16.5             688,083          9,144,627
     High Yield Bond                                                         10.7             543,875          5,928,232
     Short-Intermediate Fixed-Income                                          7.8             358,939          4,300,091
     U.S. Government Money                                                    0.0               3,708              3,708
                                                                                                          --------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST 51,811,257)                                                       54,060,411
                                                                                                          --------------


                                                             INTEREST       MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (1.5%)                                  RATE           DATE          AMOUNT            VALUE

     FIFTH THIRD REPURCHASE AGREEMENT DATED                   1.300%       07/01/2004    $    811,427     $      811,427
     06/30/04 (Repurchase value $811,456 collateralized by                                                --------------
     U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $811,427)                                                         811,427
                                                                                                          --------------



TOTAL INVESTMENTS (99.2%) (IDENTIFIED COST $52,622,684)(1)                                                    54,871,838
TOTAL OTHER ASSETS LESS LIABILITIES (0.8%)                                                                       455,602
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $   55,327,440
                                                                                                          ==============





























--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
*Non-income producing
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      47

================================================================================
                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                                                ALLOCATION      SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES (98.9%)

Accessor Funds
     Growth                                                                  30.3%            350,907     $    7,733,989
     Value                                                                   29.6             419,391          7,565,814
     Small to Mid Cap                                                        18.2             209,129          4,632,217
     International Equity *                                                  20.8             397,891          5,287,977
     U.S. Government Money                                                    0.0                  34                 34
                                                                                                          --------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST 24,303,777)                                                       25,220,031
                                                                                                          --------------


                                                             INTEREST       MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (0.9%)                                  RATE           DATE          AMOUNT            VALUE

     FIFTH THIRD REPURCHASE AGREEMENT DATED                   1.300%       07/01/2004    $    243,537     $      243,537
     06/30/04 (Repurchase value $243,546 collateralized                                                   --------------
     by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $243,537)                                                          243,537
                                                                                                          --------------


TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $24,547,314)(1)                                                    25,463,568
TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                        40,058
                                                                                                          --------------
TOTAL NET ASSETS (100.0%)                                                                                 $   25,503,626
                                                                                                          ==============
































--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
*Non-income producing
Please see "Notes to Financial Statements" for further information.
================================================================================

48               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                    SMALL TO
                                                                      GROWTH                  VALUE                  MID CAP
--------------------------------------------------------------------------------------------------------------------------------
Assets:
     Investments, at value (Note 2)                               $  106,420,484          $  89,736,725          $   154,377,030
     Repurchase agreements                                               682,865              1,508,672                  761,983
                                                                  --------------------------------------------------------------
     TOTAL INVESTMENTS*                                              107,103,349             91,245,397              155,139,013
     Cash                                                                      -                      1                        1
     Receivable for capital shares sold                                   35,644                 70,691                   45,484
     Dividends and interest receivable                                   100,500                 73,015                   98,933
     Receivable for futures contract settlement                                -                  4,129                        -
     Prepaid expenses and other assets                                    20,887                 18,885                    9,726
                                                                  --------------------------------------------------------------
     TOTAL ASSETS                                                    107,260,380             91,412,118              155,293,157
                                                                  --------------------------------------------------------------
Liabilities:
     Payable for investments purchased                                         -                303,103                        -
     Payable for capital shares repurchased                               66,787                 90,972                   33,515
     Payable due to investment advisor (Note 3)                           38,236                 31,932                   73,105
     Money managers fee payable (Note 3)                                  50,663                 26,201                  110,465
     Payable for transfer agent fees (Note 3)                             17,739                 16,507                   21,174
     Payable for 12b-1 & administrative services fees (Note 3)            28,614                  6,395                    5,964
     Accrued expenses and other liabilities                               17,698                  5,884                    6,659
                                                                  --------------------------------------------------------------
     TOTAL LIABILITIES                                                   219,737                480,994                  250,882
                                                                  --------------------------------------------------------------
     NET ASSETS                                                   $  107,040,643          $  90,931,124          $   155,042,275
================================================================================================================================
Net Assets Consist of:
     Paid-in capital                                              $  142,074,897          $ 116,734,983          $   193,196,119
     Net unrealized appreciation (depreciation) of
       investments and other assets and liabilities                    9,902,554              7,621,871               38,410,167
     Undistributed net investment income (loss)                          (33,320)                   143                  (69,245)
     Accumulated net realized gain (loss) on investments             (44,903,488)           (33,425,873)             (76,494,766)
                                                                  --------------------------------------------------------------
     NET ASSETS                                                   $  107,040,643          $  90,931,124          $   155,042,275
================================================================================================================================
Advisor Class
     Net Assets                                                   $  101,148,156          $  85,208,166          $   149,377,922
     Outstanding Shares                                                4,590,019              4,723,661                6,743,824
     Net asset value, offering & redemption price per share       $        22.04          $       18.04          $         22.15
================================================================================================================================
Investor Class
     Net Assets                                                   $    3,410,399          $   2,506,598          $     3,095,144
     Outstanding Shares                                                  157,638                138,987                  143,774
     Net asset value, offering & redemption price per share       $        21.63          $       18.03          $         21.53
================================================================================================================================
C Class
     Net Assets                                                   $    2,402,399          $   2,324,815          $     2,000,606
     Outstanding Shares                                                  109,933                128,945                   91,469
     Net asset value, offering & redemption price per share       $        21.85          $       18.03          $         21.87
================================================================================================================================
A Class
     Net Assets                                                   $       79,930          $     891,545          $       568,603
     Outstanding Shares                                                    3,633                 49,512                   25,757
     Net asset value per share                                    $        22.00          $       18.01          $         22.08
     Public offering price per share                              $        23.34          $       19.11          $         23.43
================================================================================================================================
     *Investments, at cost (Note 6)                               $   97,200,795          $  83,645,678          $   116,728,846







--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      49

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTERNATIONAL           HIGH YIELD             INTERMEDIATE
                                                                      EQUITY                  BOND                FIXED-INCOME
--------------------------------------------------------------------------------------------------------------------------------
Assets:
     Investments, at value (Note 2)                               $   77,328,268          $  55,022,909          $    31,288,514
     Repurchase agreements                                             1,996,122              2,909,997                  980,300
                                                                  --------------------------------------------------------------
     TOTAL INVESTMENTS*                                               79,324,390             57,932,906               32,268,814
     Cash                                                                      -                      1                        1
     Foreign currency, at value                                           37,555                      -                        -
     Receivable for investments sold                                           -                      -                      407
     Receivable for capital shares sold                                   14,977                190,396                  171,487
     Dividends and interest receivable                                   111,099              1,115,461                  445,855
     Receivable for tax reclaims                                         114,053                      -                        -
     Prepaid expenses and other assets                                     9,152                 11,292                    7,627
                                                                  --------------------------------------------------------------
     TOTAL ASSETS                                                     79,611,226             59,250,056               32,894,191
                                                                  --------------------------------------------------------------
Liabilities:
     Cash overdraft                                                        3,940                      -                        -
     Payable for investments purchased                                   199,513                      -                  472,909
     Payable for capital shares repurchased                               51,289                  3,391                   88,829
     Payable due to investment advisor (Note 3)                           35,110                 16,921                   10,378
     Money managers fee payable (Note 3)                                  33,538                 22,536                   25,620
     Payable for transfer agent fees (Note 3)                             11,255                  7,007                    5,026
     Payable for 12b-1 & administrative services fees (Note 3)             4,464                  2,540                    5,698
     Accrued expenses and other liabilities                               28,856                  1,634                    9,907
                                                                  --------------------------------------------------------------
     TOTAL LIABILITIES                                                   367,965                 54,029                  618,367
                                                                  --------------------------------------------------------------
     NET ASSETS                                                   $   79,243,261          $  59,196,027          $    32,275,824
================================================================================================================================
Net Assets Consist of:
     Paid-in capital                                              $  113,223,786          $  60,381,849          $    32,327,180
     Net unrealized appreciation (depreciation) of
       investments and other assets and liabilities                   12,115,804                 39,355                 (296,622)
     Undistributed net investment income (loss)                          929,845                  4,310                   (1,223)
     Accumulated net realized gain (loss) on investments             (47,026,174)            (1,229,487)                 246,489
                                                                  --------------------------------------------------------------
     NET ASSETS                                                   $   79,243,261          $  59,196,027          $    32,275,824
================================================================================================================================
Advisor Class
     Net Assets                                                   $   76,384,798          $  57,254,534          $    30,085,895
     Outstanding Shares                                                5,747,819              5,251,976                2,553,636
     Net asset value, offering & redemption price per share       $        13.29          $       10.90          $         11.78
================================================================================================================================
Investor Class
     Net Assets                                                   $    1,324,293          $     266,689          $     1,347,570
     Outstanding Shares                                                  102,640                 24,467                  114,413
     Net asset value, offering & redemption price per share       $        12.90          $       10.90          $         11.78
================================================================================================================================
C Class
     Net Assets                                                   $    1,374,875          $   1,576,280          $       799,492
     Outstanding Shares                                                  104,964                144,710                   67,867
     Net asset value, offering & redemption price per share       $        13.10          $       10.89          $         11.78
================================================================================================================================
A Class
     Net Assets                                                   $      159,295          $      98,524          $        42,867
     Outstanding Shares                                                   12,022                  9,041                    3,643
     Net asset value per share                                    $        13.25          $       10.90          $         11.77
     Public offering price per share                              $        14.06          $       11.44          $         12.36
================================================================================================================================
     *Investments, at cost (Note 6)                               $   67,220,013          $  57,893,551          $    32,565,436


--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================

50               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                SHORT-INTERMEDIATE          MORTGAGE             U.S. GOVERNMENT
                                                                   FIXED-INCOME            SECURITIES                 MONEY
--------------------------------------------------------------------------------------------------------------------------------
Assets:
     Investments, at value (Note 2)                               $   98,947,186          $ 140,432,386          $   940,836,051
     Repurchase agreements                                               350,631             21,938,477              260,699,726
                                                                  --------------------------------------------------------------
     TOTAL INVESTMENTS*                                               99,297,817            162,370,863            1,201,535,777
     Cash                                                                      -                      1                        -
     Receivable for investments sold                                           -             38,155,677                       22
     Receivable for capital shares sold                                   72,067                628,082                   33,026
     Dividends and interest receivable                                 1,275,931                646,326                  658,976
     Prepaid expenses and other assets                                    26,760                  8,893                    7,030
     TBA purchase commitments, at value                                        -             52,761,690                        -
                                                                  --------------------------------------------------------------
     TOTAL ASSETS                                                    100,672,575            254,571,532            1,202,234,831
                                                                  --------------------------------------------------------------
Liabilities:
     Distributions payable                                                     -                      -                  627,013
     Payable for investments purchased                                         -             58,725,956                        -
     Payable for capital shares repurchased                                6,705                  7,241                   14,335
     Payable due to investment advisor (Note 3)                           27,878                 47,718                   70,060
     Money managers fee payable (Note 3)                                   7,973                 56,938                        -
     Payable for transfer agent fees (Note 3)                             11,415                 26,413                   67,105
     Payable for 12b-1 & administrative services fees (Note 3)             7,703                  3,385                    8,736
     Payable for shareholder services fee                                      -                      -                  221,646
     Payable for futures contract settlement                                   -                 24,804                        -
     TBA sale commitments, at value                                            -             38,341,221                        -
     Accrued expenses and other liabilities                                4,388                  7,108                  131,929
                                                                  --------------------------------------------------------------
     TOTAL LIABILITIES                                                    66,062             97,240,784                1,140,824
                                                                  --------------------------------------------------------------
     NET ASSETS                                                   $  100,606,513          $ 157,330,748          $ 1,201,094,007
================================================================================================================================
Net Assets Consist of:
     Paid-in capital                                              $  102,502,883          $ 158,020,962          $ 1,201,094,048
     Net unrealized appreciation (depreciation) of
       investments and other assets and liabilities                   (1,294,540)              (236,903)                       -
     Undistributed net investment income (loss)                           54,450                (84,468)                       -
     Accumulated net realized gain (loss) on investments                (656,280)              (368,843)                     (41)
                                                                  --------------------------------------------------------------
     NET ASSETS                                                   $  100,606,513          $ 157,330,748          $ 1,201,094,007
================================================================================================================================
Advisor Class
     Net assets                                                   $   94,910,675          $ 155,010,453          $ 1,188,192,191
     Outstanding shares                                                7,919,165             12,388,995            1,188,194,495
     Net asset value, offering & redemption price per share       $        11.98          $       12.51          $          1.00
================================================================================================================================
Investor Class
     Net assets                                                   $    2,029,965          $   1,312,854          $    11,969,736
     Outstanding shares                                                  169,461                104,968               11,969,543
     Net asset value, offering & redemption price per share       $        11.98          $       12.51          $          1.00
================================================================================================================================
C Class
     Net assets                                                   $    3,662,471          $     940,020          $       922,051
     Outstanding shares                                                  305,830                 75,019                  922,049
     Net asset value, offering & redemption price per share       $        11.98          $       12.53          $          1.00
================================================================================================================================
A Class(1)
     Net assets                                                   $        3,402          $      67,421          $        10,029
     Outstanding shares                                                      284                  5,394                   10,030
     Net asset value price per share                              $        11.97          $       12.50          $          1.00
     Public offering price per share                              $        12.57          $       13.12          $          1.00
================================================================================================================================
     *Investments, at cost (Note 6)                               $  100,592,357          $ 162,767,000          $ 1,201,535,777


--------------------------------------------------------------------------------
(1) Net assets and shares outstanding are rounded to the nearest dollar and shares, respectively. The NAV per share is calculated by dividing the unrounded net assets by the unrounded outstanding shares. For your information, actual net assets of the Short-Intermediate Fixed-Income Fund were $3,401.68 and outstanding shares were 284.199.
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      51

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  ACCESSOR INCOME       ACCESSOR INCOME &       ACCESSOR BALANCED
                                                                    ALLOCATION          GROWTH ALLOCATION          ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
Assets:
     Investments, at value (Note 2)                               $   11,642,407          $  20,358,770          $    37,358,169
     Repurchase agreements                                               846,554              1,646,204                2,613,725
                                                                  --------------------------------------------------------------
     TOTAL INVESTMENTS*                                               12,488,961             22,004,974               39,971,894
     Cash                                                                      1                      -                        -
     Receivable for capital shares sold                                  164,898                 99,614                  380,326
     Dividends and interest receivable                                     1,626                  1,783                      939
     Prepaid expenses and other assets                                         -                      -                        -
                                                                  --------------------------------------------------------------
     TOTAL ASSETS                                                     12,655,486             22,106,371               40,353,159
                                                                  --------------------------------------------------------------
Liabilities:
     Payable for capital shares repurchased                               22,837                 11,126                  419,926
     Payable due to investment advisor (Note 3)                            1,335                  1,765                    4,653
     Payable for 12b-1 & administrative services fees (Note 3)             3,476                  7,701                   10,835
     Accrued expenses and other liabilities                                    -                      -                        -
                                                                  --------------------------------------------------------------
     TOTAL LIABILITIES                                                    27,648                 20,592                  435,414
                                                                  --------------------------------------------------------------
     NET ASSETS                                                   $   12,627,838          $  22,085,779          $    39,917,745
================================================================================================================================
Net Assets Consist of:
     Paid-in capital                                              $   12,740,135          $  21,601,487          $    38,176,617
     Net unrealized appreciation (depreciation) of
       investments, and other assets and liabilities                    (108,626)               485,281                1,741,593
     Undistributed net investment income (loss)                           (3,060)                (2,846)                    (872)
     Accumulated net realized gain (loss) on investments                    (611)                 1,857                      407
                                                                  --------------------------------------------------------------
     NET ASSETS                                                   $   12,627,838          $  22,085,779          $    39,917,745
================================================================================================================================
Advisor Class
     Net assets                                                   $    7,471,591          $  11,430,330          $    22,028,558
     Outstanding shares                                                  495,908                768,309                1,509,285
     Net asset value, offering & redemption price per share       $        15.07          $       14.88          $         14.60
================================================================================================================================
Investor Class
     Net assets                                                   $    3,083,384          $   4,497,110          $     7,471,466
     Outstanding shares                                                  204,718                302,354                  511,998
     Net asset value, offering & redemption price per share       $        15.06          $       14.87          $         14.59
================================================================================================================================
C Class
     Net assets                                                   $    1,497,266          $   4,463,452          $     8,012,974
     Outstanding shares                                                   99,490                300,735                  549,660
     Net asset value, offering & redemption price per share       $        15.05          $       14.84          $         14.58
================================================================================================================================
A Class
     Net assets                                                   $      575,597          $   1,694,887          $     2,404,747
     Oustanding shares                                                    38,219                113,968                  164,838
     Net asset value per share                                    $        15.06          $       14.87          $         14.59
     Public offering price per share                              $        15.81          $       15.78          $         15.48
================================================================================================================================
     Investments, at cost (Note 6)                                $   12,597,587          $  21,519,693          $    38,230,301












--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================

52               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 ACCESSOR GROWTH &       ACCESSOR GROWTH       ACCESSOR AGGRESSIVE
                                                                 INCOME ALLOCATION         ALLOCATION           GROWTH ALLOCATION
----------------------------------------------------------------------------------------------------------------------------------
Assets:
     Investments, at value (Note 2)                               $   53,779,088          $  54,060,411          $    25,220,031
     Repurchase agreements                                             4,582,741                811,427                  243,537
                                                                  --------------------------------------------------------------
     TOTAL INVESTMENTS*                                               58,361,829             54,871,838               25,463,568
     Cash                                                                      1                      -                        1
     Receivable for capital shares sold                                   28,766                682,685                  123,628
     Dividends and interest receivable                                       177                     31                        9
                                                                  --------------------------------------------------------------
     TOTAL ASSETS                                                     58,390,773             55,554,554               25,587,206
                                                                  --------------------------------------------------------------
Liabilities:
     Payable for capital shares repurchased                               94,602                205,675                   74,177
     Payable due to investment advisor (Note 3)                            9,244                  8,555                    4,010
     Payable for 12b-1 & administrative services fees (Note 3)            15,732                 12,884                    5,393
     Accrued expenses and other liabilities                                    -                      -                        -
                                                                  --------------------------------------------------------------
     TOTAL LIABILITIES                                                   119,578                227,114                   83,580
                                                                  --------------------------------------------------------------
     NET ASSETS                                                   $   58,271,195          $  55,327,440          $    25,503,626
================================================================================================================================
Net Assets Consist of:
     Paid-in capital                                              $   55,731,664          $  53,144,007          $    24,846,440
     Net unrealized appreciation (depreciation) of
       investments, and other assets and liabilities                   2,541,911              2,249,154                  916,254
     Undistributed net investment income (loss)                             (597)                    15                   (3,815)
     Accumulated net realized gain (loss) on investments                  (1,783)               (65,736)                (255,253)
                                                                  --------------------------------------------------------------
     NET ASSETS                                                   $   58,271,195          $  55,327,440          $    25,503,626
================================================================================================================================
Advisor Class
     Net assets                                                   $   29,397,365          $  28,050,589          $    13,231,309
     Outstanding shares                                                2,038,031              1,999,880                  970,480
     Net asset value, offering & redemption price per share       $        14.42          $       14.03          $         13.63
================================================================================================================================
Investor Class
     Net assets                                                   $    4,911,026          $   8,709,660          $     9,094,296
     Outstanding shares                                                  340,586                621,107                  675,628
     Net asset value, offering & redemption price per share       $        14.42          $       14.02          $         13.46
================================================================================================================================
C Class
     Net assets                                                   $   15,570,073          $   9,832,629          $     2,300,839
     Outstanding shares                                                1,081,762                702,871                  170,711
     Net asset value, offering & redemption price per share       $        14.39          $       13.99          $         13.48
================================================================================================================================
A Class
     Net assets                                                   $    8,392,731          $   8,734,562          $       877,182
     Oustanding shares                                                   582,838                622,709                   64,482
     Net asset value per share                                    $        14.40          $       14.03          $         13.60
     Public offering price per share                              $        15.28          $       14.89          $         14.43
================================================================================================================================
     Investments, at cost (Note 6)                                $   55,819,918          $  52,622,684          $    24,547,314















--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      53

================================================================================
                            STATEMENTS OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                    SMALL TO
                                                                      GROWTH                  VALUE                  MID CAP
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Dividends (net of foreign withholding taxes of
       $1,695 for Small to Mid Cap Fund)                          $      530,945          $     845,610          $       820,831
     Interest                                                              7,047                 11,730                    7,055
     Commission recapture                                                      -                  2,371                        -
                                                                  --------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                             537,992                859,711                  827,886
                                                                  --------------------------------------------------------------

Expenses:
     Management fees (Note 3)                                            233,942                197,053                  446,363
     Money managers fees (Note 3)                                         86,928                 47,818                  241,114
     Transfer agent & administration fees (Note 3)                        84,862                 70,991                  118,128
     Fund accounting fees                                                 16,622                 14,538                   30,663
     Legal fees                                                            6,365                  4,867                    7,735
     Audit fees                                                            6,732                  4,987                    7,480
     Custodian fees                                                        6,046                  6,272                   10,178
     Registration fees                                                    13,213                 11,966                   15,079
     Directors fees                                                          437                    275                      501
     Printing/postage expense                                              2,193                  1,645                    2,442
     Other                                                                 2,155                  1,582                    2,488
     12b-1 fees - Investor Class (Note 3)                                  4,113                  3,112                    3,814
     12b-1 fees - C Class (Note 3)                                        12,046                 12,696                   10,644
     12b-1 fees - A Class (Note 3)                                            42                  1,019                      618
     Administrative services fees - Investor Class (Note 3)                3,690                  2,614                    3,356
                                                                  --------------------------------------------------------------
     GROSS EXPENSES                                                      479,386                381,435                  900,603
          Custody Credits                                                      -                    (63)                     (68)
                                                                  --------------------------------------------------------------
     NET EXPENSES                                                        479,386                381,372                  900,535
                                                                  --------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS)                                         58,606                478,339                  (72,649)
                                                                  --------------------------------------------------------------
Realized and Unrealized Gains (Losses):
     Net realized gain (loss) on:
          Investments                                                  7,766,649              2,278,770                6,960,071
          Futures                                                              -                (55,446)                       -
     Change in unrealized appreciation (depreciation)
       of investments and other assets and liabilities                (1,544,389)              (154,676)                 584,590
                                                                  --------------------------------------------------------------
     NET REALIZED AND UNREALIZED GAINS (LOSSES)                        6,222,260              2,068,648                7,544,661
                                                                  --------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS                                            $    6,280,866          $   2,546,987          $     7,472,012
================================================================================================================================





















--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================

54               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                            STATEMENTS OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  INTERNATIONAL             HIGH YIELD            INTERMEDIATE
                                                                     EQUITY                    BOND               FIXED-INCOME
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Dividends (net of foreign withholding taxes of
       $248,346 for International Equity Fund)                    $    1,085,009          $      13,906          $             -
     Interest                                                              8,710              2,534,826                1,183,699
                                                                  --------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                           1,093,719              2,548,732                1,183,699
                                                                  --------------------------------------------------------------
Expenses:
     Management fees (Note 3)                                            208,507                101,980                   70,666
     Money managers fees (Note 3)                                        108,354                 54,950                   48,113
     Transfer agent & administration fees (Note 3)                        60,379                 39,685                   31,942
     Fund accounting fees                                                 19,850                 11,218                   10,946
     Legal fees                                                            4,042                  4,987                    4,464
     Audit fees                                                            3,990                  3,740                    3,740
     Custodian fees                                                       47,773                  2,087                    2,536
     Registration fees                                                    14,460                 13,582                   13,455
     Directors fees                                                          200                    499                      424
     Printing/postage expense                                              1,296                  1,247                    1,247
     Other                                                                 1,729                  2,006                    1,853
     12b-1 fees - Investor Class (Note 3)                                  1,618                    328                    8,218
     12b-1 fees - C Class (Note 3)                                         6,071                  6,948                    4,137
     12b-1 fees - A Class (Note 3)                                           199                     75                       33
     Administrative services fees - Investor Class (Note 3)                1,294                    262                    8,218
                                                                  --------------------------------------------------------------
     GROSS EXPENSES                                                      479,762                243,594                  209,992
          Custody Credits                                                    (55)                    (7)                      (8)
                                                                  --------------------------------------------------------------
     NET EXPENSES                                                        479,707                243,587                  209,984
                                                                  --------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS)                                        614,012              2,305,145                  973,715
                                                                  --------------------------------------------------------------
Realized and Unrealized Gains (Losses):
     Net realized gain (loss) on:
          Investments                                                  1,283,494              1,308,812                  246,489
          Foreign exchange                                              (821,838)                     -                        -
     Change in unrealized appreciation (depreciation)
       of investments and other assets and liabilities                   850,163             (2,809,568)              (1,268,754)
     Change in unrealized appreciation (depreciation)
       of foreign currency                                               (23,142)                     -                        -
                                                                  --------------------------------------------------------------
     NET REALIZED AND UNREALIZED GAINS (LOSSES)                        1,288,677             (1,500,756)              (1,022,265)
                                                                  --------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS                                            $    1,902,689          $     804,389          $       (48,550)
================================================================================================================================





















--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      55

================================================================================
                            STATEMENTS OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                SHORT-INTERMEDIATE          MORTGAGE             U.S. GOVERNMENT
                                                                   FIXED-INCOME            SECURITIES                 MONEY
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest                                                     $    1,935,123          $   3,434,492          $     6,052,681
                                                                  --------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                           1,935,123              3,434,492                6,052,681
                                                                  --------------------------------------------------------------
Expenses:
     Management fees (Note 3)                                            165,085                291,794                  439,498
     Money managers fees (Note 3)                                         20,121                134,749                        -
     Transfer agent & administration fees (Note 3)                        68,224                115,573                  319,022
     Fund accounting fees                                                 17,409                 43,470                  157,953
     Legal fees                                                            4,040                 14,959                   98,231
     Audit fees                                                            3,241                 11,218                   73,299
     Custodian fees                                                        2,369                 24,818                   19,087
     Registration fees                                                    13,208                 13,965                   21,207
     Directors fees                                                          313                  1,545                    9,224
     Printing/postage expense                                              1,097                  3,789                   24,932
     ACM administrative fee (Note 3)                                           -                      -                1,373,432
     Other                                                                 1,804                  4,608                   26,805
     12b-1 fees - Investor Class (Note 3)                                  8,572                  1,649                   21,007
     12b-1 fees - C Class (Note 3)                                        18,922                  4,976                    1,074
     12b-1 fees - A Class (Note 3)                                             3                     54                       13
     Administrative services fees - Investor Class (Note 3)                7,544                  1,517                        -
                                                                  --------------------------------------------------------------
     GROSS EXPENSES                                                      331,952                668,684                2,584,784
          Custody Credits                                                    (97)                   (95)                    (124)
                                                                  --------------------------------------------------------------
     NET EXPENSES                                                        331,855                668,589                2,584,660
                                                                  --------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS)                                      1,603,268              2,765,903                3,468,021
                                                                  --------------------------------------------------------------
Realized and Unrealized Gains (Losses):
     Net realized gain (loss) on:
          Investments                                                    (60,062)               143,654                    2,333
          Futures                                                              -               (469,385)                       -
     Change in unrealized appreciation (depreciation)
       of investments and other assets and liabilities                (1,724,676)            (1,850,353)                       -
                                                                  --------------------------------------------------------------
     NET REALIZED AND UNREALIZED GAINS (LOSSES)                       (1,784,738)            (2,176,084)                   2,333
                                                                  --------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS                                            $     (181,470)         $     589,819          $     3,470,354
================================================================================================================================























--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================

56               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                            STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED JUNE 30, 2004
                                   (UNAUDITED)

                                                                  ACCESSOR INCOME       ACCESSOR INCOME &       ACCESSOR BALANCED
                                                                    ALLOCATION          GROWTH ALLOCATION           ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Dividends from investment company shares                     $      177,024          $     222,215          $       374,164
     Interest                                                              3,807                  8,046                   14,474
                                                                  --------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                             180,831                230,261                  388,638
                                                                  --------------------------------------------------------------
Expenses:
     Management fees (Note 3)                                              5,971                  9,175                   18,149
     Transfer agent & administration fees (Note 3)                            61                     96                      182
     Fund accounting fees                                                  1,715                  2,634                    5,209
     Legal fees                                                              961                  1,343                    2,797
     Audit fees                                                            3,289                  3,486                    5,147
     Custodian fees                                                          190                    875                      643
     Registration fees                                                     1,336                  1,357                    1,408
     Directors fees                                                           81                    123                      249
     Printing/postage expense                                                206                    311                      622
     Other                                                                   370                    501                    1,124
     Corporate                                                             1,492                  1,535                    1,626
     12b-1 fees - Investor Class (Note 3)                                  3,912                  5,348                    9,120
     12b-1 fees - C Class (Note 3)                                         5,675                 13,224                   33,241
     12b-1 fees - A Class (Note 3)                                           476                  1,959                    1,831
     Administrative services fees - Investor Class (Note 3)                3,912                  5,348                    9,120
                                                                  --------------------------------------------------------------
     GROSS EXPENSES                                                       29,647                 47,315                   90,468
     Less Expenses Paid by the Advisor                                    (4,116)                (3,584)                  (2,031)
                                                                  --------------------------------------------------------------
     NET EXPENSES                                                         25,531                 43,731                   88,437
                                                                  --------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS)                                        155,300                186,530                  300,201
                                                                  --------------------------------------------------------------
Realized and Unrealized Gains (Losses):
     Realized gain (loss) on sales of investment
       company shares                                                        117                      -                      125
     Realized gain distributions from investment
       company shares                                                      3,085                  2,880                      886
     Change in unrealized appreciation (depreciation)
       of investments and other assets and liabilities                  (167,169)               (12,686)                 481,761
                                                                  --------------------------------------------------------------
     NET REALIZED AND UNREALIZED GAINS (LOSSES)                         (163,967)                (9,806)                 482,772
                                                                  --------------------------------------------------------------
     NET INCREASE (DECREASE) FROM OPERATIONS                      $       (8,667)         $     176,724          $       782,973
================================================================================================================================























--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      57

================================================================================
                            STATEMENTS OF OPERATIONS
                       FOR THE PERIOD ENDED JUNE 30, 2004
                                   (UNAUDITED)

                                                                 ACCESSOR GROWTH &        ACCESSOR GROWTH     ACCESSOR AGGRESSIVE
                                                                 INCOME ALLOCATION         ALLOCATION          GROWTH ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Dividends from investment company shares                     $      460,634          $     356,286          $        46,308
     Interest                                                             20,338                  2,737                    1,340
                                                                  --------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                             480,972                359,023                   47,648
                                                                  --------------------------------------------------------------
Expenses:
     Management fees (Note 3)                                             25,117                 23,972                   11,523
     Transfer agent & administration fees (Note 3)                           260                    242                      115
     Fund accounting fees                                                  7,209                  6,883                    3,308
     Legal fees                                                            3,590                  3,628                    1,783
     Audit fees                                                            5,380                  5,927                    4,082
     Custodian fees                                                        1,186                  1,320                      580
     Registration fees                                                     1,455                  1,444                    1,368
     Directors fees                                                          335                    324                      158
     Printing/postage expense                                                860                    820                      394
     Other                                                                 1,754                  1,433                      707
     Corporate                                                             1,719                  1,696                    1,553
     12b-1 fees - Investor Class (Note 3)                                  5,499                 10,542                   10,867
     12b-1 fees - C Class (Note 3)                                        59,926                 38,103                    6,608
     12b-1 fees - A Class (Note 3)                                         8,683                  9,280                      815
     Administrative services fees - Investor Class (Note 3)                5,499                 10,542                   10,867
                                                                  --------------------------------------------------------------
     GROSS EXPENSES                                                      128,472                116,156                   54,728
     Less Expenses Paid by the Advisor                                         -                 (1,202)                  (3,265)
                                                                  --------------------------------------------------------------
     NET EXPENSES                                                        128,472                114,954                   51,463
                                                                  --------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS)                                        352,500                244,069                   (3,815)
                                                                  --------------------------------------------------------------
Realized and Unrealized Gains (Losses):
     Realized gain (loss) on sales of investment
       company shares                                                          -                   (948)                     750
     Realized gain distributions from investment
       company shares                                                        645                      -                        -
     Change in unrealized appreciation (depreciation)
       of investments and other assets and liabilities                   769,857              1,315,409                  922,170
                                                                  --------------------------------------------------------------
     NET REALIZED AND UNREALIZED GAINS (LOSSES)                          770,502              1,314,461                  922,920
                                                                  --------------------------------------------------------------
     NET INCREASE (DECREASE) FROM OPERATIONS                      $    1,123,002          $   1,558,530          $       919,105
================================================================================================================================
























--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
================================================================================

58               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        GROWTH                               VALUE
                                                           ---------------------------------------------------------------------
                                                            PERIOD ENDED      YEAR ENDED         PERIOD ENDED       YEAR ENDED
                                                           JUNE 30, 2004(1)  DEC. 31, 2003     JUNE 30, 2004(1)   DEC. 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
     Net investment income (loss)                           $      58,606    $     440,069     $       478,339    $      756,404
     Net realized gain (loss) on investments and
       futures                                                  7,766,649         (694,144)          2,223,324           381,641
     Change in unrealized appreciation
       (depreciation) of investments and other
       assets & liabilities                                    (1,544,389)      19,813,877            (154,676)       18,330,576
                                                            --------------------------------------------------------------------
     NET INCREASE (DECREASE) FROM OPERATIONS                    6,280,866       19,559,802           2,546,987        19,468,621

Distributions From:
     Net investment income
          Advisor Class                                           (91,926)        (504,934)           (464,162)         (752,591)
          Investor Class                                                -             (579)             (8,258)          (18,767)
          C Class                                                       -             (740)             (1,793)           (3,090)
          A Class                                                       -               (1)             (3,983)               (3)
                                                            --------------------------------------------------------------------
                                                                  (91,926)        (506,254)           (478,196)         (774,451)
                                                            --------------------------------------------------------------------
     NET DECREASE FROM DISTRIBUTIONS                              (91,926)        (506,254)           (478,196)         (774,451)

Capital Share Transactions (Note 4):
     Proceeds from subscriptions                               15,817,713       20,335,198          26,102,828        16,206,258
     Reinvestment of distributions                                 35,828          205,242             108,457           207,791
     Cost of redemptions                                      (15,559,252)     (39,905,063)        (12,410,528)      (35,248,678)
                                                            --------------------------------------------------------------------
     NET INCREASE (DECREASE) FROM CAPITAL
       SHARE TRANSACTIONS                                         294,289      (19,364,623)         13,800,757       (18,834,629)
                                                            --------------------------------------------------------------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                    6,483,229         (311,075)         15,869,548          (140,459)

Net Assets:
     Beginning of period                                      100,557,414      100,868,489          75,061,576        75,202,035
                                                            --------------------------------------------------------------------
     End of period                                            107,040,643      100,557,414          90,931,124        75,061,576
================================================================================================================================

     UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)             $     (33,320)   $           -     $           143    $            -



















--------------------------------------------------------------------------------
(1) Unaudited.
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      59

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SMALL TO MID CAP                   INTERNATIONAL EQUITY
                                                           ---------------------------------------------------------------------
                                                            PERIOD ENDED       YEAR ENDED       PERIOD ENDED       YEAR ENDED
                                                           JUNE 30, 2004(1)  DEC. 31, 2003     JUNE 30, 2004(1)   DEC. 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS:

From Operations:
     Net investment income (loss)                           $     (72,649)   $     217,146     $       614,012    $      717,461
     Net realized loss on investments and
       foreign currency                                         6,960,071      (11,300,440)            461,656        (3,790,202)
     Change in unrealized appreciation
       (depreciation) of investments and other
       assets & liabilities                                       584,590       57,055,985             827,021        22,206,854
                                                            --------------------------------------------------------------------
     NET INCREASE (DECREASE) FROM OPERATIONS                    7,472,012       45,972,691           1,902,689        19,134,113

Distributions From:
     Net investment income
          Advisor Class                                                 -         (213,742)                  -                 -
          Investor Class                                                -                -                   -                 -
          C Class                                                       -                -
          A Class                                                       -                -                   -                 -
                                                                        -         (213,742)                  -                 -
                                                            --------------------------------------------------------------------
     NET DECREASE FROM DISTRIBUTIONS                                    -         (213,742)                  -                 -
                                                            --------------------------------------------------------------------

Capital Share Transactions (Note 4):
     Proceeds from subscriptions                               30,742,303       44,014,952          14,132,079        15,254,617
     Reinvestment of distributions                                      -           68,291                   -                 -
     Cost of redemptions                                      (23,325,264)     (61,977,935)         (8,235,804)      (24,385,420)
                                                            --------------------------------------------------------------------
     NET INCREASE (DECREASE) FROM CAPITAL
       SHARE TRANSACTIONS                                       7,417,039      (17,894,692)          5,896,275        (9,130,803)
                                                            --------------------------------------------------------------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                   14,889,051       27,864,257           7,798,964        10,003,310

Net Assets:
     Beginning of period                                      140,153,224      112,288,967          71,444,297        61,440,987
                                                            --------------------------------------------------------------------
     End of period                                            155,042,275      140,153,224          79,243,261        71,444,297
================================================================================================================================

     UNDISTRIBUTED NET INVESTMENT INCOME                    $     (69,245)   $       3,404     $       929,845    $      315,833


















--------------------------------------------------------------------------------
(1) Unaudited.
Please see "Notes to Financial Statements" for further information.
================================================================================

60               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   HIGH YIELD BOND                 INTERMEDIATE FIXED-INCOME
                                                           ---------------------------------------------------------------------
                                                            PERIOD ENDED      YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                           JUNE 30, 2004(1)  DEC. 31, 2003     JUNE 30, 2004(1)   DEC. 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS:

From Operations:
     Net investment income                                  $   2,305,145    $   4,875,547     $       973,715    $    2,228,178
     Net realized gain (loss) on investments                    1,308,812        2,644,727             246,489         1,760,332
     Change in unrealized appreciation
       (depreciation) of investments and other
       assets & liabilities                                    (2,809,568)       4,336,602          (1,268,754)       (1,593,378)
                                                            --------------------------------------------------------------------
     NET INCREASE FROM OPERATIONS                                 804,389       11,856,876             (48,550)        2,395,132

Distributions From:
     Net investment income
          Advisor Class                                        (2,237,602)      (4,742,984)           (818,699)       (1,904,256)
          Investor Class                                          (10,071)         (55,100)           (141,281)         (283,861)
          C Class                                                 (50,496)         (78,075)            (14,357)          (40,256)
          A Class                                                  (2,666)            (316)               (601)              (10)
                                                            --------------------------------------------------------------------
                                                               (2,300,835)     (4,876,475)            (974,938)       (2,228,383)
     Net realized gain
          Advisor Class                                                 -                -            (115,098)       (1,098,485)
          Investor Class                                                -                -             (24,360)         (196,756)
          C Class                                                                                       (2,973)          (38,633)
          A Class                                                       -                -                (163)              (29)
                                                            --------------------------------------------------------------------
                                                                        -                -            (142,594)       (1,333,903)
                                                            --------------------------------------------------------------------
NET DECREASE FROM DISTRIBUTIONS                                (2,300,835)      (4,876,475)         (1,117,532)       (3,562,286)

Capital Share Transactions (Note 4):
     Proceeds from subscriptions                               15,629,449       19,858,606           3,455,885        18,876,506
     Reinvestment of distributions                                281,874          522,854             457,542         1,348,847
     Cost of redemptions                                       (8,652,160)     (32,949,871)        (15,635,816)      (32,373,564)
                                                            --------------------------------------------------------------------
     NET INCREASE (DECREASE) FROM CAPITAL
       SHARE TRANSACTIONS                                       7,259,163      (12,568,411)        (11,722,389)      (12,148,211)
                                                            --------------------------------------------------------------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                    5,762,717       (5,588,010)        (12,888,471)      (13,315,365)

Net Assets:
     Beginning of period                                       53,433,310       59,021,320          45,164,295        58,479,660
                                                            --------------------------------------------------------------------
     End of period                                             59,196,027       53,433,310          32,275,824        45,164,295
================================================================================================================================

     UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)             $       4,310    $           -     $        (1,223)   $            -














--------------------------------------------------------------------------------
(1) Unaudited.
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      61

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SHORT-INTERMEDIATE FIXED-INCOME           MORTGAGE SECURITIES
                                                           ---------------------------------------------------------------------
                                                            PERIOD ENDED      YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                                           JUNE 30, 2004(1)  DEC. 31, 2003     JUNE 30, 2004(1)   DEC. 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS:

From Operations:
     Net investment income                                  $   1,603,268    $   2,398,742     $     2,765,903    $    4,889,585
     Net realized gain (loss) on investments, futures,
       and written options                                        (60,062)         506,727            (325,731)        2,340,159
     Change in unrealized appreciation
       (depreciation) of investments and other
       assets & liabilities                                    (1,724,676)      (1,502,596)         (1,850,353)       (3,565,210)
                                                            --------------------------------------------------------------------
     NET INCREASE FROM OPERATIONS                                (181,470)       1,402,873             589,819         3,664,534

Distributions From:
     Net investment income
          Advisor Class                                        (1,414,352)      (2,079,029)         (2,841,176)       (4,599,903)
          Investor Class                                          (92,558)        (215,673)            (20,429)          (44,941)
          C Class                                                 (43,316)         (50,729)            (11,985)          (23,305)
          A Class                                                     (38)              (7)               (708)               (7)
                                                            --------------------------------------------------------------------
                                                               (1,550,264)      (2,345,438)         (2,874,298)       (4,668,156)
     Net realized gain
          Advisor Class                                                 -                -             (59,988)       (3,107,382)
          Investor Class                                                -                -                (493)          (26,709)
          C Class                                                                                         (353)          (24,261)
          A Class                                                       -                -                 (25)              (17)
                                                            --------------------------------------------------------------------
                                                                        -                -             (60,859)       (3,158,369)
                                                            --------------------------------------------------------------------
     NET DECREASE FROM DISTRIBUTIONS                           (1,550,264)      (2,345,438)         (2,935,157)       (7,826,525)

Capital Share Transactions (Note 4):
     Proceeds from subscriptions                               23,843,715       57,622,118           9,813,786        36,166,990
     Reinvestment of distributions                                247,075          404,351             490,790         2,195,943
     Cost of redemptions                                      (12,073,124)     (17,462,220)        (12,760,393)      (48,814,466)
                                                            --------------------------------------------------------------------
     NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSACTIONS                                        12,017,666       40,564,249          (2,455,817)      (10,451,533)
                                                            --------------------------------------------------------------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                   10,285,932       39,621,684          (4,801,155)      (14,613,524)

Net Assets:
     Beginning of period                                       90,320,581       50,698,897         162,131,903       176,745,427
                                                            --------------------------------------------------------------------
     End of period                                            100,606,513       90,320,581         157,330,748       162,131,903
================================================================================================================================

     UNDISTRIBUTED NET INVESTMENT INCOME                    $      54,450    $       1,446     $       (84,468)   $       23,927












--------------------------------------------------------------------------------
(1) Unaudited.
Please see "Notes to Financial Statements" for further information.
================================================================================

62               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                U.S. GOVERNMENT MONEY
                                                           ---------------------------------------------------------------------
                                                            PERIOD ENDED          YEAR ENDED
                                                           JUNE 30, 2004(1)      DEC. 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS:

From Operations:
     Net investment income                                  $     3,468,021      $   8,120,854
     Net realized gain (loss) on investments, futures
       and options                                                    2,333                  -
                                                            --------------------------------------------------------------------
     NET INCREASE FROM OPERATIONS                                 3,470,354          8,120,854

Distributions From:
     Net investment income
          Advisor Class                                          (3,434,018)        (8,054,037)
          Investor Class                                            (32,326)           (64,654)
          C Class                                                    (1,657)            (2,153)
          A Class                                                       (20)               (10)
                                                                 (3,468,021)        (8,120,854)
                                                            --------------------------------------------------------------------
     NET DECREASE FROM DISTRIBUTIONS                             (3,468,021)        (8,120,854)
                                                            --------------------------------------------------------------------

Capital Share Transactions (Note 4):
     Proceeds from subscriptions                              1,161,673,763      2,783,588,615
     Reinvestment of distributions                                  101,616            321,208
     Cost of redemptions                                     (1,152,548,057)    (2,862,502,438)
                                                            --------------------------------------------------------------------
     NET INCREASE (DECREASE) FROM CAPITAL
       SHARE TRANSACTIONS                                         9,227,322        (78,592,615)
                                                            --------------------------------------------------------------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                      9,229,655        (78,592,615)

Net Assets:
     Beginning of period                                      1,191,864,352      1,270,456,967
                                                            --------------------------------------------------------------------
     End of period                                            1,201,094,007      1,191,864,352
================================================================================================================================

     UNDISTRIBUTED NET INVESTMENT INCOME                    $             -    $             -























--------------------------------------------------------------------------------
(1) Unaudited.
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      63

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        ACCESSOR                        ACCESSOR INCOME &
                                                                   INCOME ALLOCATION                    GROWTH ALLOCATION
                                                           ---------------------------------------------------------------------
                                                            PERIOD ENDED      YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                           JUNE 30, 2004(1)  DEC. 31, 2003     JUNE 30, 2004(1)   DEC. 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS:

From Operations:
     Net investment income                                  $     155,300    $     393,736     $       186,530    $      284,478
     Net realized gain on investments                               3,202           75,481               2,880            47,261
     Change in unrealized appreciation
       (depreciation) of investments and other
       assets & liabilities                                      (167,169)          48,692             (12,686)        1,072,343
                                                            --------------------------------------------------------------------
     NET INCREASE (DECREASE) FROM OPERATIONS                       (8,667)         517,909             176,724         1,404,082

Distributions From:
     Net investment income
          Advisor Class                                          (104,300)        (291,299)           (118,508)         (196,909)
          Investor Class                                          (36,913)         (99,226)            (38,239)          (79,202)
          C Class                                                 (11,945)          (2,827)            (21,072)           (8,258)
          A Class                                                  (5,232)            (354)            (11,558)             (229)
                                                            --------------------------------------------------------------------
                                                                 (158,390)        (393,706)           (189,377)         (284,598)
     Net realized gain
          Advisor Class                                           (14,459)         (33,535)             (1,513)          (32,480)
          Investor Class                                           (6,035)         (14,801)               (593)          (14,557)
          C Class                                                  (2,945)          (1,928)               (554)           (4,605)
          A Class                                                  (1,130)            (648)               (220)             (177)
                                                            --------------------------------------------------------------------
                                                                  (24,569)         (50,912)             (2,880)          (51,819)
                                                            --------------------------------------------------------------------
     NET DECREASE FROM DISTRIBUTIONS                             (182,959)        (444,618)           (192,257)         (336,417)

Capital Share Transactions (Note 4):
     Proceeds from subscriptions                                3,167,405        5,697,711          10,561,875         6,667,375
     Reinvestment of distributions                                111,636          257,455             116,502           222,064
     Cost of redemptions                                       (1,384,714)      (7,633,589)         (2,355,843)       (2,876,800)
                                                            --------------------------------------------------------------------
     NET INCREASE (DECREASE) FROM CAPITAL
       SHARE TRANSACTIONS                                       1,894,327       (1,678,423)          8,322,534         4,012,639
                                                            --------------------------------------------------------------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,702,701       (1,605,132)          8,307,001         5,080,304

Net Assets:
     Beginning of period                                       10,925,137       12,530,269          13,778,778         8,698,474
                                                            --------------------------------------------------------------------
     End of period                                             12,627,838       10,925,137          22,085,779        13,778,778
================================================================================================================================

     UNDISTRIBUTED NET INVESTMENT INCOME                    $      (3,060)   $          30     $        (2,846)   $            -














--------------------------------------------------------------------------------
(1) Unaudited.
Please see "Notes to Financial Statements" for further information.
================================================================================

64               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       ACCESSOR                       ACCESSOR GROWTH &
                                                                 BALANCED ALLOCATION                  INCOME ALLOCATION
                                                           ---------------------------------------------------------------------
                                                            PERIOD ENDED      YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                           JUNE 30, 2004(1)  DEC. 31, 2003     JUNE 30, 2004(1)   DEC. 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS:

From Operations:
     Net investment income                                  $     300,201    $     543,733     $       352,500    $      492,979
     Net realized gain on investments                               1,011           86,881                 645            83,617
     Change in unrealized appreciation
       (depreciation) of investments and other
       assets & liabilities                                       481,761        3,825,838             769,857         4,513,607
                                                            --------------------------------------------------------------------
     NET INCREASE (DECREASE) FROM OPERATIONS                      782,973        4,456,452           1,123,002         5,090,203

Distributions From:
     Net investment income
          Advisor Class                                          (203,607)        (386,259)           (229,630)         (395,988)
          Investor Class                                          (52,061)        (137,860)            (25,643)          (54,787)
          C Class                                                 (34,526)         (35,253)            (47,782)          (40,592)
          A Class                                                 (10,879)            (599)            (50,042)           (1,666)
                                                            --------------------------------------------------------------------
                                                                 (301,073)        (559,971)           (353,097)         (493,033)
     Net realized gain
          Advisor Class                                            (6,898)         (44,700)             (9,106)          (44,823)
          Investor Class                                           (2,325)         (17,312)             (1,494)           (7,722)
          C Class                                                  (2,470)         (11,588)             (4,718)          (16,033)
          A Class                                                    (751)            (583)             (2,556)             (787)
                                                            --------------------------------------------------------------------
                                                                  (12,444)         (74,183)            (17,874)          (69,365)
                                                            --------------------------------------------------------------------
     NET DECREASE FROM DISTRIBUTIONS                             (313,517)        (634,154)           (370,971)         (562,398)

Capital Share Transactions (Note 4):
     Proceeds from subscriptions                               11,261,174       14,921,115          27,095,549        13,464,602
     Reinvestment of distributions                                246,684          537,535             322,992           508,637
     Cost of redemptions                                       (3,875,580)      (6,047,343)         (4,292,233)       (3,893,333)
                                                            --------------------------------------------------------------------
     NET INCREASE (DECREASE) FROM CAPITAL
       SHARE TRANSACTIONS                                       7,632,278        9,411,307          23,126,308        10,079,906
                                                            --------------------------------------------------------------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                    8,101,734       13,233,605          23,878,339        14,607,711

Net Assets:
     Beginning of period                                       31,816,011       18,582,406          34,392,856        19,785,145
                                                            --------------------------------------------------------------------
     End of period                                             39,917,745       31,816,011          58,271,195        34,392,856
================================================================================================================================

     UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)             $        (872)   $           -     $          (597)   $            -













--------------------------------------------------------------------------------
(1) Unaudited.
Please see "Notes to Financial Statements" for further information.
================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      65

================================================================================
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      ACCESSOR                        ACCESSOR AGGRESSIVE
                                                                  GROWTH ALLOCATION                    GROWTH ALLOCATION
                                                           ---------------------------------------------------------------------
                                                            PERIOD ENDED      YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                           JUNE 30, 2004(1)  DEC. 31, 2003     JUNE 30, 2004(1)   DEC. 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS:

From Operations:
     Net investment income (loss)                           $     244,069    $     478,997     $        (3,815)   $       36,216
     Net realized gain (loss) on investments                         (948)         (41,743)                750            (5,638)
     Change in unrealized appreciation
       (depreciation) of investments and other
       assets & liabilities                                     1,315,409        7,397,784             922,170         4,666,375
                                                            --------------------------------------------------------------------
     NET INCREASE (DECREASE) FROM OPERATIONS                    1,558,530        7,835,038             919,105         4,696,953

Distributions From:
     Net investment income
          Advisor Class                                          (165,351)        (363,836)                  -           (36,118)
          Investor Class                                          (31,152)         (90,436)                  -                 -
          C Class                                                 (15,698)         (17,117)                  -                 -
          A Class                                                 (32,378)          (7,083)                  -              (135)
                                                            --------------------------------------------------------------------
                                                                 (244,579)        (478,472)                  -           (36,253)
                                                            --------------------------------------------------------------------
     NET DECREASE FROM DISTRIBUTIONS                             (244,579)        (478,472)                  -           (36,253)

Capital Share Transactions (Note 4):
     Proceeds from subscriptions                               17,249,615       12,429,400           5,545,131         4,286,524
     Reinvestment of distributions                                227,035          457,896                   -            36,139
     Cost of redemptions                                       (3,783,189)      (7,105,470)         (1,272,334)       (3,296,830)
                                                            --------------------------------------------------------------------
     NET INCREASE (DECREASE) FROM CAPITAL
       SHARE TRANSACTIONS                                      13,693,461        5,781,826           4,272,797         1,025,833
                                                            --------------------------------------------------------------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                   15,007,412       13,138,392           5,191,902         5,686,533

Net Assets:
     Beginning of period                                       40,320,028       27,181,636          20,311,724        14,625,191
                                                            --------------------------------------------------------------------
     End of period                                             55,327,440       40,320,028          25,503,626        20,311,724
================================================================================================================================

     UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)             $          15    $         525     $        (3,815)   $            -



















--------------------------------------------------------------------------------
(1) Unaudited.
Please see "Notes to Financial Statements" for further information.
================================================================================

66               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION |
---------------- Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of 16 diversified investment funds (individually, a "Fund", and collectively, the "Funds") and this report covers the following 15 funds: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), and U.S. Government Money Fund (the "Money Fund"); and the Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund,
Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund offers four classes of shares, Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. Each class of shares has identical rights and privileges except with respect to expenses specific to each class, and with respect to voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

-----------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES |
----------------------------------- The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Actual results could differ from those estimates. To the extent that the Allocation
Funds are invested in each of the Underlying Funds, the Allocation Funds will also be exposed to these types of transactions.

SECURITY VALUATION
Net Asset Value ("NAV") per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. EST except for the Money Fund and the Allocation Funds which are calculated at 5:00 p.m. EST., if the markets close early, the Funds may close early and may value their shares at an earlier time under these circumstances.. The Funds generally value their securities using market quotations obtained from a pricing service.
     Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests may change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market and NASDAQ Small Cap Markets shall be based on the NASDAQ Official Closing Price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices.
     Fixed-income securities and other assets for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent bid quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.
     Investments in the Money Fund and short-term debt investments maturing in 60 days or less are valued at amortized cost, which approximates market value.
     Mutual fund investments in the Accessor Allocation Funds are valued at the closing net asset value per share.
     An investment for which market quotations are not readily available or whose value has been materially affected by events occurring after the close of the exchange market for which the security is principally trade (for example, a foreign exchange or market) is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors (the "Board of Directors").

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      67

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS
The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions.
     The  Funds  do not  isolate  that  portion  of the  results  of  operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded on each of the Fund's books and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.
     The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

OFF-BALANCE SHEET RISK
The Funds (other than the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.
     The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FUTURES CONTRACTS
The Funds (other than the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

OPTIONS TRANSACTIONS
The Funds (other than the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.
--------------------------------------------------------------------------------

68               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

The International Fund may also purchase and sell call and put options on foreign currencies.
     When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
     When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
     The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements (agreements to purchase securities--generally securities of the U.S. Government, its agencies or instrumentalities--subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund and the Accessor Balanced Allocation Fund; declared and paid quarterly for the Equity Funds and the other Accessor Allocation Funds; declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.
     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES
It is each Fund's intention to comply with the requirements of the Internal Revenue Code (the "Code") to qualify as a regulated investment company and distribute substantially all of its taxable income and net realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, each Fund will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.
     Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in the annual financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the statement of changes in net assets and financial highlights may differ from that reported to shareholders for Federal income tax purposes.

FORWARD COMMITMENTS
The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a future date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment," or "TBA") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.
     The Funds may enter into TBA sale commitments to hedge their Fund positions or to sell mortgage-backed securities it owns
--------------------------------------------------------------------------------

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

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.
     Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

OTHER
Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

RESTRICTED SECURITIES
The Funds (other than the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at June 30, 2004 is detailed in the Schedules of Investments, as applicable.

COMMISSION RECAPTURE
Certain Funds directed portfolio trades to brokers who reimburse the applicable Funds a portion of the commissions paid on such transactions. These amounts have been reflected as commission recapture in the Statements of Operations.

REDEMPTION FEES
Shares exchanged or redeemed from Growth, Value, Small to Mid Cap, International Equity and High Yield Bond Funds within 90 days from the date of purchase are subject to a redemption fee equal to 2% of the proceeds of the redeemed or exchanged shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in-capital. Cost of redemptions reported in the Statements of Changes in Net Assets is reported net of such fees.

Total redemption fees paid during the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:


================================================================================
                                            SIX MONTHS ENDED     YEAR ENDED
        FUND                                 JUNE 30, 2004      DEC. 31, 2003
--------------------------------------------------------------------------------
        Growth                                  $    778           $     -
        Value                                        968                 -
        Small to Mid Cap                           2,881                61
        International Equity                       1,101            68,946
        High Yield Bond                            6,973            29,197
================================================================================
3. RELATED PARTY TRANSACTIONS |
------------------------------

MANAGER
Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital"). Pursuant to this agreement, Accessor Capital operates or administers the provision of all general management, investment advisory and management services for the Funds. Accessor Capital also directly manages the U.S. Government Money Fund and the Accessor Allocation Funds. Fees paid to Accessor Capital are computed monthly based on the following annualized rates calculated on the average daily net assets of each Fund.








--------------------------------------------------------------------------------

70               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
        ACCESSOR FUNDS                               ANNUAL MANAGEMENT FEE
--------------------------------------------------------------------------------
        Growth                                              0.45%
        Value                                               0.45
        Small to Mid Cap                                    0.60
        International Equity                                0.55
        High Yield Bond                                     0.36
        Intermediate Fixed-Income                           0.33
        Short-Intermediate Fixed-Income                     0.33
        Mortgage Securities                                 0.36
        U.S. Government Money                               0.08
        Income Allocation                                   0.10
        Income & Growth Allocation                          0.10
        Balanced Allocation                                 0.10
        Growth & Income Allocation                          0.10
        Growth Allocation                                   0.10
        Aggressive Growth Allocation                        0.10
================================================================================

Accessor Funds has obtained an exemptive order from the Securities and Exchange Commission that allows the Accessor Allocation Funds to enter into an agreement with the Equity, International, Bond and Money Funds ("Underlying Funds"), under which the Underlying Funds will pay the expenses of the Accessor Allocation Funds (other than the Accessor Allocation Funds' direct management fees, distribution and service fees and administrative services fees) to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Accessor Allocation Funds. To the extent these expenses are not paid by the Underlying Funds, Accessor Capital has contractually agreed to continue to pay these expenses beginning January 14, 2004 and continuing through December 31, 2006, to the extent that the expense ratio of each Allocation Fund exceeds 0.20% annually (not including distribution and service fees and administrative services fees). None of the expenses incurred by the Allocation Funds for the period ended June 30, 2004, were paid by the Underlying Funds. The expenses paid by Accessor Capital are reflected in the Statement of Operations for the respective Allocation Fund.

MONEY MANAGERS
Each Fund's assets (other than the Money Fund and the Accessor Allocation Funds) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. For the first four complete calendar quarters of management by its Money Manager, each Fund will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Fund managed by such Money Manager. This fee has two components, the Basic Fee and the Fund Management Fee, except the Money Manager of the Growth Fund receives only a Fund Management Fee. Commencing with the fifth calendar quarter of management for each Fund (other than the Growth Fund and the Small to Mid Cap
Fund), the Money Manager fee consists of two components, the Basic Fee and the Performance Fee. The Money Manager of the Growth Fund and the Money Manager of the Small to Mid Cap Fund will receive only a Performance Fee. The Performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which indices may be changed only with the approval of Accessor Funds' Board of Directors:

--------------------------------------------------------------------------------------------------------------
FUND                                                  INDEX
--------------------------------------------------------------------------------------------------------------
Growth                                                S&P 500/BARRA Growth Index
Value                                                 S&P 500/BARRA Value Index
Small to Mid Cap                                      Dow Jones Wilshire 4500 Completion Index
International Equity                                  Morgan Stanley Capital International EAFE(R)+ EM Index
High Yield Bond                                       Lehman Brothers U.S. Corporate High Yield Index
Intermediate Fixed-Income                             Lehman Brothers Government/Credit Index
Short-Intermediate Fixed-Income                       Lehman Brothers Government/Credit 1-5 Year Index
Mortgage Securities                                   Lehman Brothers Mortgage-Backed Securities Index
==============================================================================================================





--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      71

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

For the first quarter, ended March 31, 2004, the Basic Fees, Fund Management Fees and Performance rates shown below Fees were applied to the average daily net assets of the Funds during the quarter. The Performance Fee rate for the first quarter was based on performance for the Funds through September 30, 2003. For the second quarter, ended June 30, 2004, the Performance Fee rate was calculated based on performance of the Funds through March 31, 2004 and those Performance Fees rates were added to the Basic Fee rates to come up with a Total Fee rate. That Total Fee rate was applied to the average daily net assets during the entire period for which the performance differential is being calculated to create a fee amount for the second quarter. The Total Fee amount expressed as a percentage of the assets for the quarter ended June 30, 2004, is shown below:

----------------------------------------------------------------------------------------------------------
                                                              FUND
                                              BASIC        MANAGEMENT      PERFORMANCE        TOTAL
     FUND                       QUARTER       FEE             FEE             FEE              FEE
----------------------------------------------------------------------------------------------------------
     Growth*                    Jan/Feb       0.10%            -               -               0.10%
                                March           -            0.20%             -               0.20%
                                Second          -            0.20%             -               0.20%
     Value                      First         0.10%            -               -               0.10%
                                Second        0.12%            -               -               0.12%
     Small to Mid Cap           First           -              -             0.35%             0.35%
                                Second          -              -             0.34%             0.34%
     International              First         0.20%            -             0.10%             0.30%
     Equity                     Second        0.18%            -             0.08%             0.26%
     High Yield                 First         0.07%            -             0.20%             0.27%
     Bond                       Second        0.06%            -             0.06%             0.12%
     Intermediate               First         0.05%            -             0.14%             0.19%
     Fixed-Income               Second        0.07%            -             0.18%             0.25%
     Short-Intermediate         First         0.05%            -               -               0.05%
     Fixed-Income               Second        0.03%            -               -               0.03%
     Mortgage                   First         0.07%            -             0.08%             0.15%
     Securities                 Second        0.07%            -             0.07%             0.14%
==========================================================================================================

*Money Manager of the Growth Fund was changed in March 2004. The new Money Manager earns a Fund Management Fee of 0.20% for the first four complete calendar quarters of investment management of the Growth Fund. The prior Money Manager earned a Basic Fee and a Performance Fee.

DISTRIBUTION AND SERVICE PLANS
Accessor Funds has adopted Distribution and Service Plans under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Class Shares, A Class Shares and C Class Shares of each Fund to compensate ALPS Distributors, Inc. (the "Distributor") and/or third party intermediaries or other service organizations each month for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of these Plans, Accessor Funds will pay the Distributor or third party selling and distribution agents responsible for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services.
     The maximum amount payable to service organizations under the Distribution and Service Plans, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, 0.35% of the average daily net assets of each Fund attributable to A Class Shares of the Equity Funds and Accessor Allocation Funds (except Accessor Income Allocation Fund), 0.25% of the average daily assets of each Fund attributable to A Class Shares of the Bond Funds, Money Fund and Accessor Income Allocation Fund; and 0.75% of the average daily net assets of each Fund for distribution and 0.25% of the average daily net assets of each Fund for shareholder service fees attributable to C Class Shares, respectively. Effective July 1, 2003, the Board of Directors, on behalf of the Money Fund, temporarily limited the payment of 12b-1 fees for the C Class Shares to 0.25% to assist the Money Fund's efforts to maintain a $1.00 net asset value per share. Such fee limitation is voluntary and temporary and may be revised or terminated at any time by the Board of Directors without notice.

DISTRIBUTOR
Accessor Funds' distribution and service plans for the Investor Class shares, A Class Shares and the C Class shares allow each class

--------------------------------------------------------------------------------

72               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

to pay distribution and service fees to the Distributor, which may pay some or all of these fees to financial intermediaries for the sales and distribution-related activities and for providing non-distribution related shareholder services. In the aggregate, these fees will not exceed 0.25% annually of the Investor Class' average daily net assets, 0.35% of the average daily net assets of each Fund attributable to A Class Shares of the Equity Funds and Accessor Allocation Funds (except Accessor Income Allocation Fund), 0.25% of the average daily assets of each Fund attributable to A Class Shares of the Bond Funds, Money Fund and Accessor Income Allocation Fund; and 1.00% annually of the C Class Shares average daily net assets subject to the Board of Directors limitation on the Money Fund 12b-1 fee as previously described. The distribution and service fee is paid to each financial intermediary that enters into a selling agreement with ALPS Distributors based on the average daily net assets of accounts attributable to such intermediary.
     Further, under the A Class Shares and C Class Shares distribution and service plan, ALPS Distributors will generally retain the first year of the distribution and service fees attributable to purchases of A Class Shares and will retain the distribution and service fees attributable to purchases of C Class Shares for which a broker-dealer has received an up-front commission payment from the Distributor. The Distributor may retain the distribution and service fee for accounts not attributable to a broker-dealer. Certain A Class Shares and C Class Shares are subject to a 1.00% contingent deferred sales charge ("CDSC") for shares sold within 24 months and one year, respectively, after the date of purchase. Any CDSC is paid to the Distributor. The Distributor may remit portions of the CDSC to Accessor Capital to compensate Accessor Capital for financing the 1.00% up-front payment of the distribution and service fees to broker-dealers pursuant to certain A Class Shares and C Class Shares financing and servicing agreements between the Distributor and Accessor Capital.

DEFENSIVE DISTRIBUTION AND SERVICE PLAN
Accessor Funds has adopted a Defensive Distribution and Service Plan contemplated under Rule 12b-1 of the Investment Company Act of 1940, as amended with respect to Advisor Class Shares of the Underlying Funds to allow Accessor Capital the ability to pay for distribution-related expenses out of its profits.

ACM ADMINISTRATIVE PLAN
Accessor Funds has adopted an ACM Administrative Plan (formerly Shareholder Services Plan) with respect to Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund. Pursuant to the ACM Administrative Plan, Accessor Funds will pay Accessor Capital for certain administrative, informational and support services to investors who may from time to time beneficially own Money Fund shares either directly or through omnibus accounts. The maximum amount payable to Accessor Capital is 0.25% of the average daily net assets of the Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the Money Fund , respectively; provided, however, that the Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class Shares, A Class Shares or C Class Shares that will be allocated under the Accessor Funds' Distribution and Service Plans or any non-distribution related amounts for the Investor Class Shares that will be allocated under the Accessor Funds' Administrative Services Plan.

ADMINISTRATIVE SERVICES PLAN
Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund to reimburse third party service organizations who provide administrative and support services. The maximum amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under Accessor Funds' Distribution and Service Plan. Effective July 1, 2003, the Board of Directors, on behalf of the Money Fund, temporarily suspended the payment of 0.25% administrative services fee for the Investor Class Shares. Any such fee waiver is voluntary and temporary and may be revised or terminated at any time by the Board of Directors.

TRANSFER AGENT AND ADMINISTRATION
Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of each Fund's average daily net assets, as well as a transaction fee ($0.50 per transaction) and the reimbursement of out-of-pocket expenses, with the exception of the Accessor Allocation Funds, for which no fee is charged.

DIRECTOR FEES AND EXPENSES
The Funds do not pay any compensation directly to its officers or directors who are directors, officers or employees of Accessor Capital or its affiliates. Each other director receives a fee of $3,000 for each meeting of the Board of Directors attended. Reasonable expenses of the Board are reimbursed by the Funds.

--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      73

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
4. SHARES OF STOCK |
------------------- Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issue 15 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:

====================================================================================================================================
                           ADVISOR CLASS               INVESTOR CLASS                  C CLASS                    A CLASS
                  ------------------------------------------------------------------------------------------------------------------
FUND                  SHARES          AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND

Six Months Ended June 30, 2004
Subscribed               683,633   $  14,492,679       8,836   $    184,185       47,213   $    999,052        6,372   $    135,803
Reinvested                 1,680          35,828           0              0            0              0            0              0
Redeemed                (664,091)    (14,153,098)    (13,722)      (285,194)     (50,097)    (1,063,739)      (2,790)       (58,000)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)                21,222   $     375,409      (4,886)  $   (101,009)      (2,884)  $    (64,687)       3,582   $     77,803

Year Ended December 31, 2003
Subscribed               966,945   $  18,203,251      24,781   $    451,990       95,462   $  1,678,957           52   $      1,000
Reinvested                10,922         204,152          27            550           31            540            -              -
Redeemed              (1,991,068)    (37,097,147)   (129,453)    (2,340,109)     (25,437)      (467,807)           -              -
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)            (1,013,201)  $ (18,689,744)   (104,645)  $ (1,887,569)      70,056   $  1,211,690           52   $      1,000
====================================================================================================================================

VALUE FUND

Six Months Ended June 30, 2004
Subscribed             1,346,789   $  24,078,183       4,800   $     86,087       54,227   $    979,866       52,014   $    956,964
Reinvested                 5,356          95,434         430          7,656           78          1,384          224          3,983
Redeemed                (624,340)    (11,172,264)    (11,064)      (198,182)     (55,289)      (990,721)      (2,818)       (50,329)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)               727,805   $  13,001,353      (5,834)  $   (104,439)        (984)  $     (9,471)      49,420   $    910,618

Year Ended December 31, 2003
Subscribed               937,547   $  14,152,299      28,961   $    444,892      116,554   $  1,607,572           93   $      1,495
Reinvested                12,493         191,236         937         14,075          158          2,477            -              3
Redeemed              (2,226,662)    (33,524,751)    (85,877)    (1,233,967)     (33,706)      (489,931)          (2)           (29)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)            (1,276,622)  $ (19,181,216)    (55,979)  $   (775,000)      83,006   $  1,120,118           91   $      1,469
====================================================================================================================================

SMALL TO MID CAP FUND

Six Months Ended June 30, 2004
Subscribed             1,343,228   $  29,076,748       9,506   $    201,992       30,368   $    659,520       29,691   $    656,168
Reinvested                     -               -           -              -            -              -            -              -
Redeemed              (1,017,015)    (21,855,434)    (19,618)      (409,213)     (45,477)      (977,680)      (3,989)       (85,818)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)               326,213   $   7,221,314     (10,112)  $   (207,221)     (15,109)  $   (318,160)      25,702   $    570,350

Year Ended December 31, 2003
Subscribed             2,411,042   $  42,065,472      27,570   $    490,770       95,161   $  1,457,710           55   $      1,000
Reinvested                 4,183          68,291           -              -            -              -            -              -
Redeemed              (3,428,583)    (60,028,008)    (94,788)    (1,578,064)     (23,012)      (371,863)           -              -
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)            (1,013,358) $  (17,894,245)    (67,218)  $ (1,087,294)      72,149   $  1,085,847           55   $      1,000


--------------------------------------------------------------------------------

74               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

====================================================================================================================================
                           ADVISOR CLASS               INVESTOR CLASS                  C CLASS                    A CLASS
                  ------------------------------------------------------------------------------------------------------------------
FUND                  SHARES          AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

Six Months Ended June 30, 2004
Subscribed             1,004,142   $  13,315,628       8,259   $    106,398       39,231   $    521,466       13,844   $    188,587
Reinvested                     -               -           -              -            -              -            -              -
Redeemed                (586,901)     (7,853,349)     (6,484)       (83,669)     (20,996)      (274,641)      (1,911)       (25,246)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)               417,241   $   5,462,279       1,775   $     22,729       18,235   $    246,825       11,933      $ 163,341

Year Ended December 31, 2003
Subscribed             1,343,780   $  13,849,979      86,202   $    830,652       56,739   $    572,986           89   $      1,000
Reinvested                     -               -           -              -            -              -            -              -
Redeemed              (2,165,465)    (22,724,501)   (138,478)    (1,293,476)     (35,927)      (367,443)           -              -
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)              (821,685)  $  (8,874,522)    (52,276)  $   (462,824)      20,812   $    205,543           89   $      1,000

====================================================================================================================================

HIGH YIELD BOND FUND

Six Months Ended June 30, 2004
Subscribed             1,343,167   $  15,012,838       2,876   $     32,245       44,768   $    499,054        7,618   $     85,312
Reinvested                21,665         240,021         766          8,493        2,779         30,694          243          2,666
Redeemed                (757,664)     (8,475,657)     (3,894)       (43,835)     (12,401)      (137,897)        (158)        (1,744)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)               607,168   $   6,777,202        (252)  $     (3,097)      35,146   $    391,851        7,703   $     86,234

Year Ended December 31, 2003
Subscribed             1,699,156   $  18,004,735     107,132   $  1,122,379       68,744   $    717,309        1,310   $     14,183
Reinvested                40,221         422,845       4,831         50,033        4,703         49,660           29            316
Redeemed              (2,910,245)    (30,656,619)   (204,570)    (2,111,846)     (16,992)      (181,406)           -              -
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)            (1,170,868)  $ (12,229,039)    (92,607)  $   (939,434)      56,455   $    585,563        1,339   $     14,499
====================================================================================================================================

INTERMEDIATE FIXED-INCOME FUND

Six Months Ended June 30, 2004
Subscribed               256,526   $   3,125,574       6,270   $     76,139       15,242   $    184,248        5,725   $     69,924
Reinvested                33,192         398,609       4,522         53,907          360          4,261           64            765
Redeemed                (794,931)     (9,583,464)   (452,643)    (5,329,190)     (56,626)      (695,580)      (2,230)       (27,582)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)              (505,213)  $  (6,059,281)   (441,851)  $ (5,199,144)     (41,024)  $   (507,071)       3,559   $     43,107

Year Ended December 31, 2003
Subscribed             1,410,435   $  17,627,622      21,653   $    270,238       77,863   $    977,646           80   $      1,000
Reinvested                83,513       1,028,670      21,337        261,336        4,786         58,802            3             39
Redeemed              (2,474,191)    (30,880,904)    (95,237)    (1,193,616)     (23,678)      (299,044)           -              -
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)              (980,243)  $ (12,224,612)    (52,247)  $   (662,042)      58,971   $    737,404           83   $      1,039




--------------------------------------------------------------------------------

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      75

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

====================================================================================================================================
                           ADVISOR CLASS               INVESTOR CLASS                  C CLASS                    A CLASS
                  ------------------------------------------------------------------------------------------------------------------
FUND                 SHARES           AMOUNT          SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE FIXED-INCOME FUND
Six Months Ended June 30, 2004
Subscribed             1,764,005  $    21,491,387       11,034   $    134,666      181,238   $  2,214,007        301   $      3,655
Reinvested                16,430          198,908        1,581         19,135        2,396         28,995          3             37
Redeemed                (480,487)      (5,847,114)    (415,395)    (4,974,012)    (102,775)    (1,250,770)      (102)        (1,228)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)             1,299,948  $    15,843,181     (402,780)  $ (4,820,211)      80,859   $    992,232        202   $      2,464

Year Ended December 31, 2003
Subscribed             4,469,931  $    54,748,618       40,202   $    493,500      192,507   $  2,379,000         81   $      1,000
Reinvested                27,702          339,768        3,248         39,674        2,034         24,902          1              7
Redeemed              (1,334,846)     (16,307,256)     (75,251)      (924,221)     (18,752)      (230,743)         -              -
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)             3,162,787  $    38,781,130      (31,801)  $   (391,047)     175,789   $  2,173,159         82   $      1,007

====================================================================================================================================

MORTGAGE SECURITIES FUND

Six Months Ended June 30, 2004
Subscribed               747,814  $     9,490,775        7,051   $     89,774       13,012   $    165,237      5,327   $     68,000
Reinvested                37,019          467,431        1,581         19,973          210          2,653         58            733
Redeemed                (954,946)     (11,999,005)     (11,037)      (140,347)     (48,457)      (620,138)       (70)          (903)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)              (170,113)   $  (2,040,799)      (2,405)  $    (30,600)     (35,235)  $   (452,248)     5,315   $     67,830

Year Ended December 31, 2003
Subscribed             2,665,315  $    34,551,201       40,759   $    528,788       83,639   $  1,086,001         77   $      1,000
Reinvested               163,970        2,103,235        4,534         57,990        2,716         34,693          2             25
Redeemed              (3,648,907)     (47,176,150)    (101,724)    (1,319,427)     (24,614)      (318,889)         -              -
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)              (819,622) $   (10,521,714)     (56,431)  $   (732,649)      61,741   $    801,805         79   $      1,025

====================================================================================================================================

U.S. GOVERNMENT MONEY FUND

Six Months Ended June 30, 2004
Subscribed         1,148,372,520  $ 1,148,372,520   12,752,818   $ 12,752,818      520,933   $    520,933     27,492   $     27,492
Reinvested                78,692           78,692       21,339         21,339        1,565          1,565         20             20
Redeemed          (1,135,536,467)  (1,135,536,467) (16,636,856)   (16,636,856)    (347,242)      (347,242)   (27,492)       (27,492)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)            12,914,745  $    12,914,745   (3,862,699)  $ (3,862,699)     175,256   $    175,256         20   $         20

Year Ended December 31, 2003
Subscribed         2,764,081,009  $ 2,764,081,009   18,541,842   $ 18,541,842      955,764   $    955,764     10,000   $     10,000
Reinvested               275,469          275,469       43,705         43,705        2,024          2,024         10             10
Redeemed          (2,839,008,937)  (2,839,008,937) (22,980,791)   (22,980,791)    (512,710)      (512,710)         -              -
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)           (74,652,459) $   (74,652,459)  (4,395,244)  $ (4,395,244)     445,078   $    445,078     10,010   $     10,010



--------------------------------------------------------------------------------

76               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

====================================================================================================================================
                           ADVISOR CLASS               INVESTOR CLASS                  C CLASS                    A CLASS
                  ------------------------------------------------------------------------------------------------------------------
FUND                  SHARES          AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
INCOME ALLOCATION FUND

Six Months Ended June 30, 2004
Subscribed                67,883   $   1,036,184      37,331   $    571,517       72,887   $  1,115,851       29,038   $    443,853
Reinvested                 3,437          52,170       2,829         42,950          798         12,078          294          4,438
Redeemed                 (53,695)       (819,922)    (32,633)      (497,822)      (3,482)       (53,101)        (912)       (13,869)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)                17,625   $     268,432       7,527   $    116,645       70,203   $  1,074,828       28,420   $    434,422

Year Ended December 31, 2003
Subscribed               240,702   $   3,678,518      88,931   $  1,359,743       33,270   $    508,950        9,798   $    150,500
Reinvested                 9,117         139,267       7,466        114,027          272          4,150            1             11
Redeemed                (409,407)     (6,247,903)    (86,191)    (1,319,659)      (4,321)       (66,027)           -              -
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)              (159,588)  $  (2,430,118)     10,206   $    154,111       29,221   $    447,073        9,799   $    150,511

====================================================================================================================================

INCOME & GROWTH ALLOCATION FUND

Six Months Ended June 30, 2004
Subscribed               268,791   $   4,016,381      72,782   $  1,089,434      249,581   $  3,724,215      115,013   $  1,731,645
Reinvested                 3,090          46,015       2,608         38,832        1,357         20,135          776         11,520
Redeemed                 (89,729)     (1,337,898)   (30,506)       (456,011)     (32,652)      (487,561)      (4,988)       (74,373)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)               182,152   $   2,724,498      44,884   $    672,255      218,286   $  3,256,789      110,801   $  1,668,792

Year Ended December 31, 2003
Subscribed               319,502   $   4,480,426      64,943   $    915,124       85,540   $  1,225,944        3,149   $     45,881
Reinvested                 8,064         115,222       6,609         93,719          883         12,862           18            261
Redeemed                (129,012)     (1,819,379)    (71,754)      (998,885)      (4,048)       (58,536)           -              -
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)               198,554   $   2,776,269        (202)  $      9,958       82,375   $  1,180,270        3,167   $     46,142

====================================================================================================================================

BALANCED ALLOCATION FUND

Six Months Ended June 30, 2004
Subscribed               328,895   $   4,781,575      70,893   $  1,030,430      218,966   $  3,186,887      155,856   $  2,262,282
Reinvested                10,035         145,943       3,736         54,326        2,513         36,524          682          9,891
Redeemed                (174,139)     (2,535,077)    (48,595)      (706,482)     (32,793)      (476,952)     (10,857)      (157,069)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)               164,791   $   2,392,441      26,034   $    378,274      188,686   $  2,746,459      145,681   $  2,115,104

Year Ended December 31, 2003
Subscribed               605,565   $   7,974,707     134,543   $  1,758,807      368,702   $  4,917,663       19,121   $    269,938
Reinvested                25,091         335,354      11,681        155,173        3,373         46,480           37            528
Redeemed                (262,690)     (3,427,759)   (184,672)    (2,465,453)     (11,182)      (154,131)           -              -
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)               367,966   $   4,882,302     (38,448)  $   (551,473)     360,893   $  4,810,012       19,158   $    270,466



--------------------------------------------------------------------------------

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

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

====================================================================================================================================
                           ADVISOR CLASS               INVESTOR CLASS                  C CLASS                    A CLASS
                  ------------------------------------------------------------------------------------------------------------------
FUND                  SHARES          AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND

Six Months Ended June 30, 2004
Subscribed               637,302   $   9,100,851      87,339   $  1,254,307      598,136   $  8,582,797      564,180   $  8,157,594
Reinvested                13,429         193,066       1,888         27,137        3,634         52,129        3,530         50,660
Redeemed                (180,126)     (2,594,135)    (18,570)      (267,334)     (87,193)    (1,252,797)     (12,435)      (177,967)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)               470,605   $   6,699,782      70,657   $  1,014,110      514,577   $  7,382,129      555,275   $  8,030,287

Year Ended December 31, 2003
Subscribed               352,994   $   4,540,038      85,198   $  1,049,017      572,316   $  7,499,671       27,408   $    375,876
Reinvested                29,788         387,050       4,829         62,509        4,140         56,624          174          2,454
Redeemed                (223,349)     (2,789,410)    (79,840)      (976,134)      (9,356)      (127,539)         (18)          (250)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)               159,433   $   2,137,678      10,187   $    135,392      567,100   $  7,428,756       27,564   $    378,080

====================================================================================================================================

GROWTH ALLOCATION FUND

Six Months Ended June 30, 2004
Subscribed               294,837   $   4,093,647      68,511   $    950,582      397,465   $  5,510,679      481,468   $  6,694,707
Reinvested                10,699         148,936       2,238         31,152        1,126         15,645        2,245         31,302
Redeemed                (144,497)     (2,005,438)    (40,784)      (562,061)     (70,599)      (970,851)     (17,775)      (244,839)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)               161,039   $   2,237,145      29,965   $    419,673      327,992   $  4,555,473      465,938   $  6,481,170

Year Ended December 31, 2003
Subscribed               353,137 $      4,161,555    127,747   $  1,487,217      375,789   $  4,746,700      156,249   $  2,033,928
Reinvested                28,527         343,300       7,556         90,435        1,303         17,078          521          7,083
Redeemed                (404,432)      (4,666,457)  (200,080)     (2,410,218)     (2,307)       (28,795)           -              -
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)               (22,768) $     (161,602)    (64,777)  $   (832,566)     374,785   $  4,734,983      156,770   $  2,041,011

====================================================================================================================================

AGGRESSIVE GROWTH FUND

Six Months Ended June 30, 2004
Subscribed               129,365   $   1,730,962      89,719   $  1,184,510      147,925   $  1,962,830       50,105   $    666,829
Reinvested                     -               -           -              -            -              -            -              -
Redeemed                 (44,248)       (594,324)    (36,634)      (487,216)     (14,346)      (187,790)        (225)        (3,004)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)                85,117   $   1,136,638      53,085   $    697,294      133,579   $  1,775,040       49,880   $    663,825

Year Ended December 31, 2003
Subscribed               179,393   $   1,999,651     155,077   $  1,665,195       37,209   $    438,656       14,695   $    183,022
Reinvested                 3,060          36,004           -              -            -              -           10            135
Redeemed                (105,962)     (1,187,977)   (186,226)    (2,105,464)        (176)        (2,060)        (103)        (1,329)
                  -----------------------------------------------------------------------------------------------------------------
Net increase
(decrease)                76,491   $     847,678     (31,149)  $   (440,269)      37,033   $    436,596       14,602   $    181,828



--------------------------------------------------------------------------------

78               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
5. SECURITIES TRANSACTIONS |
--------------------------- During the period ended June 30, 2004, purchases and sales of investments, other than short-term investments and government securities aggregated, were as follows:

--------------------------------------------------------------------------------
                                           PURCHASES           SALES
--------------------------------------------------------------------------------
Accessor Fund
     Growth                              $  85,763,461      $   83,596,900
     Value                                  48,310,735          35,234,536
     Small to Mid Cap                       37,923,814          29,802,369
     International Equity                   13,390,280           9,226,508
     High Yield Bond                        22,176,582          18,024,289
     Intermediate Fixed-Income               8,248,563          13,642,044
     Short-Intermediate Fixed-Income        17,078,875           4,986,487
     Mortgage Securities                     8,510,271           9,745,614
Accessor Allocation Fund
     Income Allocation                       1,323,446             300,198
     Income and Growth Allocation            8,365,461                   0
     Balanced Allocation                     8,233,009             200,489
     Growth and Income Allocation           21,387,248                   0
     Growth Allocation                      12,833,344             981,945
     Aggressive Growth Allocation            4,227,673             351,957
================================================================================
During the period ended June 30, 2004, purchases and sales of long-term U.S. government securities were as follows:

--------------------------------------------------------------------------------
     FUND                                  PURCHASES           SALES
--------------------------------------------------------------------------------
     Intermediate Fixed-Income           $  10,483,072      $  16,628,976
     Short-Intermediate Fixed-Income        26,854,948         22,745,075
     Mortgage Securities                   131,948,160        147,047,624
================================================================================
6. IDENTIFIED COST |
------------------- The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized appreciation / (depreciation), and resulting net unrealized appreciation / (depreciation) as applicable at June 30, 2004 were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   NET
                                                                     GROSS                  GROSS               UNREALIZED
                                             IDENTIFIED            UNREALIZED            UNREALIZED            APPRECIATION/
                                               COST               APPRECIATION          (DEPRECIATION)        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Accessor Fund
     Growth                                 $  97,225,032         $ 16,071,346          $ (6,193,029)          $ 9,878,317
     Value                                     83,693,838           13,667,506            (6,093,794)            7,573,712
     Small to Mid Cap                         116,729,816           45,109,513            (6,700,316)           38,409,197
     International Equity                      67,331,064           15,269,587            (3,276,263)           11,993,324
     High Yield Bond                           57,893,551            1,743,611            (1,704,256)               39,355
     Intermediate Fixed-Income                 32,565,436              353,137              (649,759)             (296,622)
     Short-Intermediate Fixed-Income          100,592,357              250,941            (1,545,481)           (1,294,540)
     Mortgage Securities                      162,853,868            1,553,882            (1,877,650)             (323,768)

Accessor Allocation Fund
     Income Allocation                         12,599,227               42,486              (152,752)             (110,266)
     Income and Growth Allocation              21,521,250              814,568              (330,844)             483,724
     Balanced Allocation                       38,234,541            2,492,569              (755,217)           1,737,352
     Growth and Income Allocation              55,827,923            3,193,981              (660,075)           2,533,906
     Growth Allocation                         52,642,689            3,468,747            (1,239,598)           2,229,149
     Aggressive Growth Allocation              24,618,506            1,818,887              (973,825)             845,062


--------------------------------------------------------------------------------

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

================================================================================
                         NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
7. CAPITAL LOSS CARRYOVERS |
---------------------------  At  December  31,  2003,  for  federal  income  tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realizable gains for each succeeding year until the earlier of its utilization or expiration:

-----------------------------------------------------------------------------------------------------------------------------
FUND                                            EXPIRES IN 2008    EXPIRES IN 2009    EXPIRES IN 2010     EXPIRES IN 2011
-----------------------------------------------------------------------------------------------------------------------------
Accessor Fund
     Growth                                      $  2,762,234       $ 33,386,854        $ 12,659,192       $  3,845,553
     Value                                                  -         2,304,612           31,442,410          1,779,595
     Small to Mid Cap                                       -         59,518,592          11,530,381         12,404,894
     International Equity                           2,713,706         30,577,465          10,369,636          3,684,469
     High Yield Bond                                        -                  -           2,538,299                  -
     Short-Intermediate Fixed-Income                  103,223            109,477             383,518                  -
     Accessor Allocation Fund
     Growth Allocation                           $          -       $          -        $     23,405       $     27,833
     Aggressive Growth Allocation                           -                  -             176,225             11,715

================================================================================
8. DISTRIBUTIONS TO SHAREHOLDERS |
--------------------------------- The tax character of distributions paid during 2003 were as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                                    GROWTH                  VALUE         SMALL TO MID CAP
------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                   $    506,254         $    774,451         $    213,742
Long-term capital gains                                                      -                    -                    -
                                                                  ------------------------------------------------------
                                                                       506,254              774,451              213,742
Return of capital                                                            -                    -                    -
                                                                  ------------------------------------------------------
                                                                  $    506,254              774,451         $    213,742

As of December 31, 2003, the components of
distributable earnings on a tax basis
were as follows:
Undistributed ordinary income                                     $          -         $          -         $      3,404
Undistributed long-term gain (loss)                                (52,653,834)         (35,526,617)         (83,453,867)
Unrealized appreciation (depreciation)                              11,430,640            7,653,967           37,824,607
                                                                  ------------------------------------------------------
                                                                  $(41,223,194)        $(27,872,650)        $(45,625,856)
==============================================================================================================================
                                                                  INTERNATIONAL        HIGH YIELD           INTERMEDIATE
                                                                    EQUITY                  BOND            FIXED-INCOME
------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                   $          -         $  4,876,475         $  2,246,246
Long-term capital gains                                                      -                    -            1,316,040
                                                                             -            4,876,475            3,562,286
                                                                  ------------------------------------------------------
Return of capital                                                            -                    -                    -
                                                                  $          -            4,876,475         $  3,562,286
                                                                  ------------------------------------------------------

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income                                     $    315,833         $          -         $          -
Undistributed long-term gain (loss)                                (47,345,186)          (2,538,299)             142,594
Unrealized appreciation (depreciation)                              11,146,139            2,848,923              972,132
                                                                  ------------------------------------------------------
                                                                  $(35,883,214)        $    310,624         $  1,114,726
------------------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------

80               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                SHORT-INTERMEDIATE       MORTGAGE          U.S. GOVERNMENT
                                                                  FIXED-INCOME          SECURITIES             MONEY
------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                   $  2,345,438         $  6,582,442         $  8,120,854
Long-term capital gains                                                      -            1,244,083                    -
                                                                  ------------------------------------------------------
                                                                     2,345,438            7,826,525            8,120,854
Return of capital                                                            -                    -                    -
                                                                  ------------------------------------------------------
                                                                  $  2,345,438         $  7,826,525         $  8,120,854

As of December 31, 2003, the components of
distributable earnings on a tax basis
were as follows:
Undistributed ordinary income                                     $      1,446         $     23,927         $          -
Undistributed long-term gain (loss)                                   (596,218)             136,934               (2,374)
Unrealized appreciation (depreciation)                                 430,136            1,494,263                    -
                                                                  ------------------------------------------------------
                                                                  $   (164,636)        $  1,655,124         $     (2,374)
==============================================================================================================================
                                                                     INCOME          INCOME & GROWTH    BALANCED
                                                                   ALLOCATION           ALLOCATION         ALLOCATION
------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                   $    406,568         $    316,346         $    581,929
Long-term capital gains                                                 38,050               20,071               52,225
                                                                  ------------------------------------------------------
                                                                       444,618              336,417              634,154
Return of capital                                                            -                    -                    -
                                                                  ------------------------------------------------------
                                                                  $    444,618         $    336,417         $    634,154

As of December 31, 2003, the components of
distributable earnings on a tax basis
were as follows:
Undistributed ordinary income                                     $         30         $          -         $         -
Undistributed long-term gain(loss)                                      20,756                2,880               12,444
Unrealized appreciation (depreciation)                                  58,543              496,945            1,259,228
                                                                  ------------------------------------------------------
                                                                  $     79,329         $    499,825         $  1,271,672
==============================================================================================================================
                                                                GROWTH & INCOME           GROWTH          AGGRESSIVE GROWTH
                                                                   ALLOCATION           ALLOCATION           ALLOCATION
------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                   $    521,765         $    478,472         $     36,253
Long-term capital gains                                                 40,633                    -                    -
                                                                  ------------------------------------------------------
                                                                       562,398              478,472               36,253
Return of capital                                                            -                    -                    -
                                                                  ------------------------------------------------------
                                                                  $    562,398         $    478,472         $     36,253

As of December 31, 2003, the components of
distributable earnings on a tax basis
were as follows:
Undistributed ordinary income                                     $          -         $        525         $          -
Undistributed long-term gain (loss)                                     17,874              (50,878)            (187,940)
Unrealized appreciation (depreciation)                               1,769,626              919,835              (73,979)
                                                                  ------------------------------------------------------
                                                                  $  1,787,500              869,482             (261,919)
------------------------------------------------------------------------------------------------------------------------------















--------------------------------------------------------------------------------

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

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                     2004(1)       2003        2002        2001         2000        1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  20.77    $  17.13    $  22.69    $  26.79     $  35.08    $  28.88

  Net investment income (loss)(2)                           0.02        0.09        0.07        0.01        (0.09)      (0.06)
  Net realized and unrealized gain (loss)
    on investments(2)                                       1.27        3.65       (5.57)      (4.11)       (8.18)       7.51
                                                        ---------------------------------------------------------------------
Total from investment operations                            1.29        3.74       (5.50)      (4.10)       (8.27)       7.45

  Distributions from net investment income                 (0.02)      (0.10)      (0.06)          -            -           -
  Distributions from capital gains                             -           -           -           -        (0.02)      (1.24)
  Distributions in excess of capital gains                     -           -           -           -            -       (0.01)
                                                        ---------------------------------------------------------------------
Total distributions                                        (0.02)      (0.10)      (0.06)          -        (0.02)      (1.25)
                                                        ---------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $  22.04    $  20.77    $  17.13    $  22.69     $  26.79    $  35.08
===============================================================================================================================
TOTAL RETURN(3)                                             6.21%      21.90%     (24.26)%    (15.30)%     (23.58)%     25.87%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $101,148    $ 94,904    $ 95,637    $159,237     $246,641    $339,590
  Ratio of expenses to average net assets(8)                0.88%*      0.83%       0.80%       0.85%        0.88%       0.97%
  Ratio of net investment income (loss)
    to average net assets                                   0.15%*      0.49%       0.36%       0.03%       (0.28)%     (0.21)%
Portfolio turnover rate                                    81.38%      76.58%      66.00%      75.89%       89.32%      96.55%

===============================================================================================================================
INVESTOR CLASS SHARES                                    2004(1)       2003        2002        2001         2000        1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  20.42    $  16.84    $  22.29    $  26.45     $  34.82    $  28.82

  Net investment income (loss)(2)                          (0.03)       0.00(6)    (0.03)      (0.10)       (0.26)      (0.16)
  Net realized and unrealized gain (loss)
    on investments(2)                                       1.24        3.58       (5.42)      (4.06)       (8.09)       7.41
                                                        ---------------------------------------------------------------------
Total from investment operations                            1.21        3.58       (5.45)      (4.16)       (8.35)       7.25

  Distributions from net investment income                     -        0.00(6)        -           -            -           -
  Distributions from capital gains                             -           -           -           -        (0.02)      (1.24)
  Distributions in excess of capital gains                     -           -           -           -            -       (0.01)
                                                        ---------------------------------------------------------------------
Total distributions                                            -        0.00(6)        -           -        (0.02)      (1.25)
                                                        ---------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $  21.63    $  20.42    $  16.84    $  22.29     $  26.45    $  34.82
===============================================================================================================================
TOTAL RETURN(3)                                             5.93%      21.28%     (24.45)%    (15.73)%     (23.99)%     25.23%
NET ASSETS, END OF PERIOD (IN THOUSANDS)                $  3,410    $  3,319    $  4,498    $ 30,830    $  29,801    $ 44,479
  Ratio of expenses to average net assets(8)                1.36%*      1.32%       1.25%       1.34%        1.38%       1.47%
  Ratio of net investment income (loss)
    to average net assets                                  (0.32)%*     0.00%      (0.13)%     (0.43)%      (0.78)%     (0.71)%
Portfolio turnover rate                                    81.38%      76.58%      66.00%      75.89%       89.32%      96.55%



















--------------------------------------------------------------------------------

82               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                                   GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------
C CLASS SHARES                                          2004(1)    2003       2002(4)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   20.68   $  17.14     $ 17.19

  Net investment income (loss)(2)                       (0.09)     (0.10)          -
  Net realized and unrealized gain (loss)
    on investments(2)                                    1.26       3.65       (0.05)
                                                    --------------------------------
Total from investment operations                         1.17       3.55       (0.05)

  Distributions from net investment income                  -      (0.01)          -
  Distributions from capital gains                          -          -           -
  Distributions in excess of capital gains                  -          -           -
                                                    --------------------------------
Total distributions                                         -      (0.01)          -
                                                    --------------------------------

NET ASSET VALUE, END OF PERIOD                      $   21.85   $  20.68     $ 17.14
========================================================================================
TOTAL RETURN(3)                                          5.66%     20.72%          -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   2,402   $  2,333     $   733
  Ratio of expenses to average net assets8               1.88%*     1.83%       0.00%*
  Ratio of net investment income (loss)
    to average net assets                               (0.85)%*   (0.51)%      0.00%*
Portfolio turnover rate                                 81.38%     76.58%      66.00%

========================================================================================
A CLASS SHARES                                          2004(1)   2003(5)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   20.75   $  19.22

  Net investment income (loss)(2)                       (0.01)      0.00(6)
  Net realized and unrealized gain (loss)
    on investments(2)                                    1.26       1.54
                                                    --------------------------------
Total from investment operations                         1.25       1.54

  Distributions from net investment income                  -      (0.01)
  Distributions from capital gains                          -          -
  Distributions in excess of capital gains                  -          -
                                                    --------------------------------
Total distributions                                         -      (0.01)
                                                    --------------------------------

NET ASSET VALUE, END OF PERIOD                      $   22.00   $  20.75
========================================================================================
TOTAL RETURN(3,7)                                        6.02%      8.04%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $      80      $   1
  Ratio of expenses to average net assets(8)             1.29%*     1.52%*
  Ratio of net investment income (loss)
    to average net assets                               (0.07)%*   (0.00)%*
Portfolio turnover rate                                 81.38%     76.58%







--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Less than ($0.005) per share.
(7) Class A total return does not include the one-time front-end sales charge.
(8) The effect of any custody credits on this ratio is less than 0.01%. *Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================

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

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                    2004(1)       2003         2002       2001         2000        1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   17.58   $   13.62     $  17.88    $  20.61     $  20.70    $  21.04

  Net investment income (loss)(2)                          0.10        0.16         0.15        0.16         0.25        0.18
  Net realized and unrealized gain (loss)
    on investments(2)                                      0.46        3.97        (4.26)      (2.06)        0.21        1.25
                                                      -----------------------------------------------------------------------
Total from investment operations                           0.56        4.13        (4.11)      (1.90)        0.46        1.43

  Distributions from net investment income                (0.10)      (0.17)       (0.15)      (0.16)       (0.25)      (0.18)
  Distributions from capital gains                            -           -            -       (0.50)       (0.30)      (1.59)
  Distributions in excess of capital gains                    -           -            -       (0.17)           -           -
                                                      -----------------------------------------------------------------------
Total distributions                                       (0.10)      (0.17)       (0.15)      (0.83)       (0.55)      (1.77)
                                                      -----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   18.04   $   17.58     $  13.62    $  17.88     $  20.61    $  20.70
===============================================================================================================================
TOTAL RETURN(3)                                            3.19%      30.50%      (23.01)%     (9.48)%       2.38%       6.87%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  85,208   $  70,232     $ 71,823    $116,191     $151,401    $149,183
  Ratio of expenses to average net assets(7)               0.83%*      0.84%        0.87%       0.89%        0.79%       0.97%
  Ratio of net investment income (loss)
    to average net assets                                  1.14%*      1.08%        0.96%       0.83%        1.25%       0.86%
Portfolio turnover rate                                   41.28%     118.86%      117.49%     173.17%      139.61%     167.70%

===============================================================================================================================
INVESTOR CLASS SHARES                                   2004(1)       2003         2002       2001         2000        1999
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   17.57   $   13.64     $  17.88    $  20.61     $  20.70    $  21.04

  Net investment income (loss)(2)                          0.06        0.09         0.07        0.06         0.15        0.07
  Net realized and unrealized gain (loss)
    on investments(2)                                      0.46        3.96        (4.22)      (2.05)        0.21        1.25
                                                      -----------------------------------------------------------------------
Total from investment operations                           0.52        4.05        (4.15)      (1.99)        0.36        1.32

  Distributions from net investment income                (0.06)      (0.12)       (0.09)      (0.07)       (0.15)      (0.07)
  Distributions from capital gains                            -           -            -       (0.50)       (0.30)      (1.59)
  Distributions in excess of capital gains                    -           -            -       (0.17)           -           -
                                                      -----------------------------------------------------------------------
Total distributions                                       (0.06)      (0.12)       (0.09)      (0.74)       (0.45)      (1.66)
                                                      -----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   18.03   $   17.57     $  13.64    $  17.88     $  20.61    $  20.70
===============================================================================================================================
TOTAL RETURN(3)                                            2.90%      29.92%      (23.20)%     (9.94)%       1.88%       6.35%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   2,507   $   2,545     $  2,740    $ 27,157     $ 23,494    $ 26,267
  Ratio of expenses to average net assets(7)               1.29%*      1.31%        1.35%       1.40%        1.29%       1.47%
  Ratio of net investment income (loss)
    to average net assets                                  0.66%*      0.60%        0.46%       0.34%        0.75%       0.36%
Portfolio turnover rate                                   41.28%     118.86%      117.49%     173.17%      139.61%     167.70%
















--------------------------------------------------------------------------------

84               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------
C CLASS SHARES                                        2004(1)       2003        2002(4)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   17.57     $ 13.62      $ 13.58

  Net investment income (loss)(2)                        0.01        0.02            -
  Net realized and unrealized gain (loss)
    on investments(2)                                    0.46        3.95         0.04
                                                    ----------------------------------
Total from investment operations                         0.47        3.97         0.04

  Distributions from net investment income              (0.01)      (0.02)           -
  Distributions from capital gains                          -           -            -
  Distributions in excess of capital gains                  -           -            -
                                                    ----------------------------------
Total distributions                                     (0.01)      (0.02)           -
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   18.03     $ 17.57      $ 13.62
========================================================================================
TOTAL RETURN(3)                                          2.69%      29.20%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   2,325     $ 2,283      $   639
  Ratio of expenses to average net assets(7)             1.83%*      1.84%        0.00%*
  Ratio of net investment income (loss)
    to average net assets                                0.12%*      0.12%        0.00%*
Portfolio turnover rate                                 41.28%     118.86%      117.49%

========================================================================================
A CLASS SHARES                                        2004(1)      2003(5)
----------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $   17.57     $ 15.65

  Net investment income (loss)(2)                        0.09        0.01
  Net realized and unrealized gain (loss)
    on investments(2)                                    0.43        1.94
                                                    ----------------------------------
Total from investment operations                         0.52        1.95

  Distributions from net investment income              (0.08)      (0.03)
  Distributions from capital gains                          -           -
  Distributions in excess of capital gains                  -           -
                                                    ----------------------------------
Total distributions                                     (0.08)      (0.03)
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   18.01     $ 17.57
========================================================================================
TOTAL RETURN(3,6)                                        2.97%      12.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $     892     $     2
  Ratio of expenses to average net assets(7)             1.19%*      1.69%*
  Ratio of net investment income (loss)
    to average net assets                                0.90%*      0.34%*
Portfolio turnover rate                                 41.28%     118.86%





--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      85

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                    2004(1)       2003        2002        2001         2000        1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  21.00    $  14.62    $  17.14    $  19.96     $  27.39    $  23.53

  Net investment income (loss)(2)                         (0.01)       0.03       (0.01)       0.01        (0.10)      (0.10)
  Net realized and unrealized gain (loss)
    on investments(2)                                      1.16        6.38       (2.51)      (2.83)       (4.54)       6.46
                                                      ----------------------------------------------------------------------
Total from investment operations                           1.15        6.41       (2.52)      (2.82)       (4.64)       6.36

  Distributions from net investment income                    -       (0.03)          -           -            -           -
  Distributions from capital gains                            -           -           -           -        (2.35)      (2.50)
  Distribution in excess of net investment income             -           -           -           -            -           -
  Distributions in excess of capital gains                    -           -           -           -        (0.44)          -
                                                      ----------------------------------------------------------------------
Total distributions                                           -       (0.03)          -           -        (2.79)      (2.50)
                                                      ----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $  22.15    $  21.00    $  14.62    $  17.14     $  19.96    $  27.39
===============================================================================================================================
TOTAL RETURN(3)                                            5.48%      43.91%     (14.70)%    (14.13)%     (18.22)%     27.26%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $149,378    $134,782    $108,628    $162,297     $267,999    $447,665
  Ratio of expenses to average net assets(7)               1.19%*      1.24%       1.13%       1.06%        1.22%       1.25%
  Ratio of net investment income (loss)
    to average net assets                                 (0.07)%*     0.20%      (0.03)%      0.05%       (0.39)%     (0.47)%
Portfolio turnover rate                                   20.14%      47.88%      44.59%      65.21%      141.73%     133.14%

===============================================================================================================================
INVESTOR CLASS SHARES                                   2004(1)       2003        2002        2001         2000        1999
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                   $  20.46    $  14.28     $ 16.80    $  19.67     $  27.16    $  23.47

  Net investment income (loss)(2)                         (0.06)      (0.04)      (0.08)      (0.07)       (0.22)      (0.12)
  Net realized and unrealized gain (loss)
    on investments(2)                                      1.13        6.22       (2.44)      (2.80)       (4.48)       6.31
                                                      ----------------------------------------------------------------------
Total from investment operations                           1.07        6.18       (2.52)      (2.87)       (4.70)       6.19

  Distributions from net investment income                    -           -           -           -            -           -
  Distributions from capital gains                            -           -           -           -        (2.35)      (2.50)
  Distribution in excess of net investment income             -           -           -           -            -           -
  Distributions in excess of capital gains                    -           -           -           -        (0.44)          -
                                                      ----------------------------------------------------------------------
Total distributions                                           -           -           -           -        (2.79)      (2.50)
                                                      ----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $  21.53     $ 20.46     $ 14.28    $  16.80     $  19.67    $  27.16
===============================================================================================================================
TOTAL RETURN(3)                                            5.23%      43.28%     (15.00)%    (14.59)%     (18.60)%     26.60%
NET ASSETS, END OF PERIOD (IN THOUSANDS)               $  3,095     $ 3,148     $ 3,157    $ 26,518     $ 29,934    $ 47,398
  Ratio of expenses to average net assets(7)               1.65%*      1.72%       1.52%       1.56%        1.72%       1.75%
  Ratio of net investment income (loss)
    to average net assets                                 (0.54)%*    (0.26)%     (0.53)%     (0.44)%      (0.89)%     (0.97)%
Portfolio turnover rate                                   20.14%      47.88%      44.59%      65.21%      141.73%     133.14%














--------------------------------------------------------------------------------

86               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------
C CLASS SHARES                                        2004(1)      2003       2002(4)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   20.84    $ 14.62     $ 14.56

  Net investment income (loss)(2)                       (0.11)     (0.15)          -
  Net realized and unrealized gain (loss)
    on investments(2)                                    1.14       6.37        0.06
                                                    --------------------------------
Total from investment operations                         1.03       6.22        0.06

  Distributions from net investment income                  -          -           -
  Distributions from capital gains                          -          -           -
  Distributions in excess of capital gains                  -          -           -
                                                    --------------------------------
Total distributions                                         -          -           -
                                                    --------------------------------

NET ASSET VALUE, END OF PERIOD                      $   21.87    $ 20.84     $ 14.62
========================================================================================
TOTAL RETURN(3)                                          4.94%     42.54%          -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   2,001    $ 2,221     $   503
  Ratio of expenses to average net assets(7)             2.19%*     2.23%       0.00%*
  Ratio of net investment income (loss)
    to average net assets                               (1.08)%*   (0.87)%      0.00%*
Portfolio turnover rate                                 20.14%     47.88%      44.59%

========================================================================================
A CLASS SHARES                                        2004(1)     2003(5)
----------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $   20.98    $ 18.34

  Net investment income (loss)(2)                       (0.05)     (0.02)
  Net realized and unrealized gain (loss)
    on investments(2)                                    1.15       2.66
                                                    --------------------------------
Total from investment operations                         1.10       2.64

  Distributions from net investment income                  -          -
  Distributions from capital gains                          -          -
  Distributions in excess of capital gains                  -          -
                                                    --------------------------------
Total distributions                                         -          -
                                                    --------------------------------

NET ASSET VALUE, END OF PERIOD                      $   22.08    $ 20.98
========================================================================================
TOTAL RETURN(3,6)                                        5.24%     14.39%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $     569    $     1
  Ratio of expenses to average net assets(7)             1.56%*     1.82%*
  Ratio of net investment income (loss)
    to average net assets                               (0.39)%*   (0.36)%*
Portfolio turnover rate                                 20.14%     47.88%






--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does
not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      87

================================================================================
                           INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                    2004(1)       2003         2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   12.96    $   9.65      $  11.33    $  15.07     $  21.52    $  16.90

  Net investment income (loss)(2)                          0.11        0.12          0.08        0.03            -        0.02
  Net realized and unrealized gain (loss)
    on investments(2)                                      0.22        3.19         (1.76)      (3.77)       (5.07)       8.17
                                                      ------------------------------------------------------------------------
Total from investment operations                           0.33        3.31         (1.68)      (3.74)       (5.07)       8.19

  Distributions from net investment income                    -           -             -           -            -           -
  Distributions from capital gains                            -           -             -           -        (1.36)      (3.57)
  Distributions in excess of capital gains                    -           -             -           -        (0.02)          -
                                                      ------------------------------------------------------------------------
Total distributions                                           -           -             -           -        (1.38)      (3.57)
                                                      ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   13.29    $  12.96      $   9.65    $  11.33     $  15.07    $  21.52
===============================================================================================================================
TOTAL RETURN(3)                                            2.85%      34.30%       (14.83)%    (24.82)%     (24.55)%     48.93%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  76,385    $ 69,059      $ 59,362    $ 79,748     $163,154    $236,869
  Ratio of expenses to average net assets(7)               1.24%*      1.36%         1.43%       1.47%        1.42%       1.37%
  Ratio of net investment income (loss)
    to average net assets                                  1.64%*      1.17%         0.75%       0.21%       (0.01)%     (0.04)%
Portfolio turnover rate                                   12.43%      21.84%       107.71%     147.08%      166.49%     251.23%

===============================================================================================================================
INVESTOR CLASS SHARES                                   2004(1)      2003          2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   12.61    $   9.43      $  11.11    $  14.85     $  21.33    $  16.85

  Net investment income (loss)(2)                          0.07        0.08          0.02       (0.04)       (0.09)      (0.08)
  Net realized and unrealized gain (loss)
    on investments(2)                                      0.22        3.10         (1.70)      (3.70)       (5.01)       8.13
                                                      ------------------------------------------------------------------------
Total from investment operations                           0.29        3.18         (1.68)      (3.74)       (5.10)       8.05

  Distributions from net investment income                    -           -             -           -            -           -
  Distributions from capital gains                            -           -             -           -        (1.36)      (3.57)
  Distributions in excess of capital gains                    -           -             -           -        (0.02)          -
                                                      ------------------------------------------------------------------------
Total distributions                                           -           -             -           -        (1.38)      (3.57)
                                                      ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   12.90    $  12.61      $   9.43    $  11.11     $  14.85    $  21.33
===============================================================================================================================
TOTAL RETURN(3)                                            2.70%      33.72%       (15.12)%    (25.19)%     (24.92)%     48.23%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   1,324    $  1,272      $  1,444    $ 25,190     $ 26,116    $ 38,647
  Ratio of expenses to average net assets(7)               1.69%*      1.83%         1.96%       1.96%        1.92%       1.87%
  Ratio of net investment income (loss)
  to average net assets                                    1.16%*      0.76%         0.22%      (0.33)%      (0.51)%     (0.46)%
Portfolio turnover rate                                   12.43%      21.84%       107.71%     147.08%      166.49%     251.23%
















--------------------------------------------------------------------------------

88               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                           INTERNATIONAL EQUITY FUND
                              financial highlights
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------
C CLASS SHARES                                        2004(1)        2003      2002(4)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  12.83     $   9.64     $  9.54

  Net investment income (loss)(2)                        0.05         0.01           -
  Net realized and unrealized gain (loss)
  on investments(2)                                      0.22         3.18        0.10
                                                     ---------------------------------
Total from investment operations                         0.27         3.19        0.10

  Distributions from net investment income                  -            -           -
  Distributions from capital gains                          -            -           -
  Distributions in excess of capital gains                  -            -           -
                                                     ---------------------------------
Total distributions                                         -            -           -
                                                     ---------------------------------

NET ASSET VALUE, END OF PERIOD                       $  13.10     $  12.83     $  9.64
========================================================================================
TOTAL RETURN(3)                                          2.42%       33.09%          -
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $  1,375     $  1,113     $   635
  Ratio of expenses to average net assets(7)             2.24%*       2.36%       0.00%*
  Ratio of net investment income (loss)
    to average net assets                                0.74%*       0.09%       0.00%*
Portfolio turnover rate                                 12.43%       21.84%     107.71%

========================================================================================
A CLASS SHARES                                        2004(1)      2003(5)
----------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                 $  12.94     $  11.18

  Net investment income (loss)(2)                        0.18        (0.03)
  Net realized and unrealized gain (loss)
    on investments(2)                                    0.13         1.79
                                                     ---------------------------------
Total from investment operations                         0.31         1.76

  Distributions from net investment income                  -            -
  Distributions from capital gains                          -            -
  Distributions in excess of capital gains                  -            -
                                                     ---------------------------------
Total distributions                                         -            -
                                                     ---------------------------------

NET ASSET VALUE, END OF PERIOD                       $  13.25     $  12.94
========================================================================================
TOTAL RETURN(3,6)                                        2.70%       15.74%
NET ASSETS, END OF PERIOD (IN THOUSANDS)             $    159     $      1
  Ratio of expenses to average net assets(7)             1.59%*       1.85%*
  Ratio of net investment income (loss)
    to average net assets                                2.37%*      (1.11)%*
Portfolio turnover rate                                 12.43%       21.84%





--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      89

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                               2004(1)       2003         2002         2001      2000(4)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $   11.18    $   9.86      $  10.61    $  11.10    $  12.00

  Net investment income (loss)(2)                     0.45        0.94          0.89        1.03        0.75
  Net realized and unrealized gain (loss)
    on investments(2)                                (0.28)       1.34         (0.75)      (0.45)      (0.98)
                                                 -----------------------------------------------------------
Total from investment operations                      0.17        2.28          0.14        0.58       (0.23)

  Distributions from net investment income           (0.45)      (0.96)        (0.89)      (1.07)      (0.67)
  Distributions from capital gains                       -           -             -           -           -
                                                 -----------------------------------------------------------
Total distributions                                  (0.45)      (0.96)        (0.89)      (1.07)      (0.67)
                                                 -----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $   10.90    $  11.18      $   9.86    $   10.61   $  11.10
==============================================================================================================
TOTAL RETURN(3)                                       1.51%      24.24%         1.42%       5.19%      (1.99)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $  57,255    $ 51,918      $ 57,341    $ 30,709    $ 14,609
  Ratio of expenses to average net assets(8)          0.83%*      0.95%         0.92%       0.95%       0.86%*
  Ratio of net investment income (loss)
    to average net assets                             8.16%*      8.99%         8.89%       9.30%       9.75%*
Portfolio turnover rate                              32.98%     154.85%       108.29%      37.07%      11.92%

==============================================================================================================
INVESTOR CLASS SHARES                             2004(1)       2003         2002         2001       2000(4)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD             $   11.18    $   9.86      $  10.61    $  11.10    $  12.00

  Net investment income (loss)(2)                     0.42        0.83          0.84        1.00        0.70
  Net realized and unrealized gain (loss)
    on investments(2)                                (0.28)       1.40         (0.75)      (0.48)      (0.97)
                                                 -----------------------------------------------------------
Total from investment operations                      0.14        2.23          0.09        0.52       (0.27)

  Distributions from net investment income           (0.42)      (0.91)        (0.84)      (1.01)      (0.63)
  Distributions from capital gains                       -           -             -           -           -
                                                 -----------------------------------------------------------
Total distributions                                  (0.42)      (0.91)        (0.84)      (1.01)      (0.63)
                                                 -----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                   $   10.90    $  11.18      $   9.86    $  10.61    $  11.10
==============================================================================================================
TOTAL RETURN(3)                                       1.29%      23.60%         1.02%       4.66%      (2.30)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)         $     267    $    276      $  1,157    $  9,653    $  9,600
  Ratio of expenses to average net assets(8)          1.28%*      1.44%         1.44%       1.42%       1.36%*
  Ratio of net investment income (loss)
    to average net assets                             7.71%*      8.51%         8.12%       8.93%       8.92%*
Portfolio turnover rate                              32.98%     154.85%       108.29%      37.07%      11.92%


















--------------------------------------------------------------------------------

90               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------
C CLASS SHARES                                        2004(1)     2003       2002(5)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   11.17   $   9.86      $  9.86

  Net investment income (loss)(2)                        0.40       0.84            -
  Net realized and unrealized gain (loss)
    on investments(2)                                   (0.28)      1.33            -
                                                    ---------------------------------
Total from investment operations                         0.12       2.17            -

  Distributions from net investment income              (0.40)     (0.86)           -
  Distributions from capital gains                          -          -            -
  Distributions in excess of capital gains                  -          -            -
                                                    ---------------------------------
Total distributions                                     (0.40)     (0.86)           -
                                                    ---------------------------------

NET ASSET VALUE, END OF PERIOD                      $   10.89   $  11.17      $  9.86
======================================================================================
TOTAL RETURN(3)                                          1.04%     22.95%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   1,576   $  1,224      $   524
  Ratio of expenses to average net assets(8)            1.83%*      1.97%        0.00%*
  Ratio of net investment income (loss)
    to average net assets                               7.19%*      7.96%        0.00%*
Portfolio turnover rate                                 32.98%    154.85%      108.29%

======================================================================================
A CLASS SHARES                                        2004(1)      2003(6)
--------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $   11.17   $  10.77

  Net investment income (loss)(2)                        0.44       0.22
  Net realized and unrealized gain (loss)
    on investments(2)                                   (0.27)      0.42
                                                    ---------------------------------
Total from investment operations                         0.17       0.64

  Distributions from net investment income              (0.44)     (0.24)
  Distributions from capital gains                          -          -
  Distributions in excess of capital gains                  -          -
                                                    ---------------------------------
Total distributions                                     (0.44)     (0.24)
                                                    ---------------------------------

NET ASSET VALUE, END OF PERIOD                      $   10.90   $  11.17
======================================================================================
TOTAL RETURN(3,7)                                        1.49%      5.99%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $      99   $     15
  Ratio of expenses to average net assets(8)             1.05%*     1.15%*
  Ratio of net investment income (loss)
    to average net assets                                7.98%*     8.82%*
Portfolio turnover rate                                 32.98%    154.85%






--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4) Class commenced operations on May 1, 2000.
(5) Class commenced operations on December 30, 2002.
(6) Class commenced operations on September 29, 2003.
(7) Class A total return does not include the one-time front-end sales charge.
(8) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      91

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                          2004(1)       2003         2002        2001         2000       1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   12.13   $   12.45     $  11.89    $  11.67    $   11.30    $ 12.47

  Net investment income (loss)(2)                0.28        0.55         0.64        0.68         0.73       0.68
  Net realized and unrealized gain (loss)
    on investments(2)                           (0.30)       0.06         0.71        0.23         0.37      (1.12)
                                            ----------------------------------------------------------------------
Total from investment operations                (0.02)       0.61         1.35        0.91         1.10      (0.44)

Distributions from net investment income        (0.29)      (0.57)       (0.64)      (0.69)       (0.73)     (0.68)
Distributions from capital gains                (0.04)      (0.36)       (0.15)      -            -          (0.05)
                                            ----------------------------------------------------------------------
Total distributions                             (0.33)      (0.93)       (0.79)      (0.69)       (0.73)     (0.73)
                                            ----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $   11.78   $   12.13     $  12.45    $  11.89    $   11.67    $ 11.30
====================================================================================================================
TOTAL RETURN(3)                                 (0.17)%      4.93%       11.70%       8.00%       10.17%     (3.58)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)    $  30,086   $  37,099     $ 50,283    $ 44,563    $  53,997   $ 56,895
Ratio of expenses to average net assets(7)       0.89%*      0.74%        0.67%       0.65%        0.66%      0.68%
Ratio of net investment income (loss)
to average net assets                            4.65%*      4.46%        5.26%       5.73%        6.46%      5.89%
Portfolio turnover rate                         45.79%     105.58%       93.56%      61.25%       42.88%     60.40%

====================================================================================================================
INVESTOR CLASS SHARES                         2004(1)       2003         2002        2001         2000       1999
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD        $   12.13   $   12.45     $  11.89    $  11.67    $   11.30    $ 12.47

  Net investment income (loss)(2)                0.28        0.50         0.58        0.62         0.68       0.63
  Net realized and unrealized gain (loss)
    on investments(2)                           (0.33)       0.04         0.71        0.23         0.37      (1.12)
                                            ----------------------------------------------------------------------
Total from investment operations                (0.05)       0.54         1.29        0.85         1.05      (0.49)

  Distributions from net investment income      (0.26)      (0.50)       (0.58)      (0.63)       (0.68)     (0.63)
  Distributions from capital gains              (0.04)      (0.36)       (0.15)          -            -      (0.05)
                                            ----------------------------------------------------------------------
Total distributions                             (0.30)      (0.86)       (0.73)      (0.63)       (0.68)     (0.68)
                                            ----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $   11.78   $   12.13     $  12.45    $  11.89    $   11.67    $ 11.30
====================================================================================================================
TOTAL RETURN(3)                                 (0.41)%      4.41%       11.15%       7.46%        9.64%     (4.05)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)    $   1,348   $   6,745     $  7,575    $  8,690    $   8,826    $10,907
  Ratio of expenses to average net assets(7)     1.38%*      1.24%        1.16%       1.15%        1.16%      1.18%
  Ratio of net investment income (loss)
    to average net assets                        4.12%*      3.96%        4.77%       5.22%        5.96%      5.39%
Portfolio turnover rate                         45.79%     105.58%       93.56%      61.25%       42.88%     60.40%



















--------------------------------------------------------------------------------

92               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

---------------------------------------------------------------------------------------
C CLASS SHARES                                        2004(1)       2003       2002(4)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   12.12   $   12.45     $  12.47

  Net investment income (loss)(2)                        0.21        0.43            -
  Net realized and unrealized gain (loss)
    on investments(2)                                   (0.28)       0.05        (0.02)
                                                    ----------------------------------
Total from investment operations                        (0.07)       0.48        (0.02)

  Distributions from net investment income              (0.23)      (0.45)           -
  Distributions from capital gains                      (0.04)      (0.36)           -
  Distributions in excess of capital gains                  -           -            -
                                                    ----------------------------------
Total distributions                                     (0.27)      (0.81)           -
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   11.78   $   12.12     $  12.45
=======================================================================================

TOTAL RETURN (2)                                        (0.60)%      3.86%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $     799   $   1,320     $    621
  Ratio of expenses to average net assets(7)             1.87%*      1.76%        0.00%*
  Ratio of net investment income (loss)
   to average net assets                                 3.60%*      3.44%        0.00%*
Portfolio turnover rate                                 45.79%     105.58%       93.56%

=======================================================================================
A CLASS SHARES                                        2004(1)     2003(5)
---------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $   12.12   $   12.53

  Net investment income (loss)(2)                        0.33        0.12
  Net realized and unrealized gain (loss)
    on investments(2)                                   (0.37)      (0.04)
                                                    ----------------------------------
Total from investment operations                        (0.04)       0.08

  Distributions from net investment income              (0.27)      (0.13)
  Distributions from capital gains                      (0.04)      (0.36)
  Distributions in excess of capital gains                  -           -
                                                    ----------------------------------
Total distributions                                     (0.31)      (0.49)
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   11.77   $   12.12
=======================================================================================
TOTAL RETURN(3,6)                                       (0.30)%      0.63%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $      43   $       1
  Ratio of expenses to average net assets(7)             1.17%*      1.59%*
  Ratio of net investment income (loss)
    to average net assets                                4.67%*      3.98%*
Portfolio turnover rate                                 45.79%     105.58%







--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does
not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      93

================================================================================
                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                            2004(1)       2003         2002        2001         2000       1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   12.18   $   12.34     $  12.12    $  11.98    $   11.83    $ 12.33

  Net investment income (loss)(2)                  0.20        0.43         0.56        0.63         0.71       0.63
  Net realized and unrealized gain (loss)
    on investments(2)                             (0.21)      (0.16)        0.22        0.17         0.15      (0.49)
                                             -----------------------------------------------------------------------
Total from investment operations                  (0.01)       0.27         0.78        0.80         0.86       0.14

  Distributions from net investment income        (0.19)      (0.43)       (0.56)      (0.66)       (0.71)     (0.63)
  Distributions from capital gains                                                                             (0.01)
                                             -----------------------------------------------------------------------
Total distributions                               (0.19)      (0.43)       (0.56)      (0.66)       (0.71)     (0.64)
                                             -----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $   11.98   $   12.18     $  12.34    $  12.12    $   11.98    $ 11.83
======================================================================================================================
TOTAL RETURN(3)                                   (0.10)%      2.19%        6.64%       6.77%        7.54%      1.22%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $  94,911   $  80,613     $ 42,639   $  57,747   $   55,251   $ 50,200
  Ratio of expenses to average net assets(7)       0.59%*      0.63%        0.64%       0.67%        0.66%      0.70%
  Ratio of net investment income (loss)
    to average net assets                          3.28%*      3.54%        4.62%       5.26%        5.99%      5.32%
Portfolio turnover rate                           28.65%      86.10%       50.96%      83.37%       54.48%     45.89%

======================================================================================================================
INVESTOR CLASS SHARES                           2004(1)       2003         2002        2001         2000       1999
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD          $   12.18   $   12.34     $  12.11    $  11.98    $   11.83    $ 12.33

  Net investment income (loss)(2)                  0.18        0.39         0.50        0.58         0.65       0.58
  Net realized and unrealized gain (loss)
    on investments(2)                             (0.22)      (0.18)        0.23        0.15         0.15      (0.49)
                                             -----------------------------------------------------------------------
Total from investment operations                  (0.04)       0.21         0.73        0.73         0.80       0.09

  Distributions from net investment income        (0.16)      (0.37)       (0.50)      (0.60)       (0.65)     (0.58)
  Distributions from capital gains                                                                             (0.01)
                                             -----------------------------------------------------------------------
Total distributions                               (0.16)      (0.37)       (0.50)      (0.60)       (0.65)     (0.59)
                                             -----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $   11.98   $   12.18     $  12.34    $  12.11    $   11.98    $ 11.83
======================================================================================================================
TOTAL RETURN(3)                                   (0.32)%      1.74%        6.21%       6.15%        7.04%      0.70%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $   2,030   $   6,968     $  7,453    $  7,754    $   7,982    $ 10,439
  Ratio of expenses to average net assets(7)       1.06%*      1.11%        1.12%       1.18%        1.16%      1.20%
  Ratio of net investment income (loss)
    to average net assets                          2.76%*      3.15%        4.13%       4.77%        5.49%      4.82%
Portfolio turnover rate                           28.65%      86.10%       50.96%      83.37%       54.48%     45.89%



















--------------------------------------------------------------------------------

94               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                        SHORT-INTERMEDIATE FIXED-INCOME
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

---------------------------------------------------------------------------------------
C CLASS SHARES                                        2004(1)       2003       2002(4)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   12.17   $   12.33     $  12.34

  Net investment income (loss)(2)                        0.14        0.30            -
  Net realized and unrealized gain (loss)
    on investments(2)                                   (0.20)      (0.16)       (0.01)
                                                    ----------------------------------
Total from investment operations                        (0.06)       0.14        (0.01)

  Distributions from net investment income              (0.13)      (0.30)           -
  Distributions from capital gains                          -           -            -
  Distributions in excess of capital gains                  -           -            -
                                                    ----------------------------------
Total distributions                                     (0.13)      (0.30)           -
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   11.98   $   12.17     $  12.33
=======================================================================================
TOTAL RETURN(3)                                         (0.47)%      1.18%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   3,662   $   2,739     $    606
  Ratio of expenses to average net assets(7)             1.60%*      1.63%        0.00%*
  Ratio of net investment income (loss)
    to average net assets                                2.27%*      2.48%        0.00%*
Portfolio turnover rate                                 28.65%      86.10%       50.96%

=======================================================================================
A CLASS SHARES                                        2004(1)     2003(5)
---------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $   12.17   $   12.24

  Net investment income (loss)(2)                        0.19        0.07
  Net realized and unrealized gain (loss)
   on investments(2)                                    (0.22)      (0.06)
                                                    ----------------------------------
Total from investment operations                        (0.03)       0.01

  Distributions from net investment income              (0.17)      (0.08)
  Distributions from capital gains                          -           -
  Distributions in excess of capital gains                  -           -
                                                    ----------------------------------
Total distributions                                     (0.17)      (0.08)
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   11.97   $   12.17
=======================================================================================
TOTAL RETURN(3,6)                                       (0.22)%      0.11%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $       3   $       1
  Ratio of expenses to average net assets(7)             0.95%*      1.19%*
  Ratio of net investment income (loss)
    to average net assets                                3.10%*      2.39%*
Portfolio turnover rate                                 28.65%      86.10%






--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Class A total return does not include the one-time front-end sales charge.
(7) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      95

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

---------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                            2004(1)       2003         2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   12.69     $ 13.00     $  12.69    $  12.52    $  11.98    $  12.59

 Net investment income (loss)(2)                   0.22        0.38         0.60        0.71        0.74        0.73
 Net realized and unrealized gain (loss)
    on investments(2)                             (0.18)      (0.08)        0.38        0.23        0.54       (0.58)
                                              ----------------------------------------------------------------------
Total from investment operations                   0.04        0.30         0.98        0.94        1.28        0.15

  Distributions from net investment income        (0.22)      (0.36)       (0.61)      (0.71)      (0.74)      (0.73)
  Distributions from capital gains                (0.00)(6)   (0.25)       (0.06)      (0.06)       0.00       (0.03)
                                              ----------------------------------------------------------------------
Total distributions                               (0.22)      (0.61)       (0.67)      (0.77)      (0.74)      (0.76)
                                              ----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $   12.51     $ 12.69     $  13.00    $  12.69    $  12.52    $  11.98
=====================================================================================================================
TOTAL RETURN(3)                                    0.38%       2.34%        7.90%       7.68%      11.11%       1.19%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $ 155,010   $ 159,367   $  173,978    $ 11,948    $123,632    $127,307
  Ratio of expenses to average net assets(8)       0.81%*      0.84%        0.84%       0.87%       0.87%       0.89%
  Ratio of net investment income (loss)
    to average net assets                          3.42%*      2.93%        4.69%       5.62%       6.13%       5.91%
Portfolio turnover rate                           95.17%     425.28%      294.60%     228.07%     263.34%     273.95%

=====================================================================================================================
INVESTOR CLASS SHARES                           2004(1)       2003         2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD          $   12.69     $ 13.05     $  12.69    $  12.52    $  11.98    $  12.59

  Net investment income (loss)(2)                  0.18        0.32         0.61        0.65        0.68        0.66
  Net realized and unrealized gain (loss)
    on investments(2)                             (0.16)      (0.09)        0.33        0.22        0.54       (0.58)
                                              ----------------------------------------------------------------------
Total from investment operations                   0.02        0.23         0.94        0.87        1.22        0.08

  Distributions from net investment income        (0.20)      (0.34)       (0.52)      (0.64)      (0.68)      (0.66)
  Distributions from capital gains                (0.00)(6)   (0.25)       (0.06)      (0.06)       0.00       (0.03)
                                              ----------------------------------------------------------------------
Total distributions                               (0.20)      (0.59)       (0.58)      (0.70)      (0.68)      (0.69)
                                              ----------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $   12.51     $ 12.69     $  13.05    $  12.69    $  12.52    $  11.98
=====================================================================================================================
TOTAL RETURN(3)                                    0.15%       1.80%        7.57%       7.14%      10.58%       0.69%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $   1,313     $ 1,362     $  2,137    $ 17,481    $ 18,531    $ 26,802
  Ratio of expenses to average net assets(8)       1.29%*      1.32%        1.31%       1.37%       1.37%       1.39%
  Ratio of net investment income (loss)
    to average net assets                          2.94%*      2.45%        4.54%       5.12%       5.63%       5.41%
Portfolio turnover rate                           95.17%     425.28%      294.60%     228.07%     263.34%     273.95%



















--------------------------------------------------------------------------------

96               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-----------------------------------------------------------------------------------------
C CLASS SHARES                                        2004(1)       2003        2002(4)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   12.71    $  13.00     $  13.01

  Net investment income (loss)(2)                        0.15        0.25            -
  Net realized and unrealized gain (loss)
    on investments(2)                                   (0.17)      (0.08)       (0.01)
                                                    ----------------------------------
Total from investment operations                        (0.02)       0.17        (0.01)

  Distributions from net investment income              (0.16)      (0.24)           -
  Distributions from capital gains                      (0.00)(6)   (0.22)           -
  Distributions in excess of capital gains                  -           -            -
                                                    ----------------------------------
Total distributions                                     (0.16)      (0.46)           -
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   12.53    $  12.71     $  13.00
=========================================================================================
TOTAL RETURN(3)                                         (0.12)%      1.30%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $     940    $  1,401     $    631
  Ratio of expenses to average net assets(8)             1.81%*      1.85%        0.00%*
  Ratio of net investment income (loss)
    to average net assets                                2.39%*      1.92%        0.00%*
Portfolio turnover rate                                 95.17%     425.28%      294.60%

=========================================================================================
A CLASS SHARES                                        2004(1)     2003(5)
-----------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $   12.68    $  12.91

  Net investment income (loss)(2)                        0.21        0.09
  Net realized and unrealized gain (loss)
    on investments(2)                                   (0.18)          -
                                                    ----------------------------------
Total from investment operations                         0.03        0.09

  Distributions from net investment income              (0.21)      (0.10)
  Distributions from capital gains                      (0.00)(6)   (0.22)
  Distributions in excess of capital gains                  -           -
                                                    ----------------------------------
Total distributions                                     (0.21)      (0.32)
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   12.50    $  12.68
=========================================================================================
TOTAL RETURN(3,7)                                        0.26%       0.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $      67    $      1
  Ratio of expenses to average net assets(8)             1.06%*      1.59%*
  Ratio of net investment income (loss)
    to average net assets                                3.02%*      2.78%*
Portfolio turnover rate                                 95.17%     425.28%






--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Less than ($0.005) per share.
(7) Class A total return does not include the one-time front-end sales charge.
(8) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      97

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

---------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                               2004(1)        2003           2002          2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     1.00     $     1.00     $     1.00    $     1.00    $   1.00     $   1.00

  Net investment income(2)                            0.00(6)        0.01           0.01          0.04        0.06         0.05
  Distributions from net investment income           (0.00)(6)      (0.01)         (0.01)        (0.04)      (0.06)       (0.05)
                                                -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $     1.00     $     1.00     $     1.00    $     1.00    $   1.00     $   1.00
=================================================================================================================================
TOTAL RETURN(3)                                       0.32%          0.72%          1.45%         3.81%       5.99%        4.72%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $1,188,192     $1,175,275     $1,249,928    $1,177,405    $552,255     $380,620
  Ratio of expenses to average net assets(8)          0.47%*         0.46%          0.46%         0.44%       0.45%        0.48%
  Ratio of net investment income to average
    net assets                                        0.63%*         0.72%          1.43%         3.48%       5.88%        4.66%

=================================================================================================================================
INVESTOR CLASS SHARES                              2004(1)        2003           2002          2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $     1.00     $     1.00     $     1.00     $    1.00    $   1.00     $   1.00

  Net investment income(2)                            0.00(6)        0.00(6)        0.01          0.03        0.05         0.04
  Distributions from net investment income           (0.00)(6)      (0.00)(6)      (0.01)        (0.03)      (0.05)       (0.04)
                                                -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $     1.00     $     1.00     $     1.00     $    1.00    $   1.00     $   1.00
=================================================================================================================================
TOTAL RETURN(3)                                       0.19%          0.35%          0.94%         3.30%       5.47%        4.20%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $   11,970     $   15,832     $   20,228     $   9,651    $  7,746     $  8,034
  Ratio of expenses to average net assets(8)          0.72%*         0.85%          0.97%         0.94%       0.95%        0.98%
  Ratio of net investment income to average
    net assets                                        0.38%*         0.35%          0.88%         3.20%       5.35%        4.16%

























--------------------------------------------------------------------------------

98               SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

------------------------------------------------------------------------------------------
C CLASS SHARES                                        2004(1)        2003         2002(4)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   1.00      $   1.00      $  1.00

  Net investment income (loss)(2)                       0.00(6)       0.00(6)         -
  Distributions from net investment income             (0.00)(6)     (0.00)(6)        -
                                                    -----------------------------------
NET ASSET VALUE, END OF PERIOD                      $   1.00      $   1.00      $  1.00
==========================================================================================
TOTAL RETURN(3)                                         0.19%         0.35%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $    922      $    747      $   302
  Ratio of expenses to average net assets(8)            0.72%*        0.81%        0.00%
  Ratio of net investment income to average
    net assets                                          0.39%*        0.35%        0.00%

==========================================================================================
A CLASS SHARES                                        2004(1)       2003(5)
------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $   1.00      $   1.00

  Net investment income (loss)(2)                       0.00(6)       0.00(6)
  Distributions from net investment income             (0.00)(6)     (0.00)(6)
                                                    -----------------------------------
NET ASSET VALUE, END OF PERIOD                      $   1.00      $   1.00
==========================================================================================
TOTAL RETURN(3,7)                                       0.19%         0.10%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $     10      $     10
  Ratio of expenses to average net assets(8)            0.75%*        0.71%*
  Ratio of net investment income to average
    net assets                                          0.39%*        0.40%*
























--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4) Class commenced operations on December 30, 2002.
(5) Class commenced operations on September 29, 2003.
(6) Less than ($0.005) per share.
(7) Class A total return does not include the one-time front-end sales charge.
(8) The effect of any custody credits on this ratio is less than 0.01%.
* Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                      99

================================================================================
                        ACCESSOR INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                    2004(1)       2003         2002        2001      2000(4)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   15.29   $   15.19     $  15.09    $  15.01    $  15.00

  Net investment income (loss)(2)                          0.21        0.53         0.69        0.81           -
  Net realized and unrealized gain (loss)
    on investments(2)                                     (0.18)       0.17         0.14        0.07        0.01
                                                      ----------------------------------------------------------
Total from investment operations                           0.03        0.70         0.83        0.88        0.01

  Distributions from net investment income                (0.22)      (0.53)       (0.69)      (0.80)          -
  Distributions from capital gains                        (0.03)      (0.07)       (0.03)          -           -
  Distributions in excess of capital gains                    -           -            -           -           -
  Distributions from return of capital                        -           -        (0.01)          -           -
                                                      ----------------------------------------------------------
Total distributions                                       (0.25)      (0.60)       (0.73)      (0.80)          -
                                                      ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   15.07   $   15.29     $  15.19    $  15.09    $  15.01
===================================================================================================================
TOTAL RETURN(3)                                            0.17%       4.68%        5.68%       5.95%       0.07%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   7,472   $   7,313     $  9,689    $ 12,534    $    400
  Ratio of gross expenses to average net assets            0.26%*      0.29%        0.24%       1.18%       0.10%*
  Ratio of net expenses to average net assets              0.19%*      0.10%        0.10%       0.10%       0.10%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by
    the advisor) to average net assets                     2.74%*      3.30%        4.43%       4.59%      (0.10)%*
  Ratio of net investment income (loss)
    to average net assets                                  2.82%*      3.49%        4.56%       5.67%      (0.10)%*
Portfolio turnover rate                                    2.67%      52.48%       50.44%      38.76%       0.00%

===================================================================================================================
INVESTOR CLASS SHARES                                     2004(1)       2003         2002        2001    2000(4)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   15.29   $   15.19     $  15.09    $  15.00    $  15.00

  Net investment income (loss)(2)                          0.18        0.46         0.63        0.75           -
  Net realized and unrealized gain (loss)
    on investments(2)                                     (0.20)       0.16         0.13        0.06           -
                                                      ----------------------------------------------------------
Total from investment operations                          (0.02)       0.62         0.76        0.81           -

  Distributions from net investment income                (0.18)      (0.45)       (0.62)      (0.72)          -
  Distributions from capital gains                        (0.03)      (0.07)       (0.03)      (0.00)          -
  Distributions in excess of capital gains                    -           -            -           -           -
  Distributions from return of capital                        -           -        (0.01)          -           -
                                                      ----------------------------------------------------------
Total distributions                                       (0.21)      (0.52)       (0.66)      (0.72)          -
                                                      ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   15.06   $   15.29     $  15.19    $  15.09    $  15.00
===================================================================================================================
TOTAL RETURN(3)                                           (0.14)%      4.17%        5.16%       5.49%       0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   3,083   $   3,015     $  2,840    $  1,596    $    454
  Ratio of gross expenses to average net assets            0.76%*      0.79%        0.74%       1.67%       0.60%*
  Ratio of net expenses to average net assets              0.69%*      0.60%        0.60%       0.60%       0.60%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by
    the advisor) to average net assets                     2.23%*      2.78%        4.05%       3.84%      (0.60)%*
  Ratio of net investment income (loss)
    to average net assets                                  2.30%*      2.96%        4.18%       4.92%      (0.60)%*
Portfolio turnover rate                                    2.67%      52.48%       50.44%      38.76%       0.00%






--------------------------------------------------------------------------------

100              SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                        ACCESSOR INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-----------------------------------------------------------------------------------------
C CLASS SHARES                                        2004(1)       2003        2002(5)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   15.28   $   15.18     $   15.19

  Net investment income (loss)(2)                        0.15        0.33             -
  Net realized and unrealized gain (loss)
    on investments(2)                                   (0.20)       0.21         (0.01)
                                                    -----------------------------------
Total from investment operations                        (0.05)       0.54         (0.01)

  Distributions from net investment income              (0.15)      (0.37)            -
  Distributions from capital gains                      (0.03)      (0.07)            -
  Distributions in excess of capital gains                  -           -             -
                                                    -----------------------------------
Total distributions                                     (0.18)      (0.44)            -
                                                    -----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   15.05   $   15.28     $   15.18
=========================================================================================
TOTAL RETURN(3)                                         (0.34)%      3.62%            -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   1,497   $     448     $       1
  Ratio of gross expenses to average net assets          1.27%*      1.29%         0.00%*
  Ratio of net expenses to average net assets            1.20%*      1.10%         0.00%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by
    the advisor) to average net assets                   1.93%*      2.08%         0.00%*
  Ratio of net investment income (loss)
    to average net assets                                2.00%*      2.27%         0.00%*
Portfolio turnover rate                                  2.67%      52.48%        50.44%

=========================================================================================
A CLASS SHARES                                        2004(1)       2003(6)
-----------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $   15.29   $   15.32

  Net investment income (loss)(2)                        0.22        0.10
  Net realized and unrealized gain (loss)
    on investments(2)                                   (0.22)       0.04
                                                    -----------------------------------
Total from investment operations                         0.00        0.14

  Distributions from net investment income              (0.20)      (0.10)
  Distributions from capital gains                      (0.03)      (0.07)
  Distributions in excess of capital gains                  -           -
                                                    -----------------------------------
Total distributions                                     (0.23)      (0.17)
                                                    -----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   15.06   $   15.29
=========================================================================================
TOTAL RETURN(3,7)                                       (0.01)%      0.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $     576   $     150
  Ratio of gross expenses to average net assets          0.52%*      1.11%*
  Ratio of net expenses to average net assets            0.45%*      0.37%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by
    the advisor) to average net assets                   2.62%*      4.04%*
  Ratio of net investment income (loss)
    to average net assets                                2.69%*      4.78%*
Portfolio turnover rate                                  2.67%      52.48%





--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of his calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4) Fund commenced operations on December 27, 2000.
(5) Class commenced operations on December 30, 2002.
(6) Class commenced operations on September 29, 2003.
(7) Class A total return does not include the one-time front-end sales charge.
* Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     101

================================================================================
                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                              financial highlights
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                    2004(1)       2003         2002        2001       2000(4)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   14.83   $   13.48     $  14.32    $  15.00     $ 15.00

  Net investment income (loss)(2)                          0.17        0.40         0.47        0.61           -
  Net realized and unrealized gain (loss)
    on investments(2)                                      0.05        1.40        (0.82)      (0.70)          -
                                                      ----------------------------------------------------------
Total from investment operations                           0.22        1.80        (0.35)      (0.09)          -

  Distributions from net investment income                (0.17)      (0.39)       (0.46)      (0.56)          -
  Distributions from capital gains                        (0.00)(7)   (0.06)       (0.03)      (0.03)          -
  Distributions in excess of capital gains                    -           -            -           -           -
                                                      ----------------------------------------------------------
Total distributions                                       (0.17)      (0.45)       (0.49)      (0.59)          -
                                                      ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   14.88   $   14.83     $  13.48    $  14.32     $ 15.00
==================================================================================================================
TOTAL RETURN(3)                                            1.48%      13.56%       (2.45)%     (0.57)%      0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  11,430   $   8,693     $  5,224    $  2,519     $   289
  Ratio of gross expenses to average net assets            0.24%*      0.30%        0.28%       0.76%       0.10%*
  Ratio of net expenses to average net assets              0.19%*      0.10%        0.10%       0.10%       0.10%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                         2.24%*      2.64%        3.33%       3.58%      (0.10)%*
  Ratio of net investment income (loss)
    to average net assets                                  2.28%*      2.84%        3.50%       4.24%      (0.10)%*
Portfolio turnover rate                                    0.00%      26.08%       24.38%      22.19%       0.00%

==================================================================================================================
INVESTOR CLASS SHARES                                   2004(1)       2003         2002        2001        2000(4)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   14.83   $   13.48     $  14.32    $  15.00     $ 15.00

  Net investment income (loss)(2)                          0.14        0.33         0.41        0.54           -
  Net realized and unrealized gain (loss)
    on investments(2)                                      0.05        1.40        (0.82)      (0.70)          -
                                                      ----------------------------------------------------------
Total from investment operations                           0.17        1.73        (0.41)      (0.16)          -

  Distributions from net investment income                (0.13)      (0.32)       (0.40)      (0.49)          -
  Distributions from capital gains                        (0.00)(7)   (0.06)       (0.03)      (0.03)          -
  Distributions in excess of capital gains                    -           -            -           -           -
                                                      ----------------------------------------------------------
Total distributions                                       (0.13)      (0.38)       (0.43)      (0.52)          -
                                                      ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   14.87   $   14.83     $  13.48    $  14.32     $ 15.00
==================================================================================================================
TOTAL RETURN(3)                                            1.24%      13.00%       (2.92)%     (1.04)%      0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   4,497   $   3,818     $  3,473    $  3,808     $ 2,306
  Ratio of gross expenses to average net assets            0.73%*      0.80%        0.78%       1.26%       0.60%*
  Ratio of net expenses to average net assets              0.69%*      0.60%        0.60%       0.60%       0.60%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                         1.72%*      2.15%        2.82%       3.01%      (0.60)%*
  Ratio of net investment income (loss)
  to average net assets                                    1.76%*      2.35%        3.00%       3.67%      (0.60)%*
Portfolio turnover rate                                    0.00%      26.08%       24.38%      22.19%       0.00%








--------------------------------------------------------------------------------

102              SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                              financial highlights
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-----------------------------------------------------------------------------------------
C CLASS SHARES                                          20041       2003         2002(5)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   14.81   $   13.48     $  13.47
  Net investment income (loss)(2)                        0.11        0.27            -
  Net realized and unrealized gain (loss)
    on investments(2)                                    0.02        1.37         0.01
                                                    ----------------------------------
Total from investment operations                         0.13        1.64         0.01

  Distributions from net investment income              (0.10)      (0.25)           -
  Distributions from capital gains                      (0.00)(7)   (0.06)           -
  Distributions in excess of capital gains                  -           -            -
                                                    ----------------------------------
Total distributions                                     (0.10)      (0.31)           -
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   14.84   $   14.81     $  13.48
=========================================================================================
TOTAL RETURN(3)                                          0.92%      12.42%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   4,463   $   1,221     $      1
  Ratio of gross expenses to average net assets          1.24%*      1.30%        0.00%*
  Ratio of net expenses to average net assets            1.20%*      1.10%        0.00%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                       1.46%*      1.73%        0.00%*
  Ratio of net investment income (loss)
    to average net assets                                1.51%*      1.93%        0.00%*
Portfolio turnover rate                                  0.00%      26.08%       24.38%

=========================================================================================
A CLASS SHARES                                        2004(1)     2003(6)
-----------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $   14.83   $   14.33

  Net investment income (loss)(2)                        0.17        0.07
  Net realized and unrealized gain (loss)
    on investments(2)                                    0.02        0.57
                                                    ----------------------------------
Total from investment operations                         0.19        0.64

  Distributions from net investment income              (0.15)      (0.08)
  Distributions from capital gains                      (0.00)(7)   (0.06)
  Distributions in excess of capital gains                  -           -
                                                    ----------------------------------
Total distributions                                     (0.15)      (0.14)
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   14.87   $   14.83
=========================================================================================
TOTAL RETURN(3,8)                                        1.26%       4.48%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   1,695   $      47
  Ratio of gross expenses to average net assets          0.59%*      1.25%*
  Ratio of net expenses to average net assets            0.55%*      0.45%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                       1.99%*      1.82%*
  Ratio of net investment income (loss)
    to average net assets                                2.03%*      2.61%*
Portfolio turnover rate                                  0.00%      26.08%




--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4) Fund commenced operations on December 27, 2000.
(5) Class commenced operations on December 30, 2002.
(6) Class commenced operations on September 29, 2003.
(7) Less than ($0.005) per share.
(8) Class A total return does not include the one-time front-end sales charge.
* Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     103

================================================================================
                       ACCESSOR BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                    2004(1)       2003         2002        2001       2000(4)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   14.40   $   12.38     $  13.85    $  15.00     $ 15.00

  Net investment income (loss)(2)                          0.14        0.33         0.37        0.48           -
  Net realized and unrealized gain (loss)
    on investments(2)                                      0.20        2.05        (1.47)      (1.17)          -
                                                      ----------------------------------------------------------
Total from investment operations                           0.34        2.38        (1.10)      (0.69)          -

  Distributions from net investment income                (0.14)      (0.33)       (0.35)      (0.41)          -
  Distributions from capital gains                        (0.00)(7)   (0.03)       (0.02)      (0.05)          -
  Distributions in excess of capital gains                    -           -            -           -           -
                                                      ----------------------------------------------------------
Total distributions                                       (0.14)      (0.36)       (0.37)      (0.46)          -
                                                      ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   14.60   $   14.40     $  12.38    $  13.85     $ 15.00
==================================================================================================================
TOTAL RETURN(3)                                            2.39%      19.52%       (7.94)%     (4.57)%      0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  22,029   $  19,354    $  12,089   $  10,158     $   297
  Ratio of gross expenses to average net assets            0.20%*      0.23%        0.23%       0.40%       0.10%*
  Ratio of net expenses to average net assets              0.19%*      0.10%        0.10%       0.10%       0.10%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                         1.91%*      2.34%        2.71%       3.08%      (0.10)%*
  Ratio of net investment income (loss)
    to average net assets                                  1.92%*      2.46%        2.83%       3.39%      (0.10)%*
Portfolio turnover rate                                    0.60%      19.58%       21.72%      15.60%       0.00%

==================================================================================================================
INVESTOR CLASS SHARES                                   2004(1)       2003         2002        2001       2000(4)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   14.39   $   12.38     $  13.85    $  15.00     $ 15.00

  Net investment income (loss)(2)                          0.10        0.26         0.30        0.39           -
  Net realized and unrealized gain (loss)
    on investments(2)                                      0.20        2.05        (1.46)      (1.16)          -
                                                      ----------------------------------------------------------
Total from investment operations                           0.30        2.31        (1.16)      (0.77)          -

  Distributions from net investment income                (0.10)      (0.27)       (0.29)      (0.33)          -
  Distributions from capital gains                        (0.00)(7)   (0.03)       (0.02)      (0.05)          -
  Distributions in excess of capital gains                    -           -            -           -           -
                                                      ----------------------------------------------------------
Total distributions                                       (0.10)      (0.30)       (0.31)      (0.38)          -
                                                      ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   14.59   $   14.39     $  12.38    $  13.85     $ 15.00
==================================================================================================================
TOTAL RETURN(3)                                            2.21%      18.86%       (8.40)      (5.07)       0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   7,471   $   6,994     $  6,492    $  6,536     $ 4,984
  Ratio of gross expenses to average net assets            0.70%*      0.73%        0.73%       0.90%       0.60%*
  Ratio of net expenses to average net assets              0.69%*      0.60%        0.60%       0.60%       0.60%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                         1.41%*      1.83%        2.21%       2.48%      (0.60)%*
  Ratio of net investment income (loss)
    to average net assets                                  1.42%*      1.96%        2.34%       2.78%      (0.60)%*
Portfolio turnover rate                                    0.60%      19.58%       21.72%      15.60%       0.00%







--------------------------------------------------------------------------------

104              SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                       ACCESSOR BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

---------------------------------------------------------------------------------------
C CLASS SHARES                                        2004(1)       2003       2002(5)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   14.38   $   12.37     $  12.36
  Net investment income (loss)(2)                        0.07        0.20            -
  Net realized and unrealized gain (loss)
    on investments(2)                                    0.20        2.05         0.01
                                                    ----------------------------------
Total from investment operations                         0.27        2.25         0.01

  Distributions from net investment income              (0.07)      (0.21)           -
  Distributions from capital gains                      (0.00)(7)   (0.03)           -
  Distributions in excess of capital gains                  -           -            -
                                                    ----------------------------------
Total distributions                                     (0.07)      (0.24)           -
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   14.58   $   14.38     $  12.37
=======================================================================================

TOTAL RETURN(3)                                          1.92%      18.33%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   8,013   $   5,192     $      1
  Ratio of gross expenses to average net assets          1.21%*      1.23%        0.00%*
  Ratio of net expenses to average net assets            1.20%*      1.10%        0.00%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                       1.00%*      1.37%        0.00%*
  Ratio of net investment income (loss)
    to average net assets                                1.01%*      1.50%        0.00%*
Portfolio turnover rate                                  0.60%      19.58%       21.72%

=======================================================================================
A CLASS SHARES                                        2004(1)      2003(6)
---------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $   14.39   $   13.56
  Net investment income (loss)(2)                        0.13        0.07
  Net realized and unrealized gain (loss)
    on investments(2)                                    0.19        0.86
                                                    ----------------------------------
Total from investment operations                         0.32        0.93

  Distributions from net investment income              (0.12)      (0.07)
  Distributions from capital gains                      (0.00)(7)   (0.03)
  Distributions in excess of capital gains                  -           -
                                                    ----------------------------------
Total distributions                                     (0.12)      (0.10)
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   14.59   $   14.39
=======================================================================================
TOTAL RETURN(3,8)                                        2.26%       6.89%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   2,405   $     276
  Ratio of gross expenses to average net assets          0.56%*      0.97%*
  Ratio of net expenses to average net assets            0.55%*      0.45%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                       1.96%*      2.79%*
  Ratio of net investment income (loss)
    to average net assets                                1.97%*      3.30%*
Portfolio turnover rate                                  0.60%       19.58%

--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4) Fund commenced operations on December 27, 2000.
(5) Class commenced operations on December 30, 2002.
(6) Class commenced operations on September 29, 2003.
(7) Less than ($0.005) per share.
(8) Class A total return does not include the one-time front-end sales charge.
* Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     105

================================================================================
                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                    2004(1)      2003         2002        2001        2000(4)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   14.15    $  11.86     $  13.65    $  15.02     $ 15.00

  Net investment income (loss)(2)                          0.12        0.28         0.31        0.39           -
  Net realized and unrealized gain (loss)
    on investments(2)                                      0.26        2.31        (1.78)      (1.42)       0.02
                                                      ----------------------------------------------------------
Total from investment operations                           0.38        2.59        (1.47)      (1.03)       0.02

  Distributions from net investment income                (0.11)      (0.27)       (0.31)      (0.31)          -
  Distributions from capital gains                        (0.00)(7)   (0.03)       (0.01)      (0.03)          -
  Distributions in excess of capital gains                    -           -            -           -           -
                                                      ----------------------------------------------------------
Total distributions                                       (0.11)      (0.30)       (0.32)      (0.34)          -
                                                      ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   14.42    $  14.15     $  11.86    $  13.65     $ 15.02
==================================================================================================================
TOTAL RETURN(3)                                            2.81%      22.09%      (10.84)%     (6.83)%      0.13%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  29,397    $ 22,173     $ 16,703    $ 18,969     $   247
  Ratio of gross expenses to average net assets            0.19%*      0.23%        0.24%       0.45%       0.10%*
  Ratio of net expenses to average net assets              0.19%*      0.10%        0.10%       0.10%       0.10%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                         1.68%*      2.06%        2.30%       2.59%      (0.10)%*
  Ratio of net investment income (loss)
    to average net assets                                  1.68%*      2.19%        2.44%       2.94%      (0.10)%*
Portfolio turnover rate                                    0.00%      19.56%       32.07%       6.44%       0.00%

==================================================================================================================
INVESTOR CLASS SHARES                                   2004(1)       2003         2002        2001        2000(4)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   14.14    $  11.86     $  13.65    $  15.02     $ 15.00

  Net investment income (loss)(2)                          0.09        0.21         0.25        0.33           -
  Net realized and unrealized gain (loss)
    on investments2                                        0.27        2.31        (1.78)      (1.42)       0.02
                                                      ----------------------------------------------------------
Total from investment operations                           0.36        2.52        (1.53)      (1.09)       0.02

  Distributions from net investment income                (0.08)      (0.21)       (0.25)      (0.25)          -
  Distributions from capital gains                        (0.00)(7)   (0.03)       (0.01)      (0.03)          -
  Distributions in excess of capital gains                    -           -            -           -           -
                                                      ----------------------------------------------------------
Total distributions                                       (0.08)      (0.24)       (0.26)      (0.28)          -
                                                      ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   14.42    $  14.14     $  11.86    $  13.65     $ 15.02
==================================================================================================================
TOTAL RETURN(3)                                            2.64%      21.41%      (11.29)%     (7.27)%     13.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   4,911    $  3,818     $  3,081    $  2,026     $    87
  Ratio of gross expenses to average net assets            0.69%*      0.73%        0.74%       0.94%       0.60%*
  Ratio of net expenses to average net assets              0.69%*      0.60%        0.60%       0.60%       0.60%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                         1.20%*      1.56%        1.85%       2.07%      (0.60)%*
  Ratio of net investment income (loss)
    to average net assets                                  1.20%*      1.69%        1.99%       2.41%      (0.60)%*
Portfolio turnover rate                                    0.00%      19.56%       32.07%       6.44%       0.00%








--------------------------------------------------------------------------------

106              SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-----------------------------------------------------------------------------------------
C CLASS SHARES                                        2004(1)       2003         2002(5)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   14.13   $   11.86     $  11.84
  Net investment income (loss)(2)                        0.05        0.17            -
  Net realized and unrealized gain (loss)
    on investments(2)                                    0.26        2.30         0.02
                                                    ----------------------------------
Total from investment operations                         0.31        2.47         0.02

  Distributions from net investment income              (0.05)      (0.17)           -
  Distributions from capital gains                      (0.00)(7)   (0.03)           -
  Distributions in excess of capital gains                  -           -            -
                                                    ----------------------------------
Total distributions                                     (0.05)      (0.20)           -
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   14.39   $   14.13     $  11.86
=========================================================================================
TOTAL RETURN(3)                                          2.30%      20.95%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $  15,570   $   8,012     $      1
  Ratio of gross expenses to average net assets          1.20%*      1.23%        0.00%*
  Ratio of net expenses to average net assets            1.20%*      1.10%        0.00%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                       0.75%*      1.18%        0.00%*
  Ratio of net investment income (loss)
    to average net assets                                0.75%*      1.31%        0.00%*
Portfolio turnover rate                                  0.00%      19.56%       32.07%

=========================================================================================
A CLASS SHARES                                        2004(1)       2003(6)
-----------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $   14.13   $   13.16
  Net investment income (loss)(2)                        0.12        0.07
  Net realized and unrealized gain (loss)
    on investments(2)                                    0.25        0.99
                                                    ----------------------------------
Total from investment operations                         0.37        1.06

  Distributions from net investment income              (0.10)      (0.06)
  Distributions from capital gains                      (0.00)(7)   (0.03)
  Distributions in excess of capital gains                  -           -
                                                    ----------------------------------
Total distributions                                     (0.10)      (0.09)
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   14.40   $   14.13
=========================================================================================
TOTAL RETURN(3,8)                                        2.70%       8.05%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   8,393   $     390
  Ratio of gross expenses to average net assets          0.55%*      0.97%*
  Ratio of net expenses to average net assets            0.55%*      0.45%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                       1.54%*      2.33%*
  Ratio of net investment income (loss)
    to average net assets                                1.54%*      2.85%*
Portfolio turnover rate                                  0.00%      19.56%

--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4) Fund commenced operations on December 27, 2000.
(5) Class commenced operations on December 30, 2002.
(6) Class commenced operations on September 29, 2003.
(7) Less than ($0.005) per share.
(8) Class A total return does not include the one-time front-end sales charge.
* Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================
                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     107

================================================================================
                        ACCESSOR GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                    2004(1)       2003         2002        2001         2000(4)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   13.62   $   10.80     $  13.00    $  15.00     $  15.00

  Net investment income (loss)(2)                          0.09        0.20         0.19        0.24            -
  Net realized and unrealized gain (loss)
    on investments(2)                                      0.40        2.82        (2.20)      (2.00)           -
                                                       ----------------------------------------------------------
Total from investment operations                           0.49        3.02        (2.01)      (1.76)           -

  Distributions from net investment income                (0.08)      (0.20)       (0.19)      (0.20)           -
  Distributions from capital gains                            -           -            -       (0.04)           -
  Distributions in excess of capital gains                    -           -            -           -            -
                                                       ----------------------------------------------------------
Total distributions                                       (0.08)      (0.20)       (0.19)      (0.24)           -
                                                       ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   14.03   $   13.62     $  10.80    $  13.00     $  15.00
====================================================================================================================
TOTAL RETURN(3)                                            3.63%      28.22%      (15.50)%    (11.70)%       0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  28,051   $  25,041     $ 20,095    $ 23,658     $    223
  Ratio of gross expenses to average net assets            0.20%*      0.22%        0.22%       0.32%        0.10%*
  Ratio of net expenses to average net assets              0.19%*      0.10%        0.10%       0.10%        0.10%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                         1.27%*      1.59%        1.48%       1.66%       (0.10)%*
  Ratio of net investment income (loss)
    to average net assets                                  1.28%*      1.71%        1.60%       1.88%       (0.10)%*
Portfolio turnover rate                                    2.06%      16.85%        9.59%      14.93%        0.00%

====================================================================================================================
INVESTOR CLASS SHARES                                   2004(1)       2003         2002        2001         2000(4)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   13.62   $   10.80     $  13.00    $  15.00     $  15.00

  Net investment income (loss)(2)                          0.05        0.14         0.13        0.16            -
  Net realized and unrealized gain (loss)
    on investments(2)                                      0.40        2.82        (2.21)      (1.98)           -
                                                       ----------------------------------------------------------
Total from investment operations                           0.45        2.96        (2.08)      (1.82)           -

  Distributions from net investment income                (0.05)      (0.14)       (0.13)      (0.14)           -
  Distributions from capital gains                            -           -            -       (0.04)           -
  Distributions in excess of capital gains                    -           -            -           -            -
                                                       ----------------------------------------------------------
Total distributions                                       (0.05)      (0.14)       (0.13)      (0.18)           -
                                                       ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   14.02   $   13.62     $  10.80    $  13.00     $  15.00
====================================================================================================================
TOTAL RETURN(3)                                            3.39%      27.59%      (15.91)%    (12.13)%       0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   8,710   $   8,049     $  7,080    $  8,441     $  7,463
  Ratio of gross expenses to average net assets            0.70%*      0.72%        0.72%       0.82%        0.60%*
  Ratio of net expenses to average net assets              0.69%*      0.60%        0.60%       0.60%        0.60%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                         0.77%*      1.09%        0.99%       1.02%       (0.60)%*
  Ratio of net investment income (loss)
    to average net assets                                  0.77%*      1.21%        1.10%       1.24%       (0.60)%*
Portfolio turnover rate                                    2.06%      16.85%        9.59%      14.93%        0.00%







--------------------------------------------------------------------------------

108              SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                        ACCESSOR GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-----------------------------------------------------------------------------------------
C CLASS SHARES                                        2004(1)       2003         2002(5)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   13.59   $   10.80     $  10.77
  Net investment income (loss)(2)                        0.02        0.13            -
  Net realized and unrealized gain (loss)
    on investments(2)                                    0.41        2.77         0.03
                                                    ----------------------------------
Total from investment operations                         0.43        2.90         0.03

  Distributions from net investment income              (0.03)      (0.11)           -
  Distributions from capital gains                          -           -            -
  Distributions in excess of capital gains                  -           -            -
                                                    ----------------------------------
Total distributions                                     (0.03)      (0.11)           -
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   13.99   $   13.59     $  10.80
=========================================================================================
TOTAL RETURN(3)                                          3.21%      27.04%           -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   9,833   $   5,095     $      1
  Ratio of gross expenses to average net assets          1.20%*      1.22%        0.00%*
  Ratio of net expenses to average net assets            1.20%*      1.10%        0.00%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                       0.35%*      0.97%        0.00%*
  Ratio of net investment income (loss)
    to average net assets                                0.35%*      1.09%        0.00%*
Portfolio turnover rate                                  2.06%      16.85%        9.59%

=========================================================================================
A CLASS SHARES                                        2004(1)       2003(6)
-----------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $   13.62   $   12.35
  Net investment income (loss)(2)                        0.07        0.05
  Net realized and unrealized gain (loss)
    on investments(2)                                    0.41        1.27
                                                    ----------------------------------
Total from investment operations                         0.48        1.32

  Distributions from net investment income              (0.07)      (0.05)
  Distributions from capital gains                          -           -
  Distributions in excess of capital gains                  -           -
                                                    ----------------------------------
Total distributions                                     (0.07)      (0.05)
                                                    ----------------------------------

NET ASSET VALUE, END OF PERIOD                      $   14.03   $   13.62
=========================================================================================
TOTAL RETURN(3,7)                                        3.50%      10.65%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   8,735   $   2,136
  Ratio of gross expenses to average net assets          0.55%*      0.94%*
  Ratio of net expenses to average net assets            0.55%*      0.45%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                       1.07%*      1.41%*
  Ratio of net investment income (loss)
    to average net assets                                1.07%*      1.90%*
Portfolio turnover rate                                  2.06%      16.85%

--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. 4Fund commenced operations on December 27, 2000.
(5) Class commenced operations on December 30, 2002.
(6) Class commenced operations on September 29, 2003.
(7) Class A total return does not include the one-time front-end sales charge.
* Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     109

================================================================================
                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                                    2004(1)      2003        2002         2001       2000(4)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   13.08   $  10.04    $  12.58     $  15.00    $  15.00

  Net investment income (loss)(2)                          0.01       0.05        0.03         0.03           -
  Net realized and unrealized gain (loss)
    on investments(2)                                      0.54       3.03       (2.55)       (2.38)          -
                                                      ---------------------------------------------------------
Total from investment operations                           0.55       3.08       (2.52)       (2.35)          -

  Distributions from net investment income                    -      (0.04)      (0.01)           -           -
  Distributions from capital gains                            -          -       (0.01)       (0.04)          -
  Distributions in excess of capital gains                    -          -           -        (0.03)          -
                                                      ---------------------------------------------------------
Total distributions                                           -      (0.04)      (0.02)       (0.07)          -
                                                      ---------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   13.63   $  13.08    $  10.04     $  12.58    $  15.00
=================================================================================================================
TOTAL RETURN(3)                                            4.28%     30.74%     (20.02)%     (15.68)%      0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $  13,231   $ 11,580    $  8,120     $ 10,547    $    226
  Ratio of gross expenses to average net assets            0.22%*     0.25%       0.23%        0.39%       0.10%*
  Ratio of net expenses to average net assets              0.19%*     0.10%       0.10%        0.10%       0.10%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                         0.18%*     0.29%       0.16%       (0.04)%     (0.10)%*
  Ratio of net investment income (loss)
  to average net assets                                    0.21%*     0.44%       0.29%        0.25%      (0.10)%*
Portfolio turnover rate                                    1.54%      7.27%       8.11%       30.99%       0.00%

=================================================================================================================
INVESTOR CLASS SHARES                                   2004(1)      2003        2002         2001       2000(4)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                  $   12.94   $   9.95    $  12.51     $  14.99    $  15.00

  Net investment income (loss)(2)                         (0.02)     (0.01)      (0.02)       (0.04)          -
  Net realized and unrealized gain (loss)
    on investments(2)                                      0.54       3.00       (2.53)       (2.37)      (0.01)
                                                      ---------------------------------------------------------
Total from investment operations                           0.52       2.99       (2.55)       (2.41)      (0.01)

  Distributions from net investment income                    -          -           -            -           -
  Distributions from capital gains                            -          -       (0.01)       (0.04)          -
  Distributions in excess of capital gains                    -          -           -        (0.03)          -
                                                      ---------------------------------------------------------
Total distributions                                           -          -       (0.01)       (0.07)          -
                                                      ---------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $   13.46   $  12.94    $  9.95      $  12.51    $  14.99
=================================================================================================================
TOTAL RETURN(3)                                            4.02%     30.15%     (20.41)%     (16.09)%     (0.07)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)              $   9,094   $  8,059    $  6,504     $  8,476    $  7,159
  Ratio of gross expenses to average net assets            0.72%*     0.75%       0.73%        0.89%       0.60%*
  Ratio of net expenses to average net assets              0.69%*     0.60%       0.60%        0.60%       0.60%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                        (0.32)%*   (0.22)%     (0.34)%      (0.58)%     (0.60)%*
  Ratio of net investment income (loss)
    to average net assets                                 (0.29)%*   (0.07)%     (0.21)%      (0.29)%     (0.60)%*
Portfolio turnover rate                                    1.54%      7.27%       8.11%       30.99%       0.00%








--------------------------------------------------------------------------------

110              SEMI-ANNUAL REPORT ~ JUNE 30, 2004 (UNAUDITED)

================================================================================
                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------
C CLASS SHARES                                        2004(1)      2003      2002(5)
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   13.00   $  10.04    $  10.01
  Net investment income (loss)(2)                       (0.05)     (0.04)          -
  Net realized and unrealized gain (loss)
    on investments(2)                                    0.53       3.00        0.03
                                                    --------------------------------
Total from investment operations                         0.48       2.96           -

  Distributions from net investment income                  -          -           -
  Distributions from capital gains                          -          -           -
  Distributions in excess of capital gains                  -          -           -
                                                    --------------------------------
Total distributions                                         -          -           -
                                                    --------------------------------

NET ASSET VALUE, END OF PERIOD                      $   13.48   $  13.00    $  10.04
=====================================================================================
TOTAL RETURN(3)                                          3.77%     29.48%          -
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $   2,301   $    483    $      1
  Ratio of gross expenses to average net assets          1.23%*     1.26%          -
  Ratio of net expenses to average net assets            1.20%*     1.10%          -
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                      (0.73)%*   (0.52)%      0.00%*
  Ratio of net investment income (loss)
    to average net assets                               (0.70)%*   (0.37)%      0.00%*
Portfolio turnover rate                                  1.54%      7.27%       8.11%

=====================================================================================
A CLASS SHARES                                        2004(1)      2003(6)
-------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                $   13.07   $  11.66
  Net investment income (loss)(2)                        0.00(7)    0.02
  Net realized and unrealized gain (loss)
    on investments(2)                                    0.53       1.40
                                                    --------------------------------
Total from investment operations                         0.53       1.42

  Distributions from net investment income                  -      (0.01)
  Distributions from capital gains                          -          -
  Distributions in excess of capital gains                  -          -
                                                    --------------------------------
Total distributions                                         -      (0.01)
                                                    --------------------------------

NET ASSET VALUE, END OF PERIOD                      $   13.60   $  13.07
=====================================================================================
TOTAL RETURN(3,8)                                        4.13%     12.17%
NET ASSETS, END OF PERIOD (IN THOUSANDS)            $     877   $    191
  Ratio of gross expenses to average net assets          0.58%*     1.06%*
  Ratio of net expenses to average net assets            0.55%*     0.45%*
  Ratio of net investment income (loss)
    (excluding expenses paid directly by the
    advisor) to average net assets                      (0.04)%*    0.71%*
  Ratio of net investment income (loss)
    to average net assets                               (0.01)%*    1.32%*
Portfolio turnover rate                                  1.54%      7.27%

--------------------------------------------------------------------------------
(1) For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4) Fund commenced operations on December 27, 2000.
(5) Class commenced operations on December 30, 2002.
(6) Class commenced operations on September 29, 2003.
(7) Less than ($0.005) per share.
(8) Class A total return does not include the one-time front-end sales charge.
* Annualized
Please see "Notes to Financial Statements" for further information.

================================================================================

                       (800) 759-3504 ~ WWW.ACCESSOR.COM                     111

================================================================================
                 THE BOARD OF DIRECTORS OF ACCESSOR FUNDS
--------------------------------------------------------------------------------

The Board of Directors of Accessor Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

                                                                                            NUMBER OF
                                  TERM OF                                                   PORTFOLIOS
                                  OFFICE                                                     IN FUND
NAME, AGE, ADDRESS,              AND LENGTH                                                  COMPLEX       OTHER
AND POSITION HELD WITH              OF           PRINCIPAL OCCUPATIONS DURING PAST          OVERSEEN BY    DIRECTORSHIPS
ACCESSOR FUNDS                    SERVICE        FIVE YEARS                                  DIRECTOR      HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
J. Anthony Whatley, III(1,2)     All positions   Director and President, Accessor Capital       15         None
Age 60                           held since      Corporation, since August 2000; Executive
1420 Fifth Avenue                1991.           Director, Accessor Capital Management LP
Seattle, WA 98101                                since April 1991;
Director, President &
Principal Executive Officer

NON-INTERESTED DIRECTORS
George G. Cobean, III            Director        Director, Vice President, Martinson,           15         Director, Action Auto
Age 65                           since 1991.     Cobean & Associates, P.S. (certified                      Glass of Tacoma, Inc.
1607 S. 341st Place                              public accountants) since 1973.                           Director, Tigre Tierra
Federal Way, WA 98003                                                                                      Manufacturing Co.
Director

Geoffrey C. Cross                Director        President, Geoffrey C. Cross P.S., Inc.,       15         None
Age 63                           since 1993.     (general practice of law) since 1970.
252 Broadway
Tacoma, WA 98402
Director

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

Ravindra A. Deo                  Officer since   Director and Secretary, Accessor Capital
Age 40                           1992.           Corporation, since August 2000; Vice
1420 Fifth Avenue                                Presidentand Chief Investment Officer,
Seattle, WA 98101                                Accessor Capital Management LP since
Treasurer &Principal                             January 1992.
Financial/Accounting
Officer & Senior Vice
President

Linda V. Whatley(2)              Officer since   Vice President, Accessor Capital Management
Age 45                           1991.           LP since April 1991
1420 Fifth Avenue
Seattle, WA 98101
Assistant Secretary &
Senior Vice President

Robert J. Harper                 Officer since   Director and Treasurer, Accessor Capital
Age 59                           1995.           Corporation, since August 2000; Director of
1420 Fifth Avenue                                Sales and Client Service, Accessor Capital
Seattle, WA 98101                                Management LP since October 1993.
Senior Vice President

Christine J. Stansbery           Officer since   Vice President, Accessor Capital
Age 51                           1995.           Corporation since April 2001, Assistant Vice
1420 Fifth Avenue                                President-Compliance, Accessor Capital
Seattle, WA 98101                                Management LP, since January 1997.
Secretary & Senior Vice
President

================================================================================
                    THE BOARD OF DIRECTORS OF ACCESSOR FUNDS
================================================================================

                                                                                            NUMBER OF
                                  TERM OF                                                   PORTFOLIOS
                                  OFFICE                                                     IN FUND
NAME, AGE, ADDRESS,              AND LENGTH                                                  COMPLEX       OTHER
AND POSITION HELD WITH              OF           PRINCIPAL OCCUPATIONS DURING PAST          OVERSEEN BY    DIRECTORSHIPS
ACCESSOR FUNDS                    SERVICE        FIVE YEARS                                  DIRECTOR      HELD
-----------------------------------------------------------------------------------------------------------------------------------
Darin K. Dubendorf               Officer since   Regional Director, Accessor Capital
Age 37                           2002.           Management LP since July 1996.
1420 Fifth Avenue
Seattle, WA 98101
Vice President

R. Michael Daley                 Officer since   Director of Product Development
Age 28                           2002.           since September 2002 and Regional
1420 Fifth Avenue                                Director, Accessor Capital
Seattle, WA 98101                                Management LP since October 1998.
Vice President

Deborah Jean Bryan               Officer since   Director of Operations and Information
Age 36                           2003.           Technology since June 2003, Director of
1420 Fifth Avenue                                Operations since November 1998, Accessor
Seattle, WA 98101                                Capital Management since July 1997.
Vice President









--------------------------------------------------------------------------------
(1) J. Anthony Whatley, III is an interested director due to his position as President and Principal Executive Officer of the Accessor Funds and President of Accessor Capital.
(2) J. Anthony Whatley, III and Linda V. Whatley are husband and wife.
================================================================================

================================================================================
                       INFORMATION ON PROXY VOTING RECORD
--------------------------------------------------------------------------------


Information on Accessor Funds proxy voting record for the period July 1, 2003 through June 30, 2004, is available upon request from Accessor Funds. To receive this information, please contact Accessor Funds either by telephone or in writing as listed below:

                                        Accessor Funds, Inc.
                                        P.O. Box 1748
                                        Seattle, WA 98111
                                        1-800-759-3504



















================================================================================

ACCESSOR FUNDS, INC.

DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Senior Vice President, Principal Financial and
  Accounting Officer
Robert J. Harper, Senior Vice President
Christine J. Stansbery, Secretary and Senior Vice President
Linda V. Whatley, Senior Vice President
Darin K. Dubendorf, Vice President
R. Michael Daley, Vice President
Deborah Jean Bryan, Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR

Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101

CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

DISTRIBUTOR

ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, Colorado 80202

TRANSFER AGENT

Accessor Capital Management LP
P.O. Box 1748
Seattle, Washington 98111

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two Prudential Plaza
180 North Stetson Avenue
Chicago, Illinois 60601


            Accessor Funds are distributed by ALPS Distributors, Inc.
 This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of share of Accessor Funds, Inc., or any securities mentioned in this report.

                                www.accessor.com

                     VISIT OUR WEBSITE AT www.accessor.com

Item 2.  Code of Ethics

N/A

Item 3.  Audit Committee Financial Expert

N/A

Item 4.  Principal Accountant Fees and Services

N/A

Item 5.  Audit Committee of Listed Registrants.

N/A.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Persons.

N/A

Item 9.  Submission of Matters to a Vote of Security Holders.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 10. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are reasonably designed to ensure that information to be disclosed by the Registrant on Form N-CSR is recorded, processed and reported within the time required based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There have been no change in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a)(1)   N/A
(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT and EX-99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ACCESSOR FUNDS, INC.

By:      /s/ J. Anthony Whatley III
         ---------------------------------
         J. Anthony Whatley III President

Date:    September 6, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ J. Anthony Whatley III
         ---------------------------------
         J. Anthony Whatley III President

Date:    September 6, 2004

By:      /s/ Ravindra A. Deo
         ---------------------------------
         Ravindra A. Deo
         Treasurer

Date:    September 6, 2004